UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA LARGE CAP GROWTH FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA LARGE CAP GROWTH FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	31
Important Information About This Report	39

Semiannual Report 2016

COLUMBIA LARGE CAP GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Large Cap Growth Fund (the Fund) Class A shares returned -11.12% excluding sales charges for the six-month period that ended January 31, 2016.

■  The Fund underperformed its benchmark, the Russell 1000 Growth Index, which returned -7.18% during the same period.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/98
Excluding sales charges		-11.12	-0.36	10.91	6.92
Including sales charges		-16.23	-6.09	9.60	6.29
Class B	11/01/98
Excluding sales charges		-11.44	-1.10	10.07	6.12
Including sales charges		-15.40	-5.51	9.79	6.12
Class C	11/18/02
Excluding sales charges		-11.46	-1.13	10.07	6.11
Including sales charges		-12.26	-2.02	10.07	6.11
Class E*	09/22/06
Excluding sales charges		-11.15	-0.45	10.79	6.81
Including sales charges		-15.15	-4.93	9.78	6.32
Class F*	09/22/06
Excluding sales charges		-11.45	-1.14	10.07	6.12
Including sales charges		-15.40	-5.55	9.79	6.12
Class I*	09/27/10	-10.93	0.06	11.39	7.30
Class K*	03/07/11	-11.07	-0.27	11.06	7.07
Class R*	09/27/10	-11.23	-0.60	10.62	6.62
Class R4*	11/08/12	-11.02	-0.12	11.18	7.19
Class R5*	03/07/11	-10.96	-0.03	11.34	7.26
Class T	12/14/90
Excluding sales charges		-11.13	-0.37	10.85	6.87
Including sales charges		-16.23	-6.11	9.55	6.24
Class W*	09/27/10	-11.10	-0.36	10.92	6.96
Class Y*	07/15/09	-10.95	0.03	11.39	7.32
Class Z	12/14/90	-11.01	-0.12	11.17	7.18
Russell 1000 Growth Index		-7.18	1.32	11.67	7.72

Returns for Class A and T are shown with and without the maximum initial sales charge of 5.75%. Returns for Class E are shown with and without the maximum sales charge of 4.50%. Returns for Class B and Class F are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class Z shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA LARGE CAP GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

John Wilson, CFA

Peter Deininger, CFA, CAIA

Tchintcia Barros, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at January 31, 2016)
Facebook, Inc., Class A	4.2
Microsoft Corp.	4.1
Apple, Inc.	4.0
Amazon.com, Inc.	3.8
Alphabet, Inc., Class A	3.5
CVS Health Corp.	3.1
Alphabet, Inc., Class C	2.9
PepsiCo, Inc.	2.9
Visa, Inc., Class A	2.9
Comcast Corp., Class A	2.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at January 31, 2016)
Common Stocks	94.4
Money Market Funds	5.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at January 31, 2016)
Consumer Discretionary	21.4
Consumer Staples	11.4
Financials	5.8
Health Care	16.5
Industrials	9.1
Information Technology	34.5
Materials	1.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2016
4

COLUMBIA LARGE CAP GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	888.80	1,019.39	5.17	5.52	1.10
Class B	1,000.00	1,000.00	885.60	1,015.66	8.67	9.27	1.85
Class C	1,000.00	1,000.00	885.40	1,015.61	8.72	9.32	1.86
Class E	1,000.00	1,000.00	888.50	1,018.90	5.63	6.02	1.20
Class F	1,000.00	1,000.00	885.50	1,015.66	8.67	9.27	1.85
Class I	1,000.00	1,000.00	890.70	1,021.43	3.24	3.47	0.69
Class K	1,000.00	1,000.00	889.30	1,019.94	4.65	4.97	0.99
Class R	1,000.00	1,000.00	887.70	1,018.10	6.38	6.82	1.36
Class R4	1,000.00	1,000.00	889.80	1,020.64	3.99	4.27	0.85
Class R5	1,000.00	1,000.00	890.40	1,021.18	3.48	3.72	0.74
Class T	1,000.00	1,000.00	888.70	1,019.39	5.17	5.52	1.10
Class W	1,000.00	1,000.00	889.00	1,019.39	5.17	5.52	1.10
Class Y	1,000.00	1,000.00	890.50	1,021.38	3.29	3.52	0.70
Class Z	1,000.00	1,000.00	889.90	1,020.64	3.99	4.27	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2016
5

COLUMBIA LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 20.2%
Auto Components 0.5%
Visteon Corp.(a)	226,900	15,175,072
Hotels, Restaurants & Leisure 2.2%
Norwegian Cruise Line Holdings Ltd.(a)	943,300	42,797,521
Starwood Hotels & Resorts Worldwide, Inc.	449,800	27,995,552
Total		70,793,073
Household Durables 1.1%
Jarden Corp.(a)	645,500	34,243,775
Internet & Catalog Retail 6.5%
Amazon.com, Inc.(a)	195,685	114,867,095
Ctrip.com International Ltd., ADR(a)	542,600	23,158,168
Expedia, Inc.	310,029	31,325,330
Priceline Group, Inc. (The)(a)	36,400	38,764,908
Total		208,115,501
Media 3.7%
Comcast Corp., Class A	1,514,600	84,378,366
DISH Network Corp., Class A(a)	670,600	32,369,862
Total		116,748,228
Multiline Retail 1.6%
Dollar General Corp.	416,200	31,239,972
Hudson's Bay Co.	1,545,522	19,085,967
Total		50,325,939
Specialty Retail 3.9%
Lowe's Companies, Inc.	1,065,300	76,339,398
TJX Companies, Inc. (The)	695,600	49,554,544
Total		125,893,942
Textiles, Apparel & Luxury Goods 0.7%
lululemon athletica, Inc.(a)	365,700	22,698,999
Total Consumer Discretionary		643,994,529
CONSUMER STAPLES 10.7%
Beverages 5.4%
Coca-Cola Enterprises, Inc.	479,700	22,267,674
Constellation Brands, Inc., Class A	156,800	23,908,864
Molson Coors Brewing Co., Class B	452,800	40,969,344
PepsiCo, Inc.	873,300	86,718,690
Total		173,864,572

Common Stocks (continued)

Issuer	Shares	Value ($)
Food & Staples Retailing 2.9%
CVS Health Corp.	953,100	92,059,929
Tobacco 2.4%
Philip Morris International, Inc.	838,600	75,482,386
Total Consumer Staples		341,406,887
FINANCIALS 5.5%
Banks 1.0%
Wells Fargo & Co.	602,800	30,278,644
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	1,004,300	36,375,746
BlackRock, Inc.	70,700	22,218,182
Goldman Sachs Group, Inc. (The)	131,900	21,309,764
Invesco Ltd.	984,800	29,475,064
Total		109,378,756
Real Estate Investment Trusts (REITs) 1.1%
Simon Property Group, Inc.	188,900	35,188,292
Total Financials		174,845,692
HEALTH CARE 15.6%
Biotechnology 6.9%
Alexion Pharmaceuticals, Inc.(a)	314,800	45,938,764
Alkermes PLC(a)	589,300	18,863,493
Biogen, Inc.(a)	146,000	39,866,760
Celgene Corp.(a)	650,500	65,258,160
Incyte Corp.(a)	155,700	10,986,192
Intercept Pharmaceuticals, Inc.(a)	56,177	5,967,682
Novavax, Inc.(a)	1,247,900	6,426,685
Ultragenyx Pharmaceutical, Inc.(a)	106,685	5,990,363
Vertex Pharmaceuticals, Inc.(a)	215,700	19,574,775
Total		218,872,874
Health Care Equipment & Supplies 1.7%
Medtronic PLC	716,378	54,387,418
Health Care Providers & Services 2.4%
Express Scripts Holding Co.(a)	552,600	39,715,362
Laboratory Corp. of America Holdings(a)	320,800	36,041,880
Total		75,757,242
Life Sciences Tools & Services 2.0%
Thermo Fisher Scientific, Inc.	490,300	64,749,018

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	1,304,900	81,112,584
Total Health Care		494,879,136
INDUSTRIALS 8.6%
Aerospace & Defense 1.3%
Northrop Grumman Corp.	224,600	41,564,476
Air Freight & Logistics 1.3%
FedEx Corp.	302,400	40,182,912
Airlines 1.5%
Delta Air Lines, Inc.	1,058,300	46,872,107
Electrical Equipment 0.6%
AMETEK, Inc.	387,300	18,222,465
Industrial Conglomerates 1.4%
Carlisle Companies, Inc.	542,800	45,421,504
Machinery 2.5%
Ingersoll-Rand PLC	501,000	25,786,470
Snap-On, Inc.	207,500	33,523,700
Stanley Black & Decker, Inc.	227,100	21,424,614
Total		80,734,784
Total Industrials		272,998,248
INFORMATION TECHNOLOGY 32.7%
Communications Equipment 1.0%
Palo Alto Networks, Inc.(a)	214,900	32,125,401
Internet Software & Services 11.7%
Alibaba Group Holding Ltd., ADR(a)	347,400	23,286,222
Alphabet, Inc., Class A(a)	138,556	105,489,611
Alphabet, Inc., Class C(a)	117,773	87,499,450
Facebook, Inc., Class A(a)	1,128,500	126,628,985
LinkedIn Corp., Class A(a)	139,900	27,687,609
Total		370,591,877
IT Services 2.7%
Visa, Inc., Class A	1,163,200	86,646,768

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.2%
Avago Technologies Ltd.	318,000	42,519,780
NVIDIA Corp.	535,300	15,678,937
NXP Semiconductors NV(a)	280,974	21,011,236
Qorvo, Inc.(a)	582,000	23,047,200
Total		102,257,153
Software 10.3%
Electronic Arts, Inc.(a)	910,200	58,748,859
Microsoft Corp.	2,233,200	123,026,988
Red Hat, Inc.(a)	857,100	60,039,855
Salesforce.com, inc.(a)	681,600	46,389,696
ServiceNow, Inc.(a)	433,700	26,980,477
Tableau Software, Inc., Class A(a)	140,400	11,265,696
Total		326,451,571
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	1,232,262	119,948,383
Total Information Technology		1,038,021,153
MATERIALS 1.2%
Chemicals 1.2%
Eastman Chemical Co.	626,200	38,329,702
Total Materials		38,329,702
Total Common Stocks (Cost: $2,589,337,891)		3,004,475,347

Money Market Funds 5.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.360%(b)(c)	179,704,038	179,704,038
Total Money Market Funds (Cost: $179,704,038)		179,704,038
Total Investments (Cost: $2,769,041,929)		3,184,179,385
Other Assets & Liabilities, Net		(7,046,691)
Net Assets		3,177,132,694

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at January 31, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	152,443,896	415,504,028	(388,243,886)	179,704,038	133,848	179,704,038

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	643,994,529	—	—	643,994,529
Consumer Staples	341,406,887	—	—	341,406,887
Financials	174,845,692	—	—	174,845,692
Health Care	494,879,136	—	—	494,879,136
Industrials	272,998,248	—	—	272,998,248
Information Technology	1,038,021,153	—	—	1,038,021,153
Materials	38,329,702	—	—	38,329,702
Total Common Stocks	3,004,475,347	—	—	3,004,475,347
Money Market Funds	—	179,704,038	—	179,704,038
Total Investments	3,004,475,347	179,704,038	—	3,184,179,385

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	152,443,896	152,443,896	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,589,337,891)	$3,004,475,347
Affiliated issuers (identified cost $179,704,038)	179,704,038
Total investments (identified cost $2,769,041,929)	3,184,179,385
Receivable for:
Investments sold	16,282,309
Capital shares sold	2,458,314
Dividends	1,356,836
Prepaid expenses	17,245
Trustees' deferred compensation plan	216,439
Other assets	97,039
Total assets	3,204,607,567
Liabilities
Payable for:
Investments purchased	23,894,779
Capital shares purchased	2,847,100
Investment management fees	56,734
Distribution and/or service fees	16,137
Transfer agent fees	246,868
Plan administration fees	1
Compensation of board members	2,327
Chief compliance officer expenses	130
Other expenses	194,358
Trustees' deferred compensation plan	216,439
Total liabilities	27,474,873
Net assets applicable to outstanding capital stock	$3,177,132,694
Represented by
Paid-in capital	$2,723,041,113
Undistributed net investment income	10,015,615
Accumulated net realized gain	28,938,510
Unrealized appreciation (depreciation) on:
Investments	415,137,456
Total — representing net assets applicable to outstanding capital stock	$3,177,132,694

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A
Net assets	$1,666,217,532
Shares outstanding	54,885,151
Net asset value per share	$30.36
Maximum offering price per share(a)	$32.21
Class B
Net assets	$11,876,040
Shares outstanding	454,062
Net asset value per share	$26.16
Class C
Net assets	$86,314,559
Shares outstanding	3,296,473
Net asset value per share	$26.18
Class E
Net assets	$14,020,720
Shares outstanding	463,222
Net asset value per share	$30.27
Maximum offering price per share(b)	$31.70
Class F
Net assets	$770,484
Shares outstanding	29,462
Net asset value per share	$26.15
Class I
Net assets	$151,610,239
Shares outstanding	4,824,321
Net asset value per share	$31.43
Class K
Net assets	$106,522
Shares outstanding	3,408
Net asset value per share	$31.26
Class R
Net assets	$18,327,818
Shares outstanding	606,119
Net asset value per share	$30.24
Class R4
Net assets	$5,610,858
Shares outstanding	175,347
Net asset value per share	$32.00
Class R5
Net assets	$5,122,049
Shares outstanding	163,213
Net asset value per share	$31.38

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class T
Net assets	$167,349,182
Shares outstanding	5,557,749
Net asset value per share	$30.11
Maximum offering price per share(a)	$31.95
Class W
Net assets	$129,871,521
Shares outstanding	4,269,646
Net asset value per share	$30.42
Class Y
Net assets	$11,828,060
Shares outstanding	376,192
Net asset value per share	$31.44
Class Z
Net assets	$908,107,110
Shares outstanding	28,938,018
Net asset value per share	$31.38

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) The maximum offering price per share is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.50%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$27,598,191
Dividends — affiliated issuers	133,848
Foreign taxes withheld	(17,040)
Total income	27,714,999
Expenses:
Investment management fees	11,247,056
Distribution and/or service fees
Class A	2,222,236
Class B	72,749
Class C	431,496
Class E	26,691
Class F	4,100
Class R	30,550
Class T	227,438
Class W	172,287
Transfer agent fees
Class A	1,433,112
Class B	11,725
Class C	69,582
Class E	12,294
Class F	661
Class K	30
Class R	9,870
Class R4	5,716
Class R5	1,210
Class T	146,665
Class W	111,094
Class Z	796,855
Plan administration fees
Class K	152
Compensation of board members	49,531
Custodian fees	12,367
Printing and postage fees	176,510
Registration fees	100,393
Audit fees	12,761
Legal fees	57,819
Chief compliance officer expenses	849
Other	48,699
Total expenses	17,492,498
Net investment income	10,222,501
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	57,598,086
Foreign currency translations	(672)
Net realized gain	57,597,414
Net change in unrealized appreciation (depreciation) on:
Investments	(463,239,278)
Net change in unrealized depreciation	(463,239,278)
Net realized and unrealized loss	(405,641,864)
Net decrease in net assets from operations	$(395,419,363)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$10,222,501	$5,444,189
Net realized gain	57,597,414	402,034,388
Net change in unrealized appreciation (depreciation)	(463,239,278)	254,665,312
Net increase (decrease) in net assets resulting from operations	(395,419,363)	662,143,889
Distributions to shareholders
Net investment income
Class A	—	(4,224,160)
Class E	—	(25,566)
Class I	—	(1,053,124)
Class K	—	(688)
Class R	—	(422)
Class R4	—	(4,872)
Class R5	—	(1,227)
Class T	—	(380,969)
Class W	—	(339,410)
Class Y	—	(18)
Class Z	—	(4,420,247)
Net realized gains
Class A	(176,099,324)	(178,378,477)
Class B	(1,569,355)	(2,682,748)
Class C	(9,955,129)	(8,102,561)
Class E	(1,496,760)	(1,702,793)
Class F	(92,248)	(99,906)
Class I	(15,622,651)	(17,279,907)
Class K	(10,885)	(19,688)
Class R	(1,563,397)	(209,809)
Class R4	(684,994)	(107,449)
Class R5	(493,535)	(22,019)
Class T	(17,926,315)	(19,688,881)
Class W	(13,727,878)	(14,332,809)
Class Y	(880,687)	(297)
Class Z	(95,057,023)	(97,491,407)
Total distributions to shareholders	(335,180,181)	(350,569,454)
Increase in net assets from capital stock activity	328,278,398	208,308,213
Total increase (decrease) in net assets	(402,321,146)	519,882,648
Net assets at beginning of period	3,579,453,840	3,059,571,192
Net assets at end of period	$3,177,132,694	$3,579,453,840
Undistributed (excess of distributions over) net investment income	$10,015,615	$(206,886)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,261,150	112,991,681	3,615,277	130,987,958
Distributions reinvested	4,914,838	166,711,320	5,129,835	172,465,036
Redemptions	(2,921,412)	(99,729,136)	(4,927,952)	(176,147,559)
Net increase	5,254,576	179,973,865	3,817,160	127,305,435
Class B shares
Subscriptions	12,075	364,946	17,489	557,246
Distributions reinvested	52,580	1,538,498	88,438	2,622,192
Redemptions(a)	(134,741)	(4,047,285)	(362,855)	(11,407,278)
Net decrease	(70,086)	(2,143,841)	(256,928)	(8,227,840)
Class C shares
Subscriptions	688,811	20,587,573	694,398	21,993,332
Distributions reinvested	275,189	8,060,285	214,542	6,367,599
Redemptions	(256,574)	(7,517,709)	(365,117)	(11,529,982)
Net increase	707,426	21,130,149	543,823	16,830,949
Class E shares
Subscriptions(b)	758	27,697	4,677	167,093
Distributions reinvested	44,244	1,496,760	51,398	1,725,434
Redemptions	(21,612)	(746,862)	(61,396)	(2,169,645)
Net increase (decrease)	23,390	777,595	(5,321)	(277,118)
Class F shares
Subscriptions	2	50	1,977	60,075
Distributions reinvested	3,153	92,248	3,370	99,906
Redemptions(b)	(28)	(891)	(4,620)	(145,647)
Net increase	3,127	91,407	727	14,334
Class I shares
Subscriptions	15,415	546,569	491,870	18,865,971
Distributions reinvested	445,082	15,622,367	530,921	18,332,686
Redemptions	(251,914)	(9,280,738)	(1,623,790)	(59,746,672)
Net increase (decrease)	208,583	6,888,198	(600,999)	(22,548,015)
Class K shares
Distributions reinvested	304	10,593	581	20,031
Redemptions	(1,451)	(54,200)	(1,744)	(63,352)
Net decrease	(1,147)	(43,607)	(1,163)	(43,321)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R shares
Subscriptions	496,636	17,036,255	107,187	3,931,268
Distributions reinvested	7,553	255,279	3,652	122,670
Redemptions	(42,263)	(1,362,962)	(11,188)	(400,351)
Net increase	461,926	15,928,572	99,651	3,653,587
Class R4 shares
Subscriptions	100,384	3,674,918	167,063	6,337,410
Distributions reinvested	16,895	603,811	3,186	112,015
Redemptions	(106,711)	(3,696,528)	(26,767)	(1,019,257)
Net increase	10,568	582,201	143,482	5,430,168
Class R5 shares
Subscriptions	64,922	2,318,866	94,827	3,653,684
Distributions reinvested	14,073	493,263	664	22,918
Redemptions	(15,843)	(570,135)	(937)	(34,558)
Net increase	63,152	2,241,994	94,554	3,642,044
Class T shares
Subscriptions	130,327	4,389,602	166,177	5,626,315
Distributions reinvested	395,079	13,294,402	447,540	14,934,411
Redemptions	(234,487)	(8,073,171)	(389,375)	(13,869,887)
Net increase	290,919	9,610,833	224,342	6,690,839
Class W shares
Subscriptions	613,075	21,393,088	503,370	18,076,640
Distributions reinvested	403,872	13,727,609	435,627	14,671,906
Redemptions	(568,108)	(19,674,388)	(749,188)	(26,937,846)
Net increase	448,839	15,446,309	189,809	5,810,700
Class Y shares
Subscriptions	307,627	11,193,059	71,064	2,690,256
Distributions reinvested	25,076	880,426	—	—
Redemptions	(27,331)	(987,838)	(318)	(12,230)
Net increase	305,372	11,085,647	70,746	2,678,026
Class Z shares
Subscriptions	2,180,928	77,147,586	2,959,312	109,067,852
Distributions reinvested	1,794,269	62,889,117	1,979,931	68,406,606
Redemptions	(2,089,021)	(73,327,627)	(2,998,161)	(110,126,033)
Net increase	1,886,176	66,709,076	1,941,082	67,348,425
Total net increase	9,592,821	328,278,398	6,260,965	208,308,213

(a) Includes conversions of Class B shares to Class A shares, if any.

(b) Includes conversions of Class F shares to Class E shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$37.69		$34.51		$31.25		$25.65		$20.84		$20.64		$18.77
Income from investment operations:
Net investment income (loss)	0.09		0.03		0.06		0.11		0.02		(0.01)		0.04
Net realized and unrealized gain (loss)	(3.91)		7.24		4.90		5.55		4.82		0.25	(b)	1.92
Total from investment operations	(3.82)		7.27		4.96		5.66		4.84		0.24		1.96
Less distributions to shareholders:
Net investment income	—		(0.09)		(0.08)		(0.06)		(0.03)		(0.04)		(0.09)
Net realized gains	(3.51)		(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(3.51)		(4.09)		(1.70)		(0.06)		(0.03)		(0.04)		(0.09)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		0.00	(c)
Net asset value, end of period	$30.36		$37.69		$34.51		$31.25		$25.65		$20.84		$20.64
Total return	(11.12%)		22.51%		16.29%		22.09%		23.22%		1.16%		10.48%
Ratios to average net assets(d)
Total gross expenses	1.10	%(e)	1.11%		1.14%		1.18%		1.16	%(e)	1.15	%(f)	1.10	%(f)
Total net expenses(g)	1.10	%(e)	1.11	%(h)	1.14	%(h)	1.18	%(h)	1.16	%(e)(h)	1.14	%(f)(i)	1.10	%(f)(h)
Net investment income (loss)	0.53	%(e)	0.09%		0.18%		0.40%		0.10	%(e)	(0.06%)		0.19%
Supplemental data
Net assets, end of period (in thousands)	$1,666,218		$1,870,452		$1,581,112		$1,459,893		$1,316,211		$1,187,715		$148,455
Portfolio turnover	23%		59%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$33.08		$30.88		$28.25		$23.32		$19.04		$18.97		$17.30
Income from investment operations:
Net investment loss	(0.04)		(0.20)		(0.17)		(0.09)		(0.12)		(0.18)		(0.10)
Net realized and unrealized gain (loss)	(3.37)		6.40		4.42		5.02		4.40		0.25	(b)	1.77
Total from investment operations	(3.41)		6.20		4.25		4.93		4.28		0.07		1.67
Less distributions to shareholders:
Net realized gains	(3.51)		(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(3.51)		(4.00)		(1.62)		—		—		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		0.00	(c)
Net asset value, end of period	$26.16		$33.08		$30.88		$28.25		$23.32		$19.04		$18.97
Total return	(11.44%)		21.57%		15.46%		21.14%		22.48%		0.37%		9.65%
Ratios to average net assets(d)
Total gross expenses	1.85	%(e)	1.86%		1.89%		1.93%		1.91	%(e)	1.90	%(f)	1.85	%(f)
Total net expenses(g)	1.85	%(e)	1.86	%(h)	1.89	%(h)	1.93	%(h)	1.91	%(e)(h)	1.89	%(f)(i)	1.85	%(f)(h)
Net investment loss	(0.28	%)(e)	(0.62%)		(0.56%)		(0.34%)		(0.64	%)(e)	(0.82%)		(0.56%)
Supplemental data
Net assets, end of period (in thousands)	$11,876		$17,338		$24,117		$34,085		$39,046		$49,290		$14,527
Portfolio turnover	23%		59%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$33.11		$30.90		$28.27		$23.34		$19.06		$18.98		$17.31
Income from investment operations:
Net investment loss	(0.03)		(0.21)		(0.17)		(0.09)		(0.12)		(0.17)		(0.10)
Net realized and unrealized gain (loss)	(3.39)		6.42		4.42		5.02		4.40		0.25	(b)	1.77
Total from investment operations	(3.42)		6.21		4.25		4.93		4.28		0.08		1.67
Less distributions to shareholders:
Net realized gains	(3.51)		(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(3.51)		(4.00)		(1.62)		—		—		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		0.00	(c)
Net asset value, end of period	$26.18		$33.11		$30.90		$28.27		$23.34		$19.06		$18.98
Total return	(11.46%)		21.59%		15.45%		21.12%		22.46%		0.42%		9.65%
Ratios to average net assets(d)
Total gross expenses	1.86	%(e)	1.86%		1.89%		1.93%		1.91	%(e)	1.88	%(f)	1.85	%(f)
Total net expenses(g)	1.86	%(e)	1.86	%(h)	1.89	%(h)	1.93	%(h)	1.91	%(e)(h)	1.87	%(f)(i)	1.85	%(f)(h)
Net investment loss	(0.19	%)(e)	(0.67%)		(0.57%)		(0.36%)		(0.65	%)(e)	(0.77%)		(0.55%)
Supplemental data
Net assets, end of period (in thousands)	$86,315		$85,724		$63,200		$52,885		$39,542		$36,860		$15,990
Portfolio turnover	23%		59%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class E	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$37.60		$34.44		$31.19		$25.61		$20.80		$20.60		$18.73
Income from investment operations:
Net investment income (loss)	0.07		(0.00	)(b)	0.03		0.08		(0.00	)(b)	(0.02)		0.02
Net realized and unrealized gain (loss)	(3.89)		7.22		4.89		5.53		4.81		0.24	(c)	1.93
Total from investment operations	(3.82)		7.22		4.92		5.61		4.81		0.22		1.95
Less distributions to shareholders:
Net investment income	—		(0.06)		(0.05)		(0.03)		—		(0.02)		(0.08)
Net realized gains	(3.51)		(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(3.51)		(4.06)		(1.67)		(0.03)		—		(0.02)		(0.08)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$30.27		$37.60		$34.44		$31.19		$25.61		$20.80		$20.60
Total Return	(11.15%)		22.37%		16.18%		21.93%		23.13%		1.07%		10.41%
Ratios to average net assets(d)
Total gross expenses	1.20	%(e)	1.21%		1.24%		1.28%		1.26	%(e)	1.20	%(f)	1.20	%(f)
Total net expenses(g)	1.20	%(e)	1.21	%(h)	1.24	%(h)	1.28	%(h)	1.26	%(e)(h)	1.19	%(f)(i)	1.20	%(f)(h)
Net investment income (loss)	0.42	%(e)	(0.00	%)(b)	0.08%		0.30%		(0.00	%)(b)(e)	(0.08%)		0.10%
Supplemental data
Net assets, end of period (in thousands)	$14,021		$16,539		$15,333		$14,853		$13,437		$11,784		$12,800
Portfolio turnover	23%		59%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class F	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$33.07		$30.87		$28.25		$23.32		$19.04		$18.96		$17.29
Income from investment operations:
Net investment loss	(0.03)		(0.21)		(0.17)		(0.09)		(0.12)		(0.16)		(0.10)
Net realized and unrealized gain (loss)	(3.38)		6.41		4.41		5.02		4.40		0.24	(b)	1.77
Total from investment operations	(3.41)		6.20		4.24		4.93		4.28		0.08		1.67
Less distributions to shareholders:
Net realized gains	(3.51)		(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(3.51)		(4.00)		(1.62)		—		—		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		0.00	(c)
Net asset value, end of period	$26.15		$33.07		$30.87		$28.25		$23.32		$19.04		$18.96
Total return	(11.45%)		21.57%		15.43%		21.14%		22.48%		0.42%		9.66%
Ratios to average net assets(d)
Total gross expenses	1.85	%(e)	1.86%		1.89%		1.93%		1.91	%(e)	1.85	%(f)	1.85	%(f)
Total net expenses(g)	1.85	%(e)	1.86	%(h)	1.89	%(h)	1.93	%(h)	1.91	%(e)(h)	1.84	%(f)(i)	1.85	%(f)(h)
Net investment loss	(0.22	%)(e)	(0.66%)		(0.57%)		(0.36%)		(0.65	%)(e)	(0.73%)		(0.55%)
Supplemental data
Net assets, end of period (in thousands)	$770		$871		$791		$859		$655		$484		$425
Portfolio turnover	23%		59%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,					Year Ended September 30,
Class I	(Unaudited)		2015	2014	2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$38.81		$35.43	$32.02	$26.29	$21.37		$21.14		$21.18
Income from investment operations:
Net investment income	0.17		0.19	0.21	0.25	0.11		0.11		0.00	(c)
Net realized and unrealized gain (loss)	(4.04)		7.43	5.04	5.66	4.94		0.24	(d)	(0.04)
Total from investment operations	(3.87)		7.62	5.25	5.91	5.05		0.35		(0.04)
Less distributions to shareholders:
Net investment income	—		(0.24)	(0.22)	(0.18)	(0.13)		(0.12)		—
Net realized gains	(3.51)		(4.00)	(1.62)	—	—		—		—
Total distributions to shareholders	(3.51)		(4.24)	(1.84)	(0.18)	(0.13)		(0.12)		—
Proceeds from regulatory settlements	—		—	—	—	0.00	(c)	—		—
Net asset value, end of period	$31.43		$38.81	$35.43	$32.02	$26.29		$21.37		$21.14
Total return	(10.93%)		23.00%	16.84%	22.60%	23.71%		1.61%		(0.19%)
Ratios to average net assets(e)
Total gross expenses	0.69	%(f)	0.69%	0.70%	0.71%	0.72	%(f)	0.68	%(g)	0.60	%(f)
Total net expenses(h)	0.69	%(f)	0.69%	0.70%	0.71%	0.72	%(f)	0.68	%(g)(i)	0.60	%(f)(i)
Net investment income	0.93	%(f)	0.52%	0.62%	0.87%	0.54	%(f)	0.46%		1.89	%(f)
Supplemental data
Net assets, end of period (in thousands)	$151,610		$179,142	$184,811	$220,421	$203,848		$279,510		$2
Portfolio turnover	23%		59%	88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,					Year Ended September 30,
Class K	(Unaudited)		2015	2014	2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$38.68		$35.32	$31.94	$26.24	$21.33		$24.86
Income from investment operations:
Net investment income	0.11		0.09	0.11	0.18	0.08		0.02
Net realized and unrealized gain (loss)	(4.02)		7.41	5.01	5.64	4.90		(3.55)
Total from investment operations	(3.91)		7.50	5.12	5.82	4.98		(3.53)
Less distributions to shareholders:
Net investment income	—		(0.14)	(0.12)	(0.12)	(0.07)		—
Net realized gains	(3.51)		(4.00)	(1.62)	—	—		—
Total distributions to shareholders	(3.51)		(4.14)	(1.74)	(0.12)	(0.07)		—
Proceeds from regulatory settlements	—		—	—	—	0.00	(c)	—
Net asset value, end of period	$31.26		$38.68	$35.32	$31.94	$26.24		$21.33
Total return	(11.07%)		22.66%	16.47%	22.25%	23.38%		(14.20%)
Ratios to average net assets(d)
Total gross expenses	0.99	%(e)	0.99%	1.00%	0.96%	0.97	%(e)	0.95	%(e)(f)
Total net expenses(g)	0.99	%(e)	0.99%	1.00%	0.96%	0.97	%(e)	0.95	%(e)(f)(h)
Net investment income	0.63	%(e)	0.23%	0.32%	0.64%	0.40	%(e)	0.12	%(e)
Supplemental data
Net assets, end of period (in thousands)	$107		$176	$202	$191	$4,270		$46,696
Portfolio turnover	23%		59%	88%	104%	80%		116%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class R	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$37.60		$34.44		$31.18		$25.61		$20.83		$20.64		$20.68
Income from investment operations:
Net investment income (loss)	0.09		(0.07)		(0.02)		0.05		(0.01)		(0.07)		0.00	(c)
Net realized and unrealized gain (loss)	(3.94)		7.24		4.89		5.52		4.79		0.26	(d)	(0.04)
Total from investment operations	(3.85)		7.17		4.87		5.57		4.78		0.19		(0.04)
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.00	)(c)	—		—		—		—
Net realized gains	(3.51)		(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(3.51)		(4.01)		(1.62)		—		—		—		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		—
Increase from payment by affiliate	—		—		0.01		—		—		—		—
Net asset value, end of period	$30.24		$37.60		$34.44		$31.18		$25.61		$20.83		$20.64
Total return	(11.23%)		22.20%		16.06	%(e)	21.75%		22.95%		0.92%		(0.19%)
Ratios to average net assets(f)
Total gross expenses	1.36	%(g)	1.36%		1.39%		1.43%		1.40	%(g)	1.41	%(h)	1.21	%(g)
Total net expenses(i)	1.36	%(g)	1.36	%(j)	1.39	%(j)	1.43	%(j)	1.40	%(g)(j)	1.40	%(h)(k)	1.21	%(g)(j)
Net investment income (loss)	0.55	%(g)	(0.20%)		(0.06%)		0.17%		(0.07	%)(g)	(0.32%)		1.28	%(g)
Supplemental data
Net assets, end of period (in thousands)	$18,328		$5,421		$1,534		$1,643		$726		$2,002		$2
Portfolio turnover	23%		59%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which is less than 0.01%.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$39.49		$35.98		$32.48		$26.79
Income from investment operations:
Net investment income	0.13		0.06		0.15		0.11
Net realized and unrealized gain (loss)	(4.11)		7.63		5.10		5.69
Total from investment operations	(3.98)		7.69		5.25		5.80
Less distributions to shareholders:
Net investment income	—		(0.18)		(0.15)		(0.11)
Net realized gains	(3.51)		(4.00)		(1.62)		—
Total distributions to shareholders	(3.51)		(4.18)		(1.77)		(0.11)
Increase from payment by affiliate	—		—		0.02		—
Net asset value, end of period	$32.00		$39.49		$35.98		$32.48
Total return	(11.02%)		22.80%		16.67	%(b)	21.70%
Ratios to average net assets(c)
Total gross expenses	0.85	%(d)	0.86%		0.89%		0.93	%(d)
Total net expenses(e)	0.85	%(d)	0.86	%(f)	0.89	%(f)	0.93	%(d)(f)
Net investment income	0.69	%(d)	0.17%		0.42%		0.49	%(d)
Supplemental data
Net assets, end of period (in thousands)	$5,611		$6,506		$766		$33
Portfolio turnover	23%		59%		88%		104%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,					Year Ended September 30,
Class R5	(Unaudited)		2015	2014	2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$38.77		$35.39	$32.00	$26.28	$21.36		$24.86
Income from investment operations:
Net investment income	0.17		0.09	0.19	0.26	0.11		0.05
Net realized and unrealized gain (loss)	(4.05)		7.51	5.02	5.64	4.94		(3.55)
Total from investment operations	(3.88)		7.60	5.21	5.90	5.05		(3.50)
Less distributions to shareholders:
Net investment income	—		(0.22)	(0.20)	(0.18)	(0.13)		—
Net realized gains	(3.51)		(4.00)	(1.62)	—	—		—
Total distributions to shareholders	(3.51)		(4.22)	(1.82)	(0.18)	(0.13)		—
Proceeds from regulatory settlements	—		—	—	—	0.00	(c)	—
Net asset value, end of period	$31.38		$38.77	$35.39	$32.00	$26.28		$21.36
Total return	(10.96%)		22.95%	16.74%	22.59%	23.70%		(14.08%)
Ratios to average net assets(d)
Total gross expenses	0.74	%(e)	0.75%	0.75%	0.72%	0.73	%(e)	0.70	%(e)(f)
Total net expenses(g)	0.74	%(e)	0.75%	0.75%	0.72%	0.73	%(e)	0.70	%(e)(f)(h)
Net investment income	0.95	%(e)	0.25%	0.57%	0.89%	0.53	%(e)	0.37	%(e)
Supplemental data
Net assets, end of period (in thousands)	$5,122		$3,879	$195	$36	$497		$407
Portfolio turnover	23%		59%	88%	104%	80%		116%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class T	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$37.41		$34.27		$31.05		$25.49		$20.69		$20.49		$18.64
Income from investment operations:
Net investment income (loss)	0.09		0.03		0.04		0.10		0.01		(0.01)		0.03
Net realized and unrealized gain (loss)	(3.88)		7.19		4.87		5.50		4.79		0.24	(b)	1.90
Total from investment operations	(3.79)		7.22		4.91		5.60		4.80		0.23		1.93
Less distributions to shareholders:
Net investment income	—		(0.08)		(0.07)		(0.04)		—		(0.03)		(0.08)
Net realized gains	(3.51)		(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(3.51)		(4.08)		(1.69)		(0.04)		—		(0.03)		(0.08)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		0.00	(c)
Net asset value, end of period	$30.11		$37.41		$34.27		$31.05		$25.49		$20.69		$20.49
Total return	(11.13%)		22.49%		16.21%		22.01%		23.20%		1.12%		10.40%
Ratios to average net assets(d)
Total gross expenses	1.10	%(e)	1.13%		1.19%		1.23%		1.21	%(e)	1.15	%(f)	1.15	%(f)
Total net expenses(g)	1.10	%(e)	1.13	%(h)	1.19	%(h)	1.23	%(h)	1.21	%(e)(h)	1.14	%(f)(i)	1.15	%(f)(h)
Net investment income	0.52	%(e)	0.08%		0.13%		0.35%		0.05	%(e)	(0.03%)		0.15%
Supplemental data
Net assets, end of period (in thousands)	$167,349		$197,026		$172,830		$160,462		$146,207		$130,081		$143,784
Portfolio turnover	23%		59%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class W	(Unaudited)		2015		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$37.75		$34.57		$31.26		$25.66		$20.85		$20.64		$20.68
Income from investment operations:
Net investment income	0.09		0.03		0.06		0.12		0.01		0.02		0.00	(c)
Net realized and unrealized gain (loss)	(3.91)		7.24		4.91		5.54		4.82		0.23	(d)	(0.04)
Total from investment operations	(3.82)		7.27		4.97		5.66		4.83		0.25		(0.04)
Less distributions to shareholders:
Net investment income	—		(0.09)		(0.06)		(0.06)		(0.02)		(0.04)		—
Net realized gains	(3.51)		(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(3.51)		(4.09)		(1.68)		(0.06)		(0.02)		(0.04)		—
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		—
Increase from payment by affiliate	—		—		0.02		—		—		—		—
Net asset value, end of period	$30.42		$37.75		$34.57		$31.26		$25.66		$20.85		$20.64
Total return	(11.10%)		22.47%		16.39	%(e)	22.12%		23.19%		1.21%		(0.19%)
Ratios to average net assets(f)
Total gross expenses	1.10	%(g)	1.11%		1.14%		1.14%		1.19	%(g)	1.05	%(h)	0.96	%(g)
Total net expenses(i)	1.10	%(g)	1.11	%(j)	1.14	%(j)	1.14	%(j)	1.19	%(g)(j)	1.04	%(h)(k)	0.96	%(g)(j)
Net investment income	0.53	%(g)	0.09%		0.18%		0.43%		0.07	%(g)	0.07%		1.52	%(g)
Supplemental data
Net assets, end of period (in thousands)	$129,872		$144,250		$125,509		$4		$3		$3		$2
Portfolio turnover	23%		59%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which is less than 0.01%.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,					Year Ended September 30,
Class Y	(Unaudited)		2015	2014	2013	2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$38.83		$35.44	$32.03	$26.29	$21.36		$21.14		$19.20
Income from investment operations:
Net investment income	0.24		0.07	0.22	0.25	0.11		0.11		0.13
Net realized and unrealized gain (loss)	(4.12)		7.57	5.03	5.67	4.94		0.23	(b)	1.97
Total from investment operations	(3.88)		7.64	5.25	5.92	5.05		0.34		2.10
Less distributions to shareholders:
Net investment income	—		(0.25)	(0.22)	(0.18)	(0.12)		(0.12)		(0.16)
Net realized gains	(3.51)		(4.00)	(1.62)	—	—		—		—
Total distributions to shareholders	(3.51)		(4.25)	(1.84)	(0.18)	(0.12)		(0.12)		(0.16)
Proceeds from regulatory settlements	—		—	—	—	0.00	(c)	—		0.00	(c)
Net asset value, end of period	$31.44		$38.83	$35.44	$32.03	$26.29		$21.36		$21.14
Total return	(10.95%)		23.03%	16.84%	22.64%	23.72%		1.56%		11.01%
Ratios to average net assets(d)
Total gross expenses	0.70	%(e)	0.71%	0.70%	0.71%	0.72	%(e)	0.67	%(f)	0.64	%(f)
Total net expenses(g)	0.70	%(e)	0.71%	0.70%	0.71%	0.72	%(e)	0.67	%(f)(h)	0.64	%(f)(h)
Net investment income	1.37	%(e)	0.19%	0.66%	0.90%	0.55	%(e)	0.48%		0.66%
Supplemental data
Net assets, end of period (in thousands)	$11,828		$2,750	$3	$3,826	$14,446		$15,311		$22,272
Portfolio turnover	23%		59%	88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
29

COLUMBIA LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended September 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$38.79		$35.41		$32.01		$26.28		$21.33		$21.12		$19.20
Income from investment operations:
Net investment income	0.14		0.13		0.15		0.19		0.07		0.07		0.09
Net realized and unrealized gain (loss)	(4.04)		7.43		5.03		5.66		4.94		0.24	(b)	1.96
Total from investment operations	(3.90)		7.56		5.18		5.85		5.01		0.31		2.05
Less distributions to shareholders:
Net investment income	—		(0.18)		(0.16)		(0.12)		(0.06)		(0.10)		(0.13)
Net realized gains	(3.51)		(4.00)		(1.62)		—		—		—		—
Total distributions to shareholders	(3.51)		(4.18)		(1.78)		(0.12)		(0.06)		(0.10)		(0.13)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—		0.00	(c)
Net asset value, end of period	$31.38		$38.79		$35.41		$32.01		$26.28		$21.33		$21.12
Total return	(11.01%)		22.80%		16.61%		22.34%		23.52%		1.41%		10.74%
Ratios to average net assets(d)
Total gross expenses	0.85	%(e)	0.86%		0.89%		0.93%		0.91	%(e)	0.85	%(f)	0.85	%(f)
Total net expenses(g)	0.85	%(e)	0.86	%(h)	0.89	%(h)	0.93	%(h)	0.91	%(e)(h)	0.84	%(f)(i)	0.85	%(f)(h)
Net investment income	0.78	%(e)	0.34%		0.43%		0.65%		0.35	%(e)	0.28%		0.45%
Supplemental data
Net assets, end of period (in thousands)	$908,107		$1,049,380		$889,169		$850,041		$735,315		$683,738		$860,959
Portfolio turnover	23%		59%		88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to July 31.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
30

COLUMBIA LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class E, Class F, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the investment amount. Class E shares purchased without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within one year after purchase. Class E shares are closed to new investors and new accounts.

Class F shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class F shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class F shares will generally convert to Class E shares eight years after purchase. Class F shares are closed to new investors and new accounts.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Semiannual Report 2016
31

COLUMBIA LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Semiannual Report 2016
32

COLUMBIA LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In

Semiannual Report 2016
33

COLUMBIA LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.66% of the Fund's average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $6,999,213, and the administrative services fee paid to the Investment Manager was $584,102.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than

Semiannual Report 2016
34

COLUMBIA LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended January 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class E	0.16
Class F	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class T	0.16
Class W	0.16
Class Z	0.16

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At January 31, 2016, the Fund's total potential future obligation over the life of the Guaranty is $128,505. The liability remaining at January 31, 2016 for non-recurring charges associated with the lease amounted to $72,153 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund's ownership interest in SDC at January 31, 2016 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $43,170, which approximates the fair value of the ownership interest.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents.

Semiannual Report 2016
35

COLUMBIA LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund's average daily net assets attributable to Class T shares. The annualized effective shareholder services fee rate for the six months ended January 31, 2016 was 0.25% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $649,341 for Class A, $398 for Class B, $2,964 for Class C, $134 for Class E and $11,906 for Class T shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	1.23%	1.22%
Class B	1.98	1.97
Class C	1.98	1.97
Class E	1.33	1.32
Class F	1.98	1.97
Class I	0.86	0.83
Class K	1.16	1.13
Class R	1.48	1.47
Class R4	0.98	0.97
Class R5	0.91	0.88
Class T	1.23	1.22
Class W	1.23	1.22
Class Y	0.86	0.83
Class Z	0.98	0.97

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $2,769,042,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$617,633,000
Unrealized depreciation	(202,496,000)
Net unrealized appreciation	$415,137,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $764,159,402 and $790,030,962, respectively, for the six months ended January 31, 2016. The amount of purchase and sale

Semiannual Report 2016
36

COLUMBIA LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, one unaffiliated shareholder of record owned 11.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 45.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Semiannual Report 2016
37

COLUMBIA LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
38

COLUMBIA LARGE CAP GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
39

Columbia Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR174_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	26
Important Information About This Report	33

Semiannual Report 2016

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund) Class A shares returned 2.79% excluding sales charges for the six-month period that ended January 31, 2016. Class Z shares of the Fund returned 2.92% for the same time period.

■  The Fund underperformed its benchmark, the Barclays 3-15 Year Blend Municipal Bond Index, which returned 3.52% over the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/01/02
Excluding sales charges		2.79	1.89	4.17	3.66
Including sales charges		-0.31	-1.19	3.53	3.34
Class B	11/01/02
Excluding sales charges		2.32	1.13	3.39	2.89
Including sales charges		-0.68	-1.84	3.39	2.89
Class C	10/13/03
Excluding sales charges		2.56	1.44	3.74	3.24
Including sales charges		1.56	0.44	3.74	3.24
Class R4*	03/19/13	2.92	2.15	4.43	3.92
Class R5*	11/08/12	2.86	2.19	4.44	3.92
Class Z	07/02/84	2.92	2.15	4.42	3.92
Barclays 3-15 Year Blend Municipal Bond Index		3.52	2.69	5.01	4.76

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 3.25% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian McGreevy

Quality Breakdown (%) (at January 31, 2016)
AAA rating	3.1
AA rating	60.7
A rating	21.1
BBB rating	7.8
C rating	1.5
Not rated	5.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,027.90	1,020.64	4.29	4.27	0.85
Class B	1,000.00	1,000.00	1,023.20	1,016.91	8.05	8.02	1.60
Class C	1,000.00	1,000.00	1,025.60	1,018.40	6.55	6.52	1.30
Class R4	1,000.00	1,000.00	1,029.20	1,021.88	3.03	3.02	0.60
Class R5	1,000.00	1,000.00	1,028.60	1,022.13	2.77	2.77	0.55
Class Z	1,000.00	1,000.00	1,029.20	1,021.88	3.03	3.02	0.60

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 96.8%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
AIRPORT 3.0%
Port of Portland Refunding Revenue Bonds Portland International Airport Series 2015-23 07/01/28	5.000%	1,240,000	1,524,506
07/01/31	5.000%	1,750,000	2,120,125
07/01/32	5.000%	2,000,000	2,406,220
Revenue Bonds Passenger Facility Charge Series 2011 07/01/27	5.500%	6,635,000	7,724,334
Total			13,775,185
ASSISTED LIVING 0.4%
Clackamas County Hospital Facility Authority Refunding Revenue Bonds Robison Jewish Home Series 2005 10/01/19	5.000%	1,000,000	1,001,440
10/01/24	5.125%	1,000,000	1,000,740
Total			2,002,180
HIGHER EDUCATION 5.6%
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014 05/01/34	5.250%	1,000,000	1,125,590
Series 2015 05/01/30	5.000%	550,000	642,499
City of Portland Refunding Revenue Bonds Broadway Project LLC Series 2008A 04/01/23	6.250%	3,250,000	3,617,412
Oregon Health & Science University Revenue Bonds Series 2012A 07/01/18	5.000%	1,000,000	1,094,720
Series 2012E 07/01/32	5.000%	7,000,000	8,045,660
Oregon Health & Science University(a) Revenue Bonds Capital Appreciation-Independent School District Series 1996A (NPFGC) 07/01/21	0.000%	9,700,000	8,358,102
Oregon State Facilities Authority Refunding Revenue Bonds University Portland Series 2015A 04/01/31	5.000%	530,000	619,056

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Portland Series 2015A 04/01/30	5.000%	500,000	586,985
Revenue Bonds Linfield College Project Series 2015A 10/01/24	5.000%	1,390,000	1,651,612
Total			25,741,636
HOSPITAL 9.7%
Astoria Hospital Facilities Authority Refunding Revenue Bonds Columbia Memorial Hospital Series 2012 08/01/17	4.000%	810,000	834,656
08/01/18	4.000%	745,000	775,843
08/01/19	4.000%	855,000	904,667
08/01/20	4.000%	915,000	970,394
08/01/21	4.000%	725,000	771,828
08/01/26	5.000%	1,200,000	1,323,984
08/01/27	5.000%	1,260,000	1,383,001
08/01/31	5.000%	2,860,000	3,081,793
Hospital Facilities Authority of Multnomah County Revenue Bonds Adventist Health West Series 2009A 09/01/21	5.000%	3,685,000	4,177,685
Klamath Falls Intercommunity Hospital Authority Refunding Revenue Bonds Sky Lakes Medical Center Project Series 2012 09/01/18	5.000%	1,195,000	1,304,402
09/01/19	5.000%	1,255,000	1,408,512
09/01/22	5.000%	500,000	592,945
Oregon State Facilities Authority Refunding Revenue Bonds Legacy Health Project Series 2011A 05/01/20	5.250%	5,000,000	5,830,050
PeaceHealth Project Series 2009A 11/01/17	5.000%	4,450,000	4,774,805
11/01/19	5.000%	3,695,000	4,221,685
Series 2014A 11/15/29	5.000%	1,600,000	1,891,328
Samaritan Health Services Series 2010A 10/01/22	5.000%	3,450,000	3,892,118
Salem Hospital Facility Authority Revenue Bonds Salem Hospital Project Series 2006A 08/15/27	5.000%	3,500,000	3,557,470

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008A 08/15/18	5.250%	2,500,000	2,740,925
Total			44,438,091
INDEPENDENT POWER 1.4%
Western Generation Agency Revenue Bonds Wauna Cogeneration Project Series 2006A 01/01/20	5.000%	3,235,000	3,248,911
01/01/21	5.000%	3,000,000	3,010,890
Total			6,259,801
INVESTOR OWNED 0.9%
Port of Morrow Refunding Revenue Bonds Portland General Electric Series 1998A 05/01/33	5.000%	3,750,000	4,150,950
LOCAL GENERAL OBLIGATION 32.1%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis Unlimited General Obligation Refunding Bonds Series 2007 (AGM) 06/15/20	5.000%	5,000,000	5,831,550
Blue Mountain Community College District Unlimited General Obligation Bonds Series 2015 06/15/29	4.000%	1,000,000	1,131,010
Boardman Park & Recreation District Unlimited General Obligation Bonds Series 2015 06/15/35	5.250%	3,400,000	3,802,798
Canyonville South Umpqua Rural Fire Protection District Unlimited General Obligation Bonds Series 2001 07/01/31	5.400%	610,000	610,805
Central Oregon Community College District Limited General Obligation Bonds Series 2014 06/01/29	5.000%	500,000	599,515
Unlimited General Obligation Bonds Series 2010 06/15/24	4.750%	2,580,000	2,974,972
Chemeketa Community College District Unlimited General Obligation Refunding Bonds Series 2015 06/15/26	4.000%	1,745,000	2,027,341

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chemeketa Community College Unlimited General Obligation Refunding Bonds Series 2014 06/15/26	5.000%	1,100,000	1,356,146
City of Hillsboro Limited General Obligation Refunding Bonds Series 2012 06/01/25	4.000%	1,875,000	2,109,881
City of Lebanon Unlimited General Obligation Refunding Bonds Series 2015 06/01/26	5.000%	1,675,000	2,074,136
06/01/27	5.000%	1,715,000	2,111,028
City of Madras Unlimited General Obligation Refunding Bonds Series 2013 02/15/24	4.000%	745,000	810,873
02/15/27	4.500%	500,000	542,715
City of Portland Limited General Obligation Bonds Limited Tax Sellwood Bridge Project Series 2014 06/01/24	5.000%	1,985,000	2,499,274
Limited Tax General Obligation Refunding Bonds Series 2011A 06/01/23	5.000%	6,140,000	7,372,359
Unlimited General Obligation Refunding Bonds Public Safety Projects and Emergency Facilities Series 2014 06/15/24	5.000%	1,885,000	2,389,897
City of Portland(a) Limited Tax General Obligation Bonds Series 2001B 06/01/18	0.000%	4,000,000	3,900,920
06/01/19	0.000%	4,000,000	3,838,880
06/01/20	0.000%	4,000,000	3,766,400
City of Redmond Limited General Obligation Bonds Series 2014A 06/01/27	5.000%	685,000	822,822
City of Salem Limited General Obligation Bonds Series 2009 06/01/26	5.000%	3,315,000	3,729,441
Unlimited General Obligation Bonds Series 2009 06/01/19	5.000%	2,025,000	2,292,563
06/01/20	5.000%	880,000	998,193
City of Sisters Limited General Obligation Refunding Bonds Series 2016 12/01/35	4.000%	620,000	679,663

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas & Washington Counties School District No. 3 Unlimited General Obligation Bonds Series 2003A (NPFGC)(a) 06/15/17	0.000%	2,000,000	1,979,200
Clackamas County School District No. 108 Estacada Unlimited General Obligation Refunding Bonds Series 2005 (AGM) 06/15/25	5.500%	2,485,000	3,293,892
Clackamas County School District No. 12 North Clackamas Unlimited General Obligation Refunding Bonds Series 2014 06/15/29	5.000%	1,500,000	1,817,265
Clackamas County School District No. 46 Oregon Trail Unlimited General Obligation Bonds Series 2009A 06/15/25	5.000%	4,350,000	4,924,940
06/15/26	5.000%	3,000,000	3,387,990
Clackamas County School District No. 62 Limited General Obligation Refunding Bonds Series 2014 06/01/34	5.000%	1,770,000	2,053,466
Columbia Gorge Community College District Unlimited General Obligation Refunding Bonds Series 2012 06/15/18	3.000%	810,000	849,245
06/15/19	2.500%	1,010,000	1,059,369
County of Lane Limited General Obligation Bonds Series 2009A 11/01/24	5.000%	1,000,000	1,142,220
11/01/25	5.000%	1,140,000	1,298,209
Deschutes & Jefferson Counties School District No. 2J Redmond Unlimited General Obligation Bonds Series 2004B (NPFGC)(a) 06/15/22	0.000%	2,335,000	2,095,919
Jackson County School District No. 549C Medford Unlimited General Obligation Refunding Bonds Series 2015 12/15/23	5.000%	1,000,000	1,260,490
Jackson County School District No. 9 Eagle Point Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/20	5.500%	1,000,000	1,184,710
06/15/21	5.500%	1,410,000	1,718,099
Jefferson County School District No. 509J Unlimited General Obligation Bonds Madras Series 2013B 06/15/28	5.000%	2,095,000	2,489,698

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Josephine County School District Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 12/15/16	5.000%	1,000,000	1,039,990
Klamath Falls City Schools Unlimited General Obligation Refunding Bonds Series 2015A 06/15/28	4.000%	500,000	566,935
Lane & Douglas Counties School District No. 45J3 Unlimited General Obligation Refunding Bonds South Lane Series 2012 06/15/20	3.000%	1,000,000	1,076,730
06/15/21	3.000%	1,610,000	1,754,723
Lane Community College Unlimited General Obligation Bonds Series 2009 06/15/17	4.250%	2,195,000	2,308,350
06/15/18	4.250%	2,000,000	2,165,820
Series 2012 06/15/23	5.000%	1,000,000	1,233,080
Lane County School District No. 1 Pleasant Hill Unlimited General Obligation Bonds Series 2014B(a) 06/15/29	0.000%	1,775,000	1,196,439
Lane County School District No. 19 Springfield Unlimited General Obligation Bonds Series 2015A 06/15/31	5.000%	2,000,000	2,443,680
Lane County School District No. 19 Springfield(a) Unlimited General Obligation Bonds Series 2015B 06/15/33	0.000%	3,770,000	2,082,284
Unlimited General Obligation Refunding Bonds Series 2015D 06/15/24	0.000%	2,305,000	1,919,304
06/15/28	0.000%	1,480,000	1,037,302
Marion & Clackamas Counties School District No. 4J Silver Falls Unlimited General Obligation Refunding Bonds Series 2013 06/15/21	4.000%	2,785,000	3,179,662
Multnomah County School District No. 7 Reynolds Unlimited General Obligation Bonds Deferred Interest Series 2015B(a) 06/15/30	0.000%	4,000,000	2,435,920
Polk Marion & Benton Counties School District No. 13J Central Unlimited General Obligation Refunding Bonds Series 2015 02/01/27	4.000%	750,000	860,175
02/01/28	4.000%	1,000,000	1,138,870

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Umatilla County School District No. 16R Pendleton Unlimited General Obligation Bonds Series 2014A 06/15/30	5.000%	1,110,000	1,343,833
06/15/31	5.000%	2,890,000	3,476,554
Umatilla County School District No. 8R Hermiston Unlimited General Obligation Bonds Series 2010 06/15/29	4.500%	2,360,000	2,606,644
Union County School District No. 1 La Grande Unlimited General Obligation Bonds Series 2015 06/15/30	4.000%	1,000,000	1,116,790
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/19	5.000%	850,000	962,829
06/15/21	5.000%	6,575,000	7,858,900
Washington & Multnomah Counties School District No 48J Beaverton Refunding Unlimited General Obligation Bonds Series 2012-B 06/15/23	4.000%	4,090,000	4,743,787
Unlimited General Obligation Bonds Series 2014 06/15/33	5.000%	4,000,000	4,811,840
Washington County School District No. 1 West Union Unlimited General Obligation Refunding Bonds Hillsboro Series 2012 06/15/20	4.000%	1,400,000	1,577,170
Washington County School District No. 15 Forest Grove Unlimited General Obligation Bonds Series 2012A 06/15/24	5.000%	1,780,000	2,172,739
Yamhill Clackamas & Washington Counties School District No. 29J Newberg Unlimited General Obligation Refunding Bonds Series 2005 (NPFGC) 06/15/21	5.500%	1,000,000	1,223,540
Total			147,161,784
MULTI-FAMILY 2.0%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007 03/01/37	5.500%	3,915,000	4,004,575
City of Portland Revenue Bonds Headwaters Apartments Project Series 2005A 04/01/25	5.000%	1,565,000	1,571,276

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Facilities Authority Refunding Revenue Bonds College Housing Northwest Projects Series 2013A 10/01/18	4.000%	740,000	770,451
10/01/19	4.000%	780,000	817,705
10/01/20	4.000%	810,000	854,809
10/01/22	4.000%	875,000	925,899
Total			8,944,715
MUNICIPAL POWER 1.4%
City of Eugene Electric Utility System Refunding Revenue Bonds Series 2011A 08/01/28	5.000%	2,200,000	2,572,372
08/01/29	5.000%	3,410,000	3,971,593
Total			6,543,965
PORTS 0.8%
Port of Morrow Limited General Obligation Bonds Series 2013 06/01/22	4.000%	425,000	441,745
06/01/23	4.000%	440,000	455,145
06/01/24	4.000%	460,000	474,863
06/01/25	4.000%	480,000	493,526
06/01/26	4.000%	500,000	511,850
06/01/27	4.000%	515,000	526,690
06/01/28	4.000%	250,000	254,918
Port of St. Helen's Revenue Bonds Series 1999 08/01/19	5.750%	350,000	350,626
Total			3,509,363
PREP SCHOOL 0.2%
Oregon State Facilities Authority(b) Revenue Bonds Redmond Proficiency Academy Project Series 2015 06/15/25	4.750%	200,000	202,712
06/15/35	5.500%	540,000	550,265
Total			752,977
RECREATION 0.8%
Oregon State Lottery Revenue Bonds Series 2012B 04/01/18	3.000%	3,600,000	3,776,580

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
REFUNDED / ESCROWED 15.6%
Clackamas & Washington Counties School District No. 3 Prerefunded 06/15/19 Unlimited General Obligation Bonds West Linn-Wilsonville Series 2009 06/15/24	5.000%	4,150,000	4,710,707
Clackamas County School District No. 12 North Clackamas Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007B (AGM) 06/15/22	5.000%	4,000,000	4,243,440
Columbia Multnomah & Washington Counties School District No. 1J Prerefunded 06/15/19 Unlimited General Obligation Bonds Scappoose School District 1J Series 2009 06/15/23	5.000%	1,000,000	1,135,830
06/15/24	5.000%	1,165,000	1,323,242
06/15/25	5.000%	1,275,000	1,448,183
Deschutes County Administrative School District No. 1 Bend-La Pine Prerefunded 06/15/17 Unlimited General Obligation Bonds Series 2007 (NPFGC) 06/15/20	4.500%	5,000,000	5,269,250
Deschutes County Hospital Facilities Authority Prerefunded 01/01/19 Revenue Bonds Cascade Health Services, Inc. Series 2008 01/01/23	7.375%	2,000,000	2,373,920
Jackson County School District No. 549C Medford Prerefunded 06/15/18 Unlimited General Obligation Bonds Series 2008 06/15/27	4.625%	1,500,000	1,635,495
06/15/28	4.625%	1,660,000	1,809,948
Oregon State Lottery Prerefunded 04/01/18 Revenue Bonds Series 2008A 04/01/24	5.000%	3,130,000	3,413,922
Prerefunded 04/01/19 Revenue Bonds Series 2009A 04/01/21	5.000%	2,500,000	2,818,575
04/01/27	5.000%	4,000,000	4,509,720
Puerto Rico Public Finance Corp. Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity(c) 08/01/26	6.000%	5,000,000	6,695,250
State of Oregon Department of Administrative Services Prerefunded 05/01/17 Certificate of Participation Series 2007A (NPFGC) 05/01/25	5.000%	2,780,000	2,935,291
05/01/26	5.000%	2,800,000	2,956,408
Prerefunded 05/01/19 Certificate of Participation Series 2009A 05/01/23	5.000%	3,100,000	3,504,705

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Department of Transportation Prerefunded 05/15/19 Revenue Bonds Senior Lien Series 2009A 11/15/27	4.750%	7,000,000	7,872,270
Tri-County Metropolitan Transportation District Prerefunded 09/01/19 Revenue Bonds Series 2009A 09/01/21	4.250%	1,815,000	2,028,317
Virgin Islands Public Finance Authority Prerefunded 10/01/18 Revenue Bonds Series 1989A(c) 10/01/18	7.300%	480,000	529,723
Washington Clackamas & Yamhill Counties School District No. 88J Prerefunded 06/15/17 Unlimited General Obligation Bonds Sherwood Series 2007B (NPFGC) 06/15/23	4.500%	8,125,000	8,562,531
Washington County School District No. 1 West Union Prerefunded 06/15/17 Unlimited General Obligation Bonds Capital Appreciation-Hillsboro Series 2006 (NPFGC)(a) 06/15/25	0.000%	2,565,000	1,767,721
Total			71,544,448
RETIREMENT COMMUNITIES 2.6%
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/34	5.125%	4,000,000	4,371,240
Terwilliger Plaza, Inc. Series 2012 12/01/20	5.000%	1,250,000	1,356,425
12/01/22	5.000%	500,000	564,510
Revenue Bonds Terwilliger Plaza Project Series 2006A 12/01/26	5.250%	1,400,000	1,424,864
Medford Hospital Facilities Authority Refunding Revenue Bonds Rogue Valley Manor Series 2013 10/01/22	5.000%	625,000	734,512
10/01/23	5.000%	645,000	762,474
10/01/24	5.000%	455,000	531,181
Polk County Hospital Facility Authority Revenue Bonds Dallas Retirement Village Project Series 2015 07/01/20	3.625%	1,000,000	1,002,510
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A 07/01/35	5.125%	1,240,000	1,260,336
Total			12,008,052
SINGLE FAMILY 1.1%
State of Oregon Housing & Community Services Department Revenue Bonds Single Family Mortgage Program Series 2008G 07/01/28	5.200%	855,000	892,962
Series 2010A 07/01/27	5.250%	360,000	378,994
Series 2011A 07/01/25	5.250%	2,370,000	2,630,226
Series 2011B 07/01/28	5.250%	1,065,000	1,148,187
Total			5,050,369
SPECIAL NON PROPERTY TAX 6.1%
Or St Dept Admin Svcs Lottery Rev 04/01/29	5.000%	2,000,000	2,476,840
Oregon State Lottery Refunding Revenue Bonds Series 2014B 04/01/27	5.000%	1,750,000	2,161,793
Series 2015D 04/01/27	5.000%	2,500,000	3,135,150
State of Oregon Department of Transportation Refunding Revenue Bonds Series 2015A 11/15/30	5.000%	8,000,000	9,846,640
Revenue Bonds Senior Lien Series 2007A 11/15/16	5.000%	3,000,000	3,110,880
Territory of Guam Revenue Bonds Series 2011A(c) 01/01/31	5.000%	1,100,000	1,231,835
Tri-County Metropolitan Transportation District Revenue Bonds Series 2009A 09/01/18	4.000%	1,000,000	1,082,620
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes-Senior Lien Series 2010A(c) 10/01/25	5.000%	4,410,000	4,922,045
Total			27,967,803

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SPECIAL PROPERTY TAX 4.7%
City of Keizer Special Assessment Bonds Keizer Station Area Series 2008A 06/01/31	5.200%	3,140,000	3,391,514
City of Portland Refunding Tax Allocation Bonds 2nd Lien-Downtown Water Series 2011 06/15/18	5.000%	3,095,000	3,387,168
Senior Lien-Oregon Convention Center Series 2011 06/15/20	5.000%	4,305,000	4,986,396
Series 2015 06/15/24	5.000%	1,480,000	1,709,222
Tax Allocation Bonds Central Eastside Series 2011B 06/15/26	5.000%	1,580,000	1,807,346
06/15/27	5.000%	1,370,000	1,559,663
Lents Town Center Series 2010B 06/15/25	5.000%	1,550,000	1,741,115
06/15/26	5.000%	1,440,000	1,609,229
Veneta Urban Renewal Agency Revenue Bonds Urban Renewal Series 2001 02/15/16	5.375%	155,000	155,139
02/15/21	5.625%	1,100,000	1,102,706
Total			21,449,498
STATE GENERAL OBLIGATION 1.7%
State of Oregon Unlimited General Obligation Bonds Series 2015F 05/01/30	5.000%	5,565,000	6,884,239
State of Oregon(a) Unlimited General Obligation Bonds State Board of Higher Education Series 2001A 08/01/17	0.000%	1,050,000	1,037,683
Total			7,921,922
TRANSPORTATION 2.0%
Tri-County Metropolitan Transportation District Revenue Bonds Capital Grant Receipt Series 2011A 10/01/25	5.000%	4,775,000	5,565,167
10/01/27	5.000%	3,000,000	3,456,360
Total			9,021,527

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WATER & SEWER 4.7%
City of Albany Limited General Obligation Refunding Bonds Series 2013 08/01/22	4.000%	1,240,000	1,432,783
08/01/23	4.000%	1,290,000	1,501,044
City of Portland Water System Refunding Revenue Bonds 1st Lien Series 2006B 10/01/16	5.000%	4,000,000	4,126,000
Revenue Bonds Series 2014A 05/01/28	4.000%	3,390,000	3,823,716
City of Woodburn Wastewater Refunding Revenue Bonds Series 2011A 03/01/18	3.000%	1,115,000	1,157,615

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
03/01/19	5.000%	3,490,000	3,881,229
03/01/22	5.000%	4,620,000	5,489,669
Total			21,412,056
Total Municipal Bonds (Cost: $412,652,773)			443,432,902

Money Market Funds 1.0%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.010%(d)	4,709,575	4,709,575
Total Money Market Funds (Cost: $4,709,575)		4,709,575
Total Investments (Cost: $417,362,348)		448,142,477
Other Assets & Liabilities, Net		10,234,746
Net Assets		458,377,223

Notes to Portfolio of Investments

(a)  Zero coupon bond.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At January 31, 2016, the value of these securities amounted to $752,977 or 0.16% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $13,378,853 or 2.92% of net assets.

(d)  The rate shown is the seven-day current annualized yield at January 31, 2016.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

NPFGC  National Public Finance Guarantee Corporation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	443,432,902	—	443,432,902
Money Market Funds	4,709,575	—	—	4,709,575
Total Investments	4,709,575	443,432,902	—	448,142,477

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value (identified cost $417,362,348)	$448,142,477
Cash	9,091,155
Receivable for:
Capital shares sold	1,116,799
Interest	4,011,173
Prepaid expenses	2,206
Trustees' deferred compensation plan	50,069
Other assets	3,115
Total assets	462,416,994
Liabilities
Payable for:
Investments purchased	2,513,009
Capital shares purchased	333,152
Dividend distributions to shareholders	1,063,645
Investment management fees	5,842
Distribution and/or service fees	799
Transfer agent fees	38,725
Compensation of board members	879
Chief compliance officer expenses	20
Other expenses	33,631
Trustees' deferred compensation plan	50,069
Total liabilities	4,039,771
Net assets applicable to outstanding capital stock	$458,377,223
Represented by
Paid-in capital	$427,956,350
Undistributed net investment income	240,139
Accumulated net realized loss	(599,395)
Unrealized appreciation (depreciation) on:
Investments	30,780,129
Total — representing net assets applicable to outstanding capital stock	$458,377,223

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A
Net assets	$43,486,055
Shares outstanding	3,418,536
Net asset value per share	$12.72
Maximum offering price per share(a)	$13.11
Class B
Net assets	$10,950
Shares outstanding	861
Net asset value per share(b)	$12.71
Class C
Net assets	$26,171,848
Shares outstanding	2,057,261
Net asset value per share	$12.72
Class R4
Net assets	$213,357
Shares outstanding	16,772
Net asset value per share	$12.72
Class R5
Net assets	$19,037,500
Shares outstanding	1,498,718
Net asset value per share	$12.70
Class Z
Net assets	$369,457,513
Shares outstanding	29,042,695
Net asset value per share	$12.72

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends	$352
Interest	7,810,100
Total income	7,810,452
Expenses:
Investment management fees	1,048,027
Distribution and/or service fees
Class A	51,809
Class B	54
Class C	124,940
Transfer agent fees
Class A	23,947
Class B	7
Class C	14,451
Class R4	99
Class R5	4,353
Class Z	210,416
Compensation of board members	14,628
Custodian fees	2,032
Printing and postage fees	15,833
Registration fees	11,911
Audit fees	12,390
Legal fees	7,557
Chief compliance officer expenses	109
Other	6,493
Total expenses	1,549,056
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(39,811)
Fees waived by Distributor — Class C	(37,422)
Total net expenses	1,471,823
Net investment income	6,338,629
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	779,503
Net realized gain	779,503
Net change in unrealized appreciation (depreciation) on:
Investments	5,576,673
Net change in unrealized appreciation	5,576,673
Net realized and unrealized gain	6,356,176
Net increase in net assets resulting from operations	$12,694,805

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$6,338,629	$13,070,367
Net realized gain	779,503	1,121,220
Net change in unrealized appreciation (depreciation)	5,576,673	(3,560,711)
Net increase in net assets resulting from operations	12,694,805	10,630,876
Distributions to shareholders
Net investment income
Class A	(552,597)	(1,077,580)
Class B	(103)	(205)
Class C	(276,291)	(549,434)
Class R4	(2,509)	(3,765)
Class R5	(259,334)	(359,677)
Class Z	(5,311,279)	(11,069,000)
Total distributions to shareholders	(6,402,113)	(13,059,661)
Increase in net assets from capital stock activity	896,191	12,947,598
Total increase in net assets	7,188,883	10,518,813
Net assets at beginning of period	451,188,340	440,669,527
Net assets at end of period	$458,377,223	$451,188,340
Undistributed net investment income	$240,139	$303,623

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	389,618	4,912,804	818,404	10,322,599
Distributions reinvested	42,379	534,468	82,080	1,037,036
Redemptions	(291,540)	(3,664,912)	(631,296)	(7,977,617)
Net increase	140,457	1,782,360	269,188	3,382,018
Class B shares
Subscriptions	—	—	793	10,001
Distributions reinvested	8	102	16	205
Net increase	8	102	809	10,206
Class C shares
Subscriptions	276,544	3,488,357	328,135	4,153,192
Distributions reinvested	20,069	253,100	39,977	505,125
Redemptions	(221,326)	(2,789,497)	(265,466)	(3,353,173)
Net increase	75,287	951,960	102,646	1,305,144
Class R4 shares
Subscriptions	7,086	88,941	8,699	109,999
Distributions reinvested	199	2,509	298	3,765
Redemptions	(839)	(10,597)	(4,762)	(60,198)
Net increase	6,446	80,853	4,235	53,566
Class R5 shares
Subscriptions	326,135	4,107,961	973,339	12,239,272
Distributions reinvested	20,581	259,184	28,517	359,374
Redemptions	(341,774)	(4,288,400)	(150,825)	(1,895,620)
Net increase	4,942	78,745	851,031	10,703,026
Class Z shares
Subscriptions	1,212,947	15,286,478	2,287,978	28,937,048
Distributions reinvested	309,036	3,897,160	653,490	8,257,559
Redemptions	(1,682,578)	(21,181,467)	(3,153,479)	(39,700,969)
Net decrease	(160,595)	(1,997,829)	(212,011)	(2,506,362)
Total net increase	66,545	896,191	1,015,898	12,947,598

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended August 31,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$12.54		$12.61		$12.30		$12.95		$12.49		$12.67		$12.17
Income from investment operations:
Net investment income	0.17		0.34		0.35		0.34		0.34		0.40		0.41
Net realized and unrealized gain (loss)	0.18		(0.07)		0.31		(0.65)		0.46		(0.15)		0.51
Total from investment operations	0.35		0.27		0.66		(0.31)		0.80		0.25		0.92
Less distributions to shareholders:
Net investment income	(0.17)		(0.34)		(0.35)		(0.34)		(0.34)		(0.41)		(0.42)
Net realized gains	—		—		(0.00	)(b)	—		—		(0.02)		—
Total distributions to shareholders	(0.17)		(0.34)		(0.35)		(0.34)		(0.34)		(0.43)		(0.42)
Net asset value, end of period	$12.72		$12.54		$12.61		$12.30		$12.95		$12.49		$12.67
Total return	2.79%		2.17%		5.43%		(2.47%)		6.50%		2.07%		7.68%
Ratios to average net assets(c)
Total gross expenses	0.87	%(d)	0.87%		0.86%		0.86%		0.86	%(d)	0.89%		0.89%
Total net expenses(e)	0.85	%(d)	0.83	%(f)	0.81	%(f)	0.80	%(f)	0.79	%(d)(f)	0.80	%(f)	0.78	%(f)
Net investment income	2.65	%(d)	2.71%		2.81%		2.65%		2.92	%(d)	3.28%		3.35%
Supplemental data
Net assets, end of period (in thousands)	$43,486		$41,121		$37,935		$35,438		$31,484		$24,998		$27,661
Portfolio turnover	4%		11%		9%		15%		9%		13%		12%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended August 31,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$12.54		$12.60		$12.30		$12.95		$12.49		$12.67		$12.17
Income from investment operations:
Net investment income	0.12		0.25		0.26		0.25		0.26		0.32		0.33
Net realized and unrealized gain (loss)	0.17		(0.06)		0.30		(0.66)		0.45		(0.17)		0.49
Total from investment operations	0.29		0.19		0.56		(0.41)		0.71		0.15		0.82
Less distributions to shareholders:
Net investment income	(0.12)		(0.25)		(0.26)		(0.24)		(0.25)		(0.31)		(0.32)
Net realized gains	—		—		(0.00	)(b)	—		—		(0.02)		—
Total distributions to shareholders	(0.12)		(0.25)		(0.26)		(0.24)		(0.25)		(0.33)		(0.32)
Net asset value, end of period	$12.71		$12.54		$12.60		$12.30		$12.95		$12.49		$12.67
Total return	2.32%		1.49%		4.63%		(3.19%)		5.77%		1.30%		6.88%
Ratios to average net assets(c)
Total gross expenses	1.64	%(d)	1.64%		1.60%		1.61%		1.61	%(d)	1.66%		1.64%
Total net expenses(e)	1.60	%(d)	1.58	%(f)	1.56	%(f)	1.55	%(f)	1.54	%(d)(f)	1.55	%(f)	1.53	%(f)
Net investment income	1.89	%(d)	1.96%		2.08%		1.91%		2.22	%(d)	2.57%		2.66%
Supplemental data
Net assets, end of period (in thousands)	$11		$11		$1		$19		$41		$79		$403
Portfolio turnover	4%		11%		9%		15%		9%		13%		12%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended August 31,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$12.54		$12.61		$12.31		$12.95		$12.49		$12.67		$12.17
Income from investment operations:
Net investment income	0.14		0.29		0.30		0.29		0.29		0.35		0.37
Net realized and unrealized gain (loss)	0.18		(0.07)		0.30		(0.64)		0.46		(0.15)		0.50
Total from investment operations	0.32		0.22		0.60		(0.35)		0.75		0.20		0.87
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)		(0.30)		(0.29)		(0.29)		(0.36)		(0.37)
Net realized gains	—		—		(0.00	)(b)	—		—		(0.02)		—
Total distributions to shareholders	(0.14)		(0.29)		(0.30)		(0.29)		(0.29)		(0.38)		(0.37)
Net asset value, end of period	$12.72		$12.54		$12.61		$12.31		$12.95		$12.49		$12.67
Total return	2.56%		1.73%		4.93%		(2.78%)		6.10%		1.65%		7.25%
Ratios to average net assets(c)
Total gross expenses	1.62	%(d)	1.62%		1.61%		1.61%		1.61	%(d)	1.64%		1.64%
Total net expenses(e)	1.30	%(d)	1.26	%(f)	1.21	%(f)	1.20	%(f)	1.19	%(d)(f)	1.19	%(f)	1.18	%(f)
Net investment income	2.19	%(d)	2.27%		2.41%		2.25%		2.51	%(d)	2.88%		2.96%
Supplemental data
Net assets, end of period (in thousands)	$26,172		$24,863		$23,694		$26,055		$23,812		$18,069		$16,722
Portfolio turnover	4%		11%		9%		15%		9%		13%		12%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$12.54		$12.60		$12.30		$12.83
Income from investment operations:
Net investment income	0.18		0.37		0.38		0.13
Net realized and unrealized gain (loss)	0.18		(0.06)		0.30		(0.53)
Total from investment operations	0.36		0.31		0.68		(0.40)
Less distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.38)		(0.13)
Net realized gains	—		—		(0.00	)(b)	—
Total distributions to shareholders	(0.18)		(0.37)		(0.38)		(0.13)
Net asset value, end of period	$12.72		$12.54		$12.60		$12.30
Total return	2.92%		2.50%		5.58%		(3.13%)
Ratios to average net assets(c)
Total gross expenses	0.62	%(d)	0.62%		0.62%		0.58	%(d)
Total net expenses(e)	0.60	%(d)	0.58	%(f)	0.56	%(f)	0.56	%(d)
Net investment income	2.90	%(d)	2.97%		3.08%		2.92	%(d)
Supplemental data
Net assets, end of period (in thousands)	$213		$130		$77		$2
Portfolio turnover	4%		11%		9%		15%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015	2014		2013(a)
Per share data
Net asset value, beginning of period	$12.53		$12.59	$12.29		$12.99
Income from investment operations:
Net investment income	0.18		0.38	0.38		0.27
Net realized and unrealized gain (loss)	0.18		(0.06)	0.30		(0.70)
Total from investment operations	0.36		0.32	0.68		(0.43)
Less distributions to shareholders:
Net investment income	(0.19)		(0.38)	(0.38)		(0.27)
Net realized gains	—		—	(0.00	)(b)	—
Total distributions to shareholders	(0.19)		(0.38)	(0.38)		(0.27)
Net asset value, end of period	$12.70		$12.53	$12.59		$12.29
Total return	2.86%		2.54%	5.64%		(3.38%)
Ratios to average net assets(c)
Total gross expenses	0.55	%(d)	0.55%	0.56%		0.55	%(d)
Total net expenses(e)	0.55	%(d)	0.55%	0.53%		0.54	%(d)
Net investment income	2.95	%(d)	3.00%	3.09%		2.97	%(d)
Supplemental data
Net assets, end of period (in thousands)	$19,038		$18,712	$8,092		$5,377
Portfolio turnover	4%		11%	9%		15%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended August 31,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$12.54		$12.61		$12.31		$12.95		$12.49		$12.67		$12.17
Income from investment operations:
Net investment income	0.18		0.37		0.38		0.37		0.37		0.43		0.45
Net realized and unrealized gain (loss)	0.18		(0.07)		0.30		(0.64)		0.46		(0.15)		0.50
Total from investment operations	0.36		0.30		0.68		(0.27)		0.83		0.28		0.95
Less distributions to shareholders:
Net investment income	(0.18)		(0.37)		(0.38)		(0.37)		(0.37)		(0.44)		(0.45)
Net realized gains	—		—		(0.00	)(b)	—		—		(0.02)		—
Total distributions to shareholders	(0.18)		(0.37)		(0.38)		(0.37)		(0.37)		(0.46)		(0.45)
Net asset value, end of period	$12.72		$12.54		$12.61		$12.31		$12.95		$12.49		$12.67
Total return	2.92%		2.42%		5.61%		(2.14%)		6.73%		2.31%		7.95%
Ratios to average net assets(c)
Total gross expenses	0.62	%(d)	0.62%		0.61%		0.61%		0.61	%(d)	0.64%		0.64%
Total net expenses(e)	0.60	%(d)	0.58	%(f)	0.56	%(f)	0.55	%(f)	0.54	%(d)(f)	0.55	%(f)	0.53	%(f)
Net investment income	2.90	%(d)	2.96%		3.06%		2.90%		3.17	%(d)	3.53%		3.63%
Supplemental data
Net assets, end of period (in thousands)	$369,458		$366,351		$370,871		$391,179		$437,800		$402,393		$450,422
Portfolio turnover	4%		11%		9%		15%		9%		13%		12%

Notes to Financial Highlights

(a)  For the period from September 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from August 31 to July 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Semiannual Report 2016
26

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2016
27

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.47% to 0.31% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.47% of the Fund's average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $599,072, and the administrative services fee paid to the Investment Manager was $101,527.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are

compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2016, the Fund's annualized effective transfer agency fee rates as a

Semiannual Report 2016
28

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.13
Class C	0.12
Class R4	0.12
Class R5	0.05
Class Z	0.12

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $33,870 for Class A and $38 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	0.87%	0.84%
Class B	1.62	1.59
Class C	1.62	1.59
Class R4	0.62	0.59
Class R5	0.58	0.55
Class Z	0.62	0.59

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements

Semiannual Report 2016
29

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $417,362,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$30,791,000
Unrealized depreciation	(11,000)
Net unrealized appreciation	$30,780,000

The following capital loss carryforwards, determined as of July 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	1,378,898

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $16,055,060 and $21,776,079, respectively, for the six months ended January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, two unaffiliated shareholders of record owned 25.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present

Semiannual Report 2016
30

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Geographic Concentration Risk

Because the Fund invests substantially in municipal securities issued by the state identified in the Fund's name and political sub-division of that state, the Fund will be particularly affected by the adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state's financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates.

Semiannual Report 2016
31

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
32

COLUMBIA AMT-FREE OREGON INTERMEDIATE MUNI BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
33

Columbia AMT-Free Oregon Intermediate Muni Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR207_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA TAX-EXEMPT FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit columbiathreadneedle.com/us

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	33
Statement of Operations	35
Statement of Changes in Net Assets	36
Financial Highlights	38
Notes to Financial Statements	44
Important Information About This Report	51

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Tax-Exempt Fund (the Fund) Class A shares returned 3.41% excluding sales charges for the six-month period that ended January 31, 2016. Class Z shares of the Fund returned 3.51% for the same time period.

■  The Fund's benchmark, the Barclays Municipal Bond Index, returned 3.66% for the same six months.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/21/78
Excluding sales charges		3.41	2.32	6.63	4.75
Including sales charges		0.29	-0.74	5.98	4.43
Class B	05/05/92
Excluding sales charges		3.02	1.55	5.83	3.96
Including sales charges		-1.98	-3.35	5.51	3.96
Class C	08/01/97
Excluding sales charges		3.00	1.66	6.02	4.14
Including sales charges		2.00	0.67	6.02	4.14
Class R4*	03/19/13	3.44	2.52	6.75	4.81
Class R5*	12/11/13	3.54	2.59	6.75	4.81
Class Z	09/16/05	3.51	2.52	6.83	4.95
Barclays Municipal Bond Index		3.66	2.71	5.75	4.81

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. Class A returns (including sales charges) for all periods reflect the current maximum applicable sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten States/Territories (%) (at January 31, 2016)
Illinois	14.2
California	12.8
Texas	10.0
Florida	5.2
Massachusetts	4.5
Pennsylvania	4.3
Wisconsin	3.9
New York	3.4
Louisiana	3.3
Minnesota	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Quality Breakdown (%) (at January 31, 2016)
AAA rating	3.3
AA rating	19.6
A rating	32.4
BBB rating	27.0
BB rating	1.4
B rating	0.7
CCC rating	0.1
CC rating	0.3
C rating	0.1
Not rated	15.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Kimberly Campbell

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,034.10	1,021.08	3.84	3.82	0.76
Class B	1,000.00	1,000.00	1,030.20	1,017.35	7.62	7.57	1.51
Class C	1,000.00	1,000.00	1,030.00	1,017.85	7.12	7.07	1.41
Class R4	1,000.00	1,000.00	1,034.40	1,022.08	2.83	2.82	0.56
Class R5	1,000.00	1,000.00	1,035.40	1,022.38	2.53	2.51	0.50
Class Z	1,000.00	1,000.00	1,035.10	1,022.08	2.83	2.82	0.56

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 97.2%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ALABAMA 0.2%
County of Jefferson Revenue Bonds Series 2004A 01/01/23	5.250%	7,500,000	7,573,500
ALASKA 0.6%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011 10/01/32	7.500%	18,330,000	20,861,923
10/01/41	7.750%	4,350,000	4,975,443
Total			25,837,366
ARIZONA 1.9%
Arizona Health Facilities Authority Refunding Revenue Bonds Scottsdale Lincoln Hospital Project Series 2014 12/01/42	5.000%	7,000,000	7,922,810
Revenue Bonds Banner Health Series 2008D 01/01/32	5.375%	7,800,000	8,301,462
Series 2014A 01/01/44	5.000%	15,000,000	17,021,850
Glendale Industrial Development Authority Revenue Bonds Midwestern University Series 2010 05/15/35	5.000%	13,750,000	15,393,537
Industrial Development Authority of the County of Pima (The)(a) Revenue Bonds GNMA Mortgage-Backed Securities Series 1989 Escrowed to Maturity AMT 09/01/21	8.200%	8,500,000	10,592,105
Industrial Development Authority of the County of Pima (The)(b) Refunding Revenue Bonds American Leadership Academy Series 2015 06/15/45	5.625%	2,680,000	2,682,707
Maricopa County Pollution Control Corp. Refunding Revenue Bonds Southern California Edison Co. Series 2000B 06/01/35	5.000%	9,775,000	10,977,912
Salt Verde Financial Corp. Revenue Bonds Senior Series 2007 12/01/32	5.000%	5,400,000	6,516,018
Total			79,408,401

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ARKANSAS 0.3%
Pulaski County Public Facilities Board Revenue Bonds Series 2014 12/01/39	5.000%	8,725,000	9,925,473
12/01/42	5.000%	2,000,000	2,266,800
Total			12,192,273
CALIFORNIA 12.6%
ABAG Finance Authority for Nonprofit Corps. Refunding Revenue Bonds Episcopal Senior Communities Series 2011 07/01/26	6.125%	3,420,000	4,010,873
07/01/41	6.125%	7,015,000	8,032,526
Revenue Bonds Sharp Healthcare Series 2009 08/01/39	6.250%	4,000,000	4,661,400
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003(b)(c) 07/01/18	6.000%	1,265,000	1,259,168
Cabazon Band Mission Indians(b)(c)(d)(e) Revenue Bonds Mortgage Notes Series 2004 10/01/11	0.000%	379,550	189,498
01/01/16	8.375%	1,740,000	585,980
10/01/19	8.750%	8,670,000	2,918,929
Series 2010 10/01/20	8.375%	1,415,000	536,525
California Health Facilities Financing Authority Prerefunded 10/01/18 Revenue Bonds Providence Health Series 2008 10/01/38	6.500%	110,000	126,447
Providence Health & Services Series 2008C 10/01/28	6.250%	2,000,000	2,288,140
Revenue Bonds Kaiser Permanente Series 2006A 04/01/39	5.250%	4,500,000	4,527,225
California Housing Finance Agency(a) Revenue Bonds Home Mortgage Series 2006H (FGIC) AMT 08/01/30	5.750%	855,000	855,265
Series 2006K AMT 02/01/42	5.500%	535,000	535,155

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority Revenue Bonds American Heritage Education Foundation Project Series 2006A 06/01/36	5.250%	1,750,000	1,755,810
Biola University Series 2008 10/01/34	5.875%	4,000,000	4,327,560
California Municipal Finance Authority(a)(b)(d) Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT 12/01/32	7.500%	1,830,000	1,705,816
California Pollution Control Financing Authority Revenue Bonds Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT(a)(b) 12/01/27	7.000%	2,000,000	2,000,580
California School Finance Authority(b) Revenue Bonds River Springs Charter School Project Series 2015 07/01/46	6.375%	3,000,000	3,065,820
07/01/46	6.375%	415,000	424,105
California State Public Works Board Revenue Bonds Various Capital Projects Series 2012A 04/01/37	5.000%	4,660,000	5,330,947
Subordinated Series 2009I-1 11/01/29	6.125%	6,000,000	7,178,700
Various Correctional Facilities Series 2014A 09/01/39	5.000%	7,000,000	8,127,700
California Statewide Communities Development Authority Refunding Revenue Bonds 899 Charleston Project Series 2014A 11/01/29	5.000%	1,650,000	1,737,120
11/01/34	5.000%	3,700,000	3,821,582
Revenue Bonds Aspire Public Schools Series 2010 07/01/30	6.000%	3,555,000	3,895,036
California Baptist University Series 2014A 11/01/33	6.125%	1,560,000	1,725,360
11/01/43	6.375%	1,035,000	1,149,688
John Muir Health Series 2006A 08/15/32	5.000%	1,000,000	1,024,490
Kaiser Permanente Series 2006B 03/01/45	5.250%	9,000,000	9,034,470

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project Series 2013 11/01/43	5.875%	1,875,000	1,944,469
Loma Linda University Medical Center Series 2014 12/01/44	5.250%	3,500,000	3,784,935
University of California Irvine East Campus Apartments Series 2008 05/15/32	5.750%	5,500,000	5,958,425
Castaic Lake Water Agency Certificate of Participation Capital Appreciation-Water System Improvement Project Series 1999 (AMBAC)(f) 08/01/24	0.000%	9,445,000	7,824,710
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012 09/01/22	4.000%	1,500,000	1,633,635
09/01/24	5.000%	1,110,000	1,264,545
09/01/25	5.000%	790,000	893,040
09/01/26	5.000%	1,230,000	1,385,706
09/01/27	5.000%	1,280,000	1,436,045
City of Pomona Refunding Revenue Bonds Mortgage-Backed Securities Series 1990A Escrowed to Maturity (GNMA/FNMA) 05/01/23	7.600%	5,875,000	7,295,516
City of Vernon Electric System Prerefunded 08/01/19 Revenue Bonds Series 2009A 08/01/21	5.125%	765,000	841,301
Unrefunded Revenue Bonds Series 2009A 08/01/21	5.125%	1,735,000	1,927,620
County of Sacramento Airport System Revenue Bonds Senior Series 2009B 07/01/39	5.750%	4,000,000	4,427,640
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C 01/15/33	6.250%	3,845,000	4,560,862
Series 2014A 01/15/46	5.750%	19,005,000	22,226,727
Foothill-Eastern Transportation Corridor Agency(f) Revenue Bonds Capital Appreciation-Senior Lien Series 1995A Escrowed to Maturity 01/01/18	0.000%	10,000,000	9,830,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles County Schools Regionalized Business Services Corp. Certificate of Participation Capital Appreciation-Pooled Financing Series 1999A (AMBAC)(f) 08/01/22	0.000%	2,180,000	1,877,656
Los Angeles Unified School District Unlimited General Obligation Bonds Series 2009I 07/01/29	5.000%	4,800,000	5,438,256
Norwalk-La Mirada Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2005B (NPFGC)(f) 08/01/23	0.000%	9,790,000	8,286,354
Perris Community Facilities District Special Tax Bonds Series 1991-90-2 Escrowed to Maturity 10/01/21	8.750%	6,165,000	8,624,218
San Diego Public Facilities Financing Authority Sewer Revenue Bonds Senior Series 2009A 05/15/34	5.250%	4,500,000	5,112,495
05/15/39	5.250%	17,000,000	19,313,870
San Francisco City & County Airports Commission-San Francisco International Airport Revenue Bonds Series 2014A AMT(a) 05/01/44	5.000%	24,000,000	26,907,840
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D 08/01/31	6.500%	500,000	571,655
08/01/39	6.625%	1,500,000	1,716,480
San Juan Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AGM)(f) 08/01/18	0.000%	1,785,000	1,739,125
State of California Prerefunded 10/01/16 Unlimited General Obligation Bonds Series 2006 10/01/36	4.500%	755,000	776,193
Unlimited General Obligation Bonds Various Purpose Series 2007 12/01/32	5.000%	8,000,000	8,599,840
06/01/37	5.000%	13,145,000	13,836,953
11/01/37	5.000%	18,000,000	19,239,840
12/01/37	5.000%	10,200,000	10,935,624
Series 2008 03/01/27	5.500%	1,000,000	1,095,460
03/01/38	5.250%	8,250,000	8,940,690

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2009 04/01/31	5.750%	32,500,000	37,263,850
04/01/35	6.000%	15,000,000	17,346,000
04/01/38	6.000%	22,500,000	25,973,100
11/01/39	5.500%	15,520,000	17,913,650
Series 2010 03/01/30	5.250%	3,000,000	3,489,870
03/01/33	6.000%	5,000,000	5,990,200
03/01/40	5.500%	17,200,000	19,992,764
Series 2011 09/01/30	5.250%	8,750,000	10,440,500
Series 2012 04/01/35	5.250%	19,275,000	22,870,173
Unlimited General Obligation Refunding Bonds Series 2007 08/01/30	4.500%	34,950,000	36,264,120
Unrefunded Unlimited General Obligation Bonds Series 2004 04/01/29	5.300%	6,000	6,026
Series 2006 10/01/36	4.500%	3,260,000	3,336,871
Temecula Public Financing Authority Refunding Special Tax Bonds Wolf Creek Community Facilities District Series 2012 09/01/27	5.000%	1,275,000	1,446,768
09/01/28	5.000%	1,315,000	1,488,488
09/01/29	5.000%	1,405,000	1,579,571
09/01/30	5.000%	1,480,000	1,661,374
09/01/31	5.000%	1,555,000	1,736,360
West Contra Costa Unified School District Unlimited General Obligation Refunding Bonds Series 2001B (NPFGC) 08/01/24	6.000%	2,320,000	2,748,574
Total			518,628,699
COLORADO 2.4%
Baptist Road Rural Transportation Authority Revenue Bonds Series 2007 12/01/17	4.800%	320,000	323,120
12/01/22	4.950%	1,570,000	1,567,912
12/01/26	5.000%	1,575,000	1,569,677
City & County of Denver Refunding Revenue Bonds United Air Lines Project Series 2007A AMT(a) 10/01/32	5.250%	5,000,000	5,194,400
Colorado Educational & Cultural Facilities Authority Refunding Revenue Bonds Student Housing-Campus Village Apartments LLC Series 2008 06/01/33	5.500%	2,000,000	2,178,820
06/01/38	5.500%	6,000,000	6,536,460

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority(b) Improvement Refunding Revenue Bonds Skyview Charter School Series 2014 07/01/34	5.125%	1,525,000	1,628,044
07/01/44	5.375%	2,100,000	2,220,771
07/01/49	5.500%	925,000	979,658
Colorado Health Facilities Authority Refunding Revenue Bonds Covenant Retirement Communities Series 2012A 12/01/33	5.000%	5,500,000	5,955,895
Series 2015 12/01/35	5.000%	3,800,000	4,186,878
Valley View Hospital Association Series 2008 05/15/28	5.500%	5,745,000	6,257,167
Revenue Bonds Catholic Health Initiatives Series 2013A 01/01/45	5.250%	10,000,000	11,250,400
Unrefunded Revenue Bonds Health Facilities Evangelical Lutheran Series 2005 06/01/23	5.250%	310,000	314,176
E-470 Public Highway Authority Revenue Bonds Series 2010C 09/01/26	5.375%	5,000,000	5,660,000
E-470 Public Highway Authority(f) Revenue Bonds Capital Appreciation Senior Series 1997B (NPFGC) 09/01/22	0.000%	6,515,000	5,667,333
Senior Series 2000B (NPFGC) 09/01/18	0.000%	18,600,000	17,828,286
Foothills Metropolitan District Special Assessment Bonds Series 2014 12/01/30	5.750%	1,500,000	1,619,550
North Range Metropolitan District No. 2 Limited Tax General Obligation Bonds Series 2007 12/15/27	5.500%	2,765,000	2,808,466
12/15/37	5.500%	3,100,000	3,137,789
University of Colorado Hospital Authority Refunding Revenue Bonds Series 2009A 11/15/29	6.000%	5,000,000	5,782,650
Revenue Bonds Series 2012A 11/15/42	5.000%	7,325,000	8,119,396
Total			100,786,848
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CONNECTICUT 0.8%
Bridgeport Housing Authority Revenue Bonds Custodial Receipts Energy Performance Series 2009 06/01/30	5.600%	1,000,000	1,021,120
City of New Haven Unlimited General Obligation Bonds Series 2002C Escrowed to Maturity (NPFGC) 11/01/20	5.000%	10,000	10,372
Connecticut Housing Finance Authority Revenue Bonds State Supported Special Obligation Series 2009-10 06/15/28	5.000%	750,000	829,740
Connecticut State Development Authority Prerefunded 08/15/17 Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007 08/15/27	5.500%	2,375,000	2,546,665
Refunding Revenue Bonds Connecticut Light & Power Co. Project Series 2011 09/01/28	4.375%	1,500,000	1,682,685
Connecticut State Health & Educational Facility Authority Revenue Bonds Connecticut College Series 2011H-1 07/01/41	5.000%	1,625,000	1,786,476
Danbury Hospital Series 2006H (AMBAC) 07/01/33	4.500%	2,000,000	2,001,400
Loomis Chaffe School Series 2005F (AMBAC) 07/01/25	5.250%	2,035,000	2,580,421
07/01/26	5.250%	1,045,000	1,338,729
Middlesex Hospital Series 2011N 07/01/24	5.000%	425,000	485,274
07/01/26	5.000%	900,000	1,015,371
Sacred Heart University Series 2011G 07/01/31	5.375%	500,000	553,860
Stamford Hospital Series 2012J 07/01/37	5.000%	1,000,000	1,101,280
State Supported Child Care Series 2011 07/01/28	5.000%	1,030,000	1,163,694
07/01/29	5.000%	860,000	970,235
Western Connecticut Health Series 2011M 07/01/41	5.375%	1,500,000	1,684,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Connecticut Health Network Series 2011 07/01/29	5.000%	1,000,000	1,120,090
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A 04/01/39	7.875%	8,750,000	10,403,050
New Haven Solid Waste Authority Revenue Bonds Series 2008 06/01/28	5.375%	1,750,000	1,877,382
University of Connecticut Revenue Bonds Series 2009A 02/15/28	5.000%	500,000	556,440
Total			34,728,484
DELAWARE 0.2%
Delaware State Economic Development Authority Refunding Revenue Bonds Gas Facilities-Delmarva Power Series 2010 02/01/31	5.400%	5,000,000	5,624,650
Revenue Bonds Newark Charter School Series 2012 09/01/32	4.625%	2,000,000	2,078,400
09/01/42	5.000%	1,350,000	1,431,257
Total			9,134,307
DISTRICT OF COLUMBIA 0.3%
District of Columbia Refunding Revenue Bonds Children's Hospital Series 2015 07/15/44	5.000%	9,090,000	10,425,957
Revenue Bonds KIPP Charter School Series 2013 07/01/33	6.000%	250,000	292,493
07/01/48	6.000%	1,150,000	1,327,525
Total			12,045,975
FLORIDA 5.1%
Brevard County Housing Finance Authority Revenue Bonds Compound Interest Series 1985 (FGIC/MGIC)(f) 04/01/17	0.000%	375,000	332,794

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Capital Trust Agency, Inc.(b) Revenue Bonds 1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015 12/01/45	7.000%	1,665,000	1,705,176
Capital Trust Agency, Inc.(d)(e) Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32	0.000%	1,820,000	364,073
City of Lakeland Revenue Bonds Lakeland Regional Health Series 2015 11/15/45	5.000%	22,000,000	24,513,720
County of Broward Airport System(a) Refunding Revenue Bonds Series 2012P-1 AMT 10/01/25	5.000%	6,000,000	7,053,360
Revenue Bonds Series 2015A AMT 10/01/45	5.000%	14,000,000	15,709,820
County of Miami-Dade Aviation(a) Refunding Revenue Bonds Series 2014A AMT 10/01/33	5.000%	10,000,000	11,508,600
10/01/36	5.000%	21,400,000	24,278,728
County of Seminole Water & Sewer Revenue Bonds Series 1992 Escrowed to Maturity (NPFGC) 10/01/19	6.000%	930,000	1,026,543
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Series 2012A 06/15/22	5.500%	1,240,000	1,304,505
06/15/32	6.000%	4,000,000	4,125,560
06/15/43	6.125%	5,000,000	5,130,700
Renaissance Charter School Projects Series 2013A 06/15/44	8.500%	15,000,000	17,479,800
Florida Development Finance Corp.(b) Revenue Bonds Miami Arts Charter School Project Series 2014A 06/15/34	5.875%	420,000	428,874
06/15/44	6.000%	3,100,000	3,132,240
Renaissance Charter School Series 2015 06/15/46	6.125%	4,000,000	4,047,800
Renaissance Charter School Inc. Projects Series 2015 06/15/35	6.000%	4,000,000	4,091,760

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Highlands County Health Facilities Authority Prerefunded 11/15/16 Revenue Bonds Adventist Health Series 2006G 11/15/21	5.125%	70,000	72,605
Hillsborough County Aviation Authority Revenue Bonds Tampa International Airport Series 2015A 10/01/44	5.000%	11,115,000	12,449,356
Jacksonville Health Facilities Authority Revenue Bonds Brooks Health System Series 2007 11/01/38	5.250%	5,000,000	5,242,450
Miami-Dade County Expressway Authority Revenue Bonds Series 2014A 07/01/44	5.000%	5,000,000	5,636,100
Mid-Bay Bridge Authority Prerefunded 10/01/21 Revenue Bonds Series 2011A 10/01/40	7.250%	7,000,000	9,247,630
Refunding Revenue Bonds Series 2015A 10/01/35	5.000%	3,765,000	4,234,684
Revenue Bonds Series 1991A Escrowed to Maturity 10/01/22	6.875%	2,000,000	2,522,180
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT(a)(b) 07/01/36	8.000%	12,000,000	12,348,960
Palm Beach County Health Facilities Authority Refunding Revenue Bonds Boca Raton Community Hospital Obligation Group Series 2014 12/01/31	5.000%	1,500,000	1,716,315
Revenue Bonds Sinai Residences of Boca Raton Series 2014 06/01/34	7.250%	685,000	822,767
Sarasota County Public Hospital District Refunding Revenue Bonds Sarasota Memorial Hospital Series 1998B (NPFGC) 07/01/28	5.500%	6,980,000	8,601,733
Seminole Tribe of Florida, Inc. Revenue Bonds Series 2007A(b)(c) 10/01/27	5.250%	9,750,000	10,164,862

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Florida Unlimited General Obligation Bonds Capital Outlay 2008 Series 2009B 06/01/26	5.000%	5,525,000	6,102,197
Tampa Sports Authority Sales Tax Revenue Bonds Tampa Bay Arena Project Series 1995 (NPFGC) 10/01/25	5.750%	2,500,000	3,028,325
Waterset North Community Development District Special Assessment Bonds Series 2007A 05/01/39	6.600%	2,755,000	2,757,094
Total			211,181,311
GEORGIA 1.4%
Barnesville-Lamar County Industrial Development Authority Revenue Bonds Gordon College Properties Series 2004A 08/01/25	5.000%	1,250,000	1,252,600
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010 09/01/40	6.125%	6,250,000	6,868,375
Gainesville & Hall County Hospital Authority Revenue Bonds Northeast Georgia Healthcare Series 2010A 02/15/45	5.500%	30,000,000	33,209,700
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Express Lanes Project Series 2014(b)(f) 06/01/24	0.000%	625,000	390,194
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N 07/01/18	6.250%	220,000	236,375
Series 1992P (AMBAC) 07/01/20	6.250%	3,335,000	3,652,625
Series 2007A (AMBAC) 07/01/26	5.250%	1,000,000	1,283,230
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V Escrowed to Maturity (NPFGC IBC) 01/01/18	6.600%	1,880,000	2,029,930
Unrefunded Revenue Bonds Series 1991V (NPFGC) 01/01/18	6.600%	4,610,000	4,926,015

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT(a) 01/01/34	6.125%	3,000,000	3,077,910
Total			56,926,954
GUAM 0.1%
Territory of Guam(c) Revenue Bonds Section 30 Series 2009A 12/01/34	5.750%	4,150,000	4,637,376
Series 2011A 01/01/42	5.125%	800,000	880,200
Total			5,517,576
HAWAII 0.7%
Hawaii Pacific Health Revenue Bonds Series 2010A 07/01/40	5.500%	6,500,000	7,273,825
Series 2010B 07/01/30	5.625%	1,220,000	1,401,804
07/01/40	5.750%	1,630,000	1,846,790
State of Hawaii Airports System Certificate of Participation Series 2013 AMT(a) 08/01/28	5.000%	1,775,000	2,049,273
State of Hawaii Department of Budget & Finance Refunding Revenue Bonds Special Purpose - Kahala Nui Series 2012 11/15/21	5.000%	1,000,000	1,134,260
11/15/27	5.000%	1,400,000	1,562,358
11/15/32	5.125%	1,300,000	1,430,819
11/15/37	5.250%	1,945,000	2,144,187
Revenue Bonds 15 Craigside Project Series 2009A 11/15/29	8.750%	965,000	1,197,189
11/15/44	9.000%	3,000,000	3,722,220
Hawaii Pacific University Series 2013A 07/01/33	6.625%	1,430,000	1,614,356
07/01/43	6.875%	2,795,000	3,166,008
Total			28,543,089
IDAHO 0.7%
Idaho Health Facilities Authority Prerefunded 12/01/18 Revenue Bonds Trinity Health Group Series 2008B 12/01/23	6.000%	1,000,000	1,145,040

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
12/01/33	6.250%	6,000,000	6,912,240
Revenue Bonds Terraces of Boise Project Series 2014A 10/01/34	7.750%	9,135,000	10,046,947
10/01/44	8.000%	3,635,000	4,032,306
10/01/49	8.125%	4,365,000	4,847,332
Total			26,983,865
ILLINOIS 13.9%
Chicago Midway International Airport Refunding Revenue Bonds 2nd Lien Series 2014A AMT(a) 01/01/41	5.000%	10,000,000	10,942,800
Chicago O'Hare International Airport Revenue Bonds Series 2015D 01/01/46	5.000%	7,310,000	8,215,417
Chicago O'Hare International Airport(a) Revenue Bonds Series 2015C AMT 01/01/46	5.000%	6,500,000	7,147,335
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2015C 01/01/34	5.000%	1,250,000	1,382,500
01/01/39	5.000%	2,970,000	3,232,786
Revenue Bonds 2nd Lien Series 2014 01/01/39	5.000%	4,000,000	4,319,920
01/01/44	5.000%	4,000,000	4,294,440
City of Chicago Wastewater Transmission(f) Refunding Revenue Bonds Capital Appreciation Series 1998A (NPFGC) 01/01/20	0.000%	7,275,000	6,413,349
City of Chicago Waterworks Revenue Bonds 2nd Lien Series 2014 11/01/34	5.000%	1,000,000	1,087,830
11/01/39	5.000%	2,000,000	2,166,360
11/01/44	5.000%	2,850,000	3,069,507
City of Chicago Revenue Bonds Asphalt Operating Services - Recovery Zone Facility Series 2010 12/01/18	6.125%	2,665,000	2,749,534

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds Project Series 2011A 01/01/40	5.000%	27,625,000	26,399,279
Series 2012A 01/01/33	5.000%	7,450,000	7,218,156
01/01/34	5.000%	10,510,000	10,135,844
Series 2009C 01/01/34	5.000%	1,890,000	1,822,716
01/01/40	5.000%	26,730,000	25,543,990
Series 2015A 01/01/33	5.500%	8,350,000	8,479,007
01/01/39	5.500%	1,500,000	1,513,605
Unlimited General Obligation Refunding Bonds Project Series 2014A 01/01/30	5.250%	4,200,000	4,256,868
01/01/33	5.250%	10,250,000	10,275,932
01/01/34	5.000%	5,000,000	4,822,000
01/01/35	5.000%	3,000,000	2,889,690
01/01/36	5.000%	21,360,000	20,551,097
Series 2005D 01/01/40	5.500%	2,000,000	2,016,740
Series 2007E 01/01/42	5.500%	1,000,000	1,004,850
County of Champaign Unlimited General Obligation Bonds Public Safety Sales Tax Series 1999 (NPFGC) 01/01/20	8.250%	1,015,000	1,274,566
01/01/23	8.250%	1,420,000	1,974,311
DeKalb County Community Unit School District No. 424 Genoa-Kingston Unlimited General Obligation Bonds Capital Appreciation Series 2001 (AMBAC)(f) 01/01/21	0.000%	2,675,000	2,385,565
Illinois Finance Authority Prerefunded 05/01/19 Revenue Bonds Rush University Medical Center Series 2009C 11/01/39	6.625%	8,000,000	9,463,200
Prerefunded 08/01/17 Revenue Bonds Sherman Health System Series 2007A 08/01/37	5.500%	11,000,000	11,801,680
Prerefunded 08/15/19 Revenue Bonds Silver Cross & Medical Centers Series 2009 08/15/38	6.875%	39,300,000	47,473,614
Refunding Revenue Bonds Rush University Medical Center Series 2015A 11/15/38	5.000%	20,145,000	22,952,609
Series 2015B 11/15/39	5.000%	6,590,000	7,485,779

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Silver Cross Hospital & Medical Centers Series 2015C 08/15/44	5.000%	9,400,000	10,382,958
Swedish Covenant Series 2010A 08/15/38	6.000%	12,505,000	13,994,471
Revenue Bonds CHF-Normal LLC-Illinois State University Series 2011 04/01/43	7.000%	5,550,000	6,396,153
Northwestern Memorial Hospital Series 2009A 08/15/30	5.750%	2,000,000	2,323,920
Series 2009B 08/15/30	5.750%	10,000,000	11,619,600
Riverside Health System Series 2009 11/15/35	6.250%	8,200,000	9,509,376
South Suburban Series 1992 Escrowed to Maturity 02/15/18	7.000%	840,000	892,702
Illinois Finance Authority(f) Subordinated Revenue Bonds Regency Series 1990-RMK Escrowed to Maturity 04/15/20	0.000%	68,000,000	64,192,000
Illinois Sports Facilities Authority (The) Revenue Bonds State Tax Supported-Capital Appreciation Series 2001 (AMBAC)(f) 06/15/18	0.000%	4,000,000	3,763,120
Illinois State Toll Highway Authority Revenue Bonds Series 2014C 01/01/36	5.000%	5,000,000	5,794,550
01/01/38	5.000%	6,650,000	7,656,078
01/01/39	5.000%	5,000,000	5,735,450
Lake County School District No. 56 Gurnee Unlimited General Obligation Bonds Series 1997 Escrowed to Maturity (NPFGC) 01/01/17	9.000%	1,235,000	1,331,935
Unrefunded Unlimited General Obligation Bonds Series 1997 (NPFGC) 01/01/17	9.000%	155,000	166,428
Metropolitan Water Reclamation District of Greater Chicago Limited General Obligation Refunding Bonds Series 2007C 12/01/33	5.250%	13,210,000	16,417,652
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010 06/01/28	6.000%	15,000,000	18,052,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regional Transportation Authority Revenue Bonds Series 1994C (NPFGC) 06/01/20	7.750%	4,325,000	4,975,350
Series 2002A (NPFGC) 07/01/31	6.000%	5,400,000	7,535,430
State of Illinois Revenue Bonds 1st Series 2002 (NPFGC) 06/15/23	6.000%	4,000,000	5,113,000
Unlimited General Obligation Bonds 1st Series 2001 (NPFGC) 11/01/26	6.000%	3,000,000	3,586,050
Series 2004A 03/01/34	5.000%	3,000,000	3,003,150
Series 2006 01/01/31	5.500%	7,985,000	9,479,712
Series 2012 03/01/35	5.000%	2,725,000	2,864,874
03/01/36	5.000%	2,000,000	2,098,240
Series 2013 07/01/38	5.500%	4,125,000	4,571,902
Series 2013A 04/01/36	5.000%	8,000,000	8,453,200
Series 2014 05/01/36	5.000%	2,300,000	2,446,901
02/01/39	5.000%	23,000,000	24,207,960
04/01/39	5.000%	10,000,000	10,533,800
05/01/39	5.000%	6,175,000	6,507,400
Series 2016 01/01/41	5.000%	9,580,000	10,116,672
Unlimited General Obligation Refunding Bonds Series 2012 08/01/25	5.000%	3,100,000	3,407,706
Total			573,893,566
INDIANA 1.8%
County of Jasper Refunding Revenue Bonds Northern Indiana Public Services Series 1994C (NPFGC) 04/01/19	5.850%	3,000,000	3,371,160
Series 2003-RMKT (AMBAC) 07/01/17	5.700%	2,000,000	2,107,840
Crown Point Multi School Building Corp. Revenue Bonds 1st Mortgage Series 2000 (NPFGC)(f) 01/15/19	0.000%	8,165,000	7,843,054
Hospital Authority of Vigo County Revenue Bonds Union Hospital, Inc. Series 2007(b) 09/01/37	5.700%	3,950,000	4,093,582

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Finance Authority Refunding Revenue Bonds Series 2007A (NPFGC) 06/01/29	4.500%	10,000,000	10,185,000
Sisters of St. Francis Health Series 2008 11/01/32	5.375%	4,000,000	4,404,760
Revenue Bonds 1st Lien-CWA Authority, Inc. Series 2011A 10/01/31	5.250%	8,335,000	9,808,628
BHI Senior Living Series 2011 11/15/31	5.500%	1,175,000	1,309,608
11/15/41	5.750%	5,655,000	6,301,084
Parkview Health System Series 2009A 05/01/31	5.750%	6,500,000	7,398,820
Indiana Finance Authority(a) Revenue Bonds I-69 Development Partners LLC Series 2014 AMT 09/01/40	5.250%	8,000,000	8,812,240
Indiana Health & Educational Facilities Financing Authority Refunding Revenue Bonds Clarian Health Obligation Group Series 2006B 02/15/33	5.000%	6,855,000	6,872,412
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT(a)(d)(e) 11/15/31	0.000%	1,022,832	7,119
Total			72,515,307
IOWA 0.7%
City of Ames Revenue Bonds Mary Greely Medical Center Series 2011 06/15/36	5.250%	6,000,000	6,680,040
Iowa Finance Authority Refunding Revenue Bonds Sunrise Retirement Community Series 2012 09/01/32	5.500%	1,500,000	1,549,155
09/01/37	5.500%	2,500,000	2,562,275
09/01/43	5.750%	2,630,000	2,720,446
Revenue Bonds Iowa Fertilizer Co. Project Series 2013 12/01/25	5.250%	5,000,000	5,456,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa Student Loan Liquidity Corp.(a) Revenue Bonds Senior Series 2011A-2 AMT 12/01/26	5.600%	5,365,000	5,789,800
12/01/27	5.700%	3,695,000	3,965,659
Total			28,724,175
KANSAS 1.0%
City of Overland Park Revenue Bonds Prairiefire Lionsgate Project Series 2012 12/15/29	5.250%	11,000,000	9,898,680
University of Kansas Hospital Authority Improvement Refunding Revenue Bonds Kansas University Health System Series 2015 09/01/45	5.000%	29,000,000	33,100,310
Total			42,998,990
KENTUCKY 1.3%
Kentucky Economic Development Finance Authority Refunding Revenue Bonds Owensboro Medical Health System Series 2010B 03/01/40	6.375%	5,800,000	6,690,068
Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM) 12/01/33	6.000%	3,200,000	3,485,024
12/01/38	6.000%	2,850,000	3,097,010
Owensboro Medical Health System Series 2010A 03/01/45	6.500%	14,550,000	16,824,601
Kentucky Municipal Power Agency Refunding Revenue Bonds Series 2015A 09/01/42	5.000%	6,600,000	7,451,994
Louisville & Jefferson County Metropolitan Government Prerefunded 02/01/18 Revenue Bonds Jewish Hospital St. Mary's Healthcare Series 2008 02/01/27	5.750%	14,000,000	15,401,960
Total			52,950,657
LOUISIANA 3.2%
Louisiana Housing Corp. Revenue Bonds Homeownership Program Series 2008A (GNMA/FHLMC) 12/01/23	4.875%	490,000	514,838

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2 11/01/35	6.500%	6,250,000	7,410,313
Louisiana Public Facilities Authority Unrefunded Revenue Bonds Tulane University Project Series 2007 (NPFGC) 02/15/26	5.000%	905,000	943,969
Louisiana Public Facilities Authority(a) Revenue Bonds Impala Warehousing LLC Project Series 2013 AMT 07/01/36	6.500%	25,000,000	28,008,750
Louisiana Pellets, Inc. Project Series 2013 AMT 07/01/39	10.500%	10,000,000	8,699,700
Louisiana Public Facilities Authority(a)(b) Revenue Bonds Louisiana Pellets, Inc. Project Series 2015 AMT 07/01/39	7.750%	10,000,000	8,100,200
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A 01/01/30	6.250%	5,250,000	5,867,453
01/01/40	6.500%	20,400,000	23,067,300
New Orleans Aviation Board(a) Revenue Bonds Series 2015B AMT 01/01/45	5.000%	21,150,000	23,357,848
Parish of St. Charles Revenue Bonds Valero Energy Corp. Series 2010 12/01/40	4.000%	7,900,000	8,518,807
Parish of St. John the Baptist Revenue Bonds Marathon Oil Corp. Series 2007A 06/01/37	5.125%	18,600,000	18,450,828
Total			132,940,006
MARYLAND 1.1%
City of Brunswick Special Tax Bonds Brunswick Crossing Special Taxing Series 2006 07/01/36	5.500%	6,587,000	6,615,258

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Baltimore Revenue Bonds Oak Crest Village, Inc. Facility Series 2007A 01/01/37	5.000%	5,000,000	5,132,600
Maryland Economic Development Corp. Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010 09/01/25	5.750%	2,000,000	1,912,860
Revenue Bonds Salisbury University Project Series 2012 06/01/30	5.000%	400,000	430,060
Towson University Project Senior Series 2012 07/01/29	5.000%	650,000	717,424
University of Maryland College Park Projects Series 2008 06/01/33	5.750%	1,600,000	1,727,696
Maryland Health & Higher Educational Facilities Authority Prerefunded 01/01/18 Revenue Bonds Washington County Hospital Series 2008 01/01/33	5.750%	3,495,000	3,829,262
Prerefunded 07/01/19 Revenue Bonds Anne Arundel Health System Series 2009A 07/01/39	6.750%	5,000,000	5,983,500
Refunding Revenue Bonds Meritus Medical Center Issue Series 2015 07/01/45	5.000%	3,000,000	3,338,070
Western Maryland Health System Series 2014 07/01/34	5.250%	6,885,000	7,930,625
Revenue Bonds University of Maryland Medical System Series 2005 (AMBAC) 07/01/28	5.250%	3,000,000	3,259,890
Resolution Trust Corp. Pass-Through Certificates Series 1993A(d) 12/01/16	8.500%	6,615,222	6,610,526
Total			47,487,771
MASSACHUSETTS 4.0%
Berkshire Wind Power Cooperative Corp. Revenue Bonds Series 2010-1 07/01/30	5.250%	1,000,000	1,122,000

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT(a)(d) 09/01/35	6.500%	5,030,000	3,569,590
Boston Water & Sewer Commission Revenue Bonds General Senior Series 1993A 11/01/19	5.250%	2,900,000	3,152,996
Commonwealth of Massachusetts Refunding Revenue Bonds Series 2005 (NPFGC) 01/01/27	5.500%	4,500,000	5,858,415
01/01/30	5.500%	2,500,000	3,324,975
Massachusetts Bay Transportation Authority Refunding Revenue Bonds General Transportation System Series 1994C (AGM) 03/01/19	7.000%	1,215,000	1,282,044
Revenue Bonds Senior Series 2005B (NPFGC) 07/01/26	5.500%	1,500,000	1,994,190
Senior Series 2008B 07/01/27	5.250%	710,000	933,551
Unrefunded Revenue Bonds General Transportation Series 1991 (NPFGC) 03/01/21	7.000%	625,000	744,631
Massachusetts Clean Water Trust (The) Refunding Revenue Bonds Pool Program Series 2006 08/01/30	5.250%	1,000,000	1,341,550
Revenue Bonds MWRA Program Subordinated Series 1999A 08/01/17	6.000%	12,445,000	13,456,530
Massachusetts Department of Transportation Revenue Bonds Capital Appreciation Senior Series 1997C (NPFGC)(f) 01/01/18	0.000%	4,700,000	4,608,115
Massachusetts Development Finance Agency Prerefunded 07/01/22 Revenue Bonds Boston Medical Center Series 2012 07/01/29	5.000%	80,000	97,990
Refunding Revenue Bonds 1st Mortgage-VOA Concord Series 2007 11/01/41	5.200%	1,145,000	1,146,649

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Adventcare Project Series 2007A 10/15/28	6.650%	5,000,000	5,182,450
Boston College Series 2009Q-2 07/01/29	5.000%	1,455,000	1,645,925
Covenant Health System Obligation Group Series 2012 07/01/31	5.000%	1,000,000	1,114,160
Evergreen Center, Inc. Series 2005 01/01/35	5.500%	750,000	750,803
Foxborough Regional Charter School Series 2010A 07/01/42	7.000%	1,000,000	1,130,400
Linden Ponds, Inc. Facility Series 2011A-2 11/15/46	5.500%	154,325	132,608
Partners Healthcare Series 2012L 07/01/36	5.000%	1,000,000	1,155,640
WGBH Educational Foundation Series 2002A (AMBAC) 01/01/42	5.750%	2,000,000	2,587,660
Unrefunded Revenue Bonds Boston Medical Center Series 2012 07/01/29	5.000%	425,000	475,626
Education-Dexter School Project Series 2007 05/01/26	4.500%	190,000	194,315
Massachusetts Development Finance Agency(d)(f) Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56	0.000%	767,588	4,444
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I 01/01/28	6.000%	480,000	509,371
Massachusetts Educational Financing Authority(a) Revenue Bonds Education Loan Series 2014-I AMT 01/01/25	5.000%	12,450,000	14,513,463
01/01/27	5.000%	3,000,000	3,431,190
Issue I Series 2010B AMT 01/01/31	5.700%	4,805,000	5,214,818
Series 2008H (AGM) AMT 01/01/30	6.350%	4,715,000	4,958,530
Series 2011J AMT 07/01/33	5.625%	1,705,000	1,886,906

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012J AMT 07/01/25	4.625%	7,560,000	7,908,667
07/01/28	4.900%	730,000	766,865
Massachusetts Health & Educational Facilities Authority Revenue Bonds Boston College Series 2008M-2 06/01/35	5.500%	12,000,000	16,237,200
Caregroup, Inc. Series 1998B-2 (NPFGC) 02/01/28	5.375%	1,380,000	1,520,843
Series 2008E-1 07/01/33	5.125%	3,000,000	3,200,700
Harvard University Series 2009A 11/15/36	5.500%	1,000,000	1,128,470
Massachusetts Eye & Ear Infirmary Series 2010C 07/01/35	5.375%	1,000,000	1,120,080
Milford Regional Medical Center Series 2007E 07/15/22	5.000%	1,250,000	1,312,362
07/15/32	5.000%	4,720,000	4,886,144
07/15/37	5.000%	500,000	516,215
Partners Healthcare Series 2010J-1 07/01/34	5.000%	11,400,000	12,787,152
Springfield College Series 2010 10/15/40	5.625%	4,500,000	4,844,430
Suffolk University Series 2009A 07/01/30	6.250%	1,000,000	1,151,170
Tufts University Series 2009M 02/15/28	5.500%	1,000,000	1,319,360
Unrefunded Revenue Bonds South Shore Series 1999F 07/01/29	5.750%	1,845,000	1,853,487
Massachusetts Housing Finance Agency(a) Revenue Bonds Housing Series 2011A AMT 12/01/36	5.250%	1,185,000	1,250,045
Series 2010C AMT 12/01/30	5.000%	1,000,000	1,054,530
Massachusetts Port Authority Revenue Bonds Bosfuel Project Series 2007 (NPFGC) AMT(a) 07/01/32	5.000%	2,000,000	2,087,860
Massachusetts State College Building Authority Revenue Bonds Series 2008A (AGM) 05/01/38	5.000%	3,000,000	3,250,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority(f) Revenue Bonds Capital Appreciation Senior Series 1999A Escrowed to Maturity (NPFGC) 05/01/23	0.000%	3,000,000	2,645,100
Massachusetts Water Resources Authority Revenue Bonds Series 1992A Escrowed to Maturity 07/15/19	6.500%	3,240,000	3,528,716
Metropolitan Boston Transit Parking Corp. Revenue Bonds Series 2011 07/01/36	5.250%	3,000,000	3,517,980
Total			165,409,711
MICHIGAN 2.6%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013(d) 06/01/22	5.500%	2,000,000	1,955,960
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A 07/01/39	5.250%	11,925,000	13,260,600
City of Detroit Water Supply System Revenue Bonds Senior Lien Series 2011A 07/01/36	5.000%	4,105,000	4,478,596
07/01/41	5.250%	8,765,000	9,593,293
Unrefunded Revenue Bonds Senior Lien Series 2003A (NPFGC) 07/01/34	5.000%	5,000	5,017
Grand Traverse Academy Refunding Revenue Bonds Series 2007 11/01/17	5.000%	390,000	395,729
11/01/22	5.000%	750,000	757,470
11/01/32	4.750%	1,170,000	1,115,279
Grand Traverse County Hospital Finance Authority Revenue Bonds Munson Healthcare Series 2014A 07/01/47	5.000%	1,200,000	1,326,756
Michigan Finance Authority Refunding Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-6 07/01/33	5.000%	1,070,000	1,220,506

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Local Government Loan Program - Detroit Series 2015 07/01/35	5.000%	3,500,000	3,972,325
Senior Lien-Detroit Water & Sewer Series 2014C-1 07/01/44	5.000%	2,000,000	2,166,380
Michigan Finance Authority(a) Revenue Bonds Senior Lien-Detroit Water & Sewer Series 2014C-2 AMT 07/01/44	5.000%	1,500,000	1,596,405
Michigan Finance Authority(g) Revenue Bonds Beaumont Health Credit Group Series 2016S 11/01/44	5.000%	10,080,000	11,318,429
Michigan Strategic Fund Refunding Revenue Bonds Collateral Detroit Fund-Pollution Series 1991BB (AMBAC) 05/01/21	7.000%	2,505,000	3,189,015
Paw Paw Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Board Loan Fund) 05/01/25	5.000%	1,020,000	1,285,904
Royal Oak Hospital Finance Authority Refunding Revenue Bonds William Beaumont Hospital Series 2014D 09/01/39	5.000%	9,425,000	10,582,578
St. Johns Public Schools Unlimited General Obligation Refunding Bonds Series 1998 (NPFGC) (Qualified School Bond Loan Fund) 05/01/25	5.100%	1,790,000	2,165,327
Wayne County Airport Authority Revenue Bonds Series 2015D 12/01/45	5.000%	21,445,000	24,007,249
Wayne County Airport Authority(a) Refunding Revenue Bonds Series 2015F AMT 12/01/33	5.000%	11,495,000	12,898,884
Williamston Community School District Unlimited General Obligation Bonds Series 1996 (NPFGC) (Qualified School Bond Loan Fund) 05/01/25	5.500%	1,000,000	1,161,060
Total			108,452,762

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MINNESOTA 3.1%
City of Blaine Refunding Revenue Bonds Crest View Senior Community Project Series 2015 07/01/45	6.125%	11,775,000	12,447,352
City of Minneapolis Prerefunded 11/15/18 Revenue Bonds Fairview Health Services Series 2008A 11/15/32	6.750%	7,500,000	8,706,825
City of St. Louis Park Prerefunded 07/01/18 Revenue Bonds Park Nicollet Health Services Series 2008C 07/01/23	5.500%	10,775,000	11,990,097
07/01/30	5.750%	3,200,000	3,580,032
Prerefunded 07/01/19 Revenue Bonds Park Nicollet Health Services Series 2009 07/01/39	5.750%	16,825,000	19,537,863
County of Meeker Revenue Bonds Hospital Facilities Memorial Hospital Project Series 2007 11/01/37	5.750%	1,750,000	1,827,018
Housing & Redevelopment Authority of The City of St Paul Minnesota Refunding Revenue Bonds HealthEast Care System Project Series 2015 11/15/30	5.000%	900,000	1,057,590
11/15/40	5.000%	935,000	1,067,059
Perham Hospital District Revenue Bonds Perham Memorial Hospital & Home Series 2010 03/01/35	6.350%	4,000,000	4,335,480
03/01/40	6.500%	2,800,000	3,041,696
Southern Minnesota Municipal Power Agency(f) Revenue Bonds Capital Appreciation Series 1994A (NPFGC) 01/01/22	0.000%	27,500,000	24,673,275
01/01/23	0.000%	26,500,000	23,105,615
01/01/25	0.000%	17,500,000	14,333,025
Total			129,702,927

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MISSISSIPPI 0.4%
County of Lowndes Refunding Revenue Bonds Weyerhaeuser Co. Project Series 1992A 04/01/22	6.800%	2,470,000	3,084,289
Medical Center Educational Building Corp. Refunding Revenue Bonds University of Mississippi Medical Center Series 1998B (AMBAC) 12/01/23	5.500%	5,300,000	6,226,069
Mississippi Business Finance Corp. Revenue Bonds Series 2009A 05/01/24	4.700%	6,090,000	6,607,528
Rankin County Five Lakes Utility District Series 1994(d) 07/15/37	7.000%	445,000	445,423
Total			16,363,309
MISSOURI 1.6%
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010 11/01/25	6.000%	1,700,000	1,795,676
11/01/39	6.875%	1,500,000	1,589,325
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds Lutheran Senior Services Senior Series 2010 02/01/42	5.500%	2,000,000	2,169,300
Series 2011 02/01/31	5.750%	1,730,000	1,924,936
02/01/41	6.000%	2,600,000	2,889,770
Series 2014 02/01/35	5.000%	7,350,000	8,049,500
02/01/44	5.000%	12,725,000	13,770,486
Industrial Development Authority of the City of St. Louis (The) Revenue Bonds Convention Center Hotel Series 2000 (AMBAC)(f) 07/15/18	0.000%	2,000,000	1,911,380
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A 05/15/39	8.250%	12,000,000	13,627,920
Missouri Development Finance Board Revenue Bonds Procter & Gamble Paper Products Series 1999 AMT(a) 03/15/29	5.200%	6,385,000	8,042,418

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Louis Area Housing Finance Corp. Revenue Bonds Wellington Arms III Project Series 1979 01/01/21	7.375%	763,353	764,872
St. Louis County Industrial Development Authority Prerefunded 12/01/17 Revenue Bonds St. Andrews Residence for Seniors Series 2007A 12/01/41	6.375%	7,000,000	7,729,680
Revenue Bonds Friendship Village Sunset Hills Series 2013A 09/01/33	5.500%	2,750,000	3,101,973
Total			67,367,236
NEBRASKA 1.2%
Douglas County Hospital Authority No. 2 Revenue Bonds Health Facilities-Immanuel Obligation Group Series 2010 01/01/40	5.625%	875,000	963,795
Madonna Rehabilitation Hospital Series 2014 05/15/28	5.000%	2,025,000	2,319,759
05/15/29	5.000%	2,125,000	2,419,886
05/15/30	5.000%	2,000,000	2,274,400
05/15/36	5.000%	1,000,000	1,110,170
05/15/44	5.000%	6,400,000	7,017,984
Douglas County Hospital Authority No. 3 Refunding Revenue Bonds Health Facilities - Nebraska Methodist Health System Series 2015 11/01/45	5.000%	12,500,000	14,059,625
Madison County Hospital Authority No. 1 Revenue Bonds Faith Regional Health Services Project Series 2008A-1 07/01/33	6.000%	11,500,000	12,593,535
Nebraska Elementary & Secondary School Finance Authority Revenue Bonds Boys Town Project Series 2008 09/01/28	4.750%	6,800,000	7,366,236
Total			50,125,390
NEVADA 1.3%
Carson City Refunding Revenue Bonds Carson Tahoe Regional Medical Center Series 2012 09/01/33	5.000%	2,500,000	2,738,900

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A(b) 06/15/28	6.750%	2,000,000	2,135,160
Clark County Water Reclamation District Limited General Obligation Bonds Series 2009A 07/01/34	5.250%	12,000,000	13,581,600
County of Clark Revenue Bonds Las Vegas-McCarran International Airport Series 2010A 07/01/34	5.125%	18,750,000	20,957,063
County of Clark(a) Revenue Bonds Southwest Gas Corp. Project Series 2005A (AMBAC) AMT 10/01/35	4.850%	5,000,000	5,004,400
Henderson Local Improvement Districts Special Assessment Bonds No. T-18 Series 2006T-18 09/01/35	5.300%	7,625,000	5,966,105
State of Nevada Department of Business & Industry(a) Revenue Bonds Republic Services, Inc. Project Series 2003 AMT 12/01/26	5.625%	2,000,000	2,152,460
State of Nevada Department of Business & Industry(b) Revenue Bonds Somerset Academy Series 2015A 12/15/35	5.000%	1,025,000	1,044,147
Total			53,579,835
NEW JERSEY 3.0%
Middlesex County Improvement Authority(d)(e) Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37	8.750%	1,500,000	72,975
Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/37	6.250%	4,000,000	158,960
New Jersey Economic Development Authority Refunding Revenue Bonds School Facilities Construction Series 2005N-1 (AGM) 09/01/25	5.500%	14,500,000	17,622,140
Series 2005N-1 (NPFGC) 09/01/27	5.500%	5,000,000	6,053,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Lions Gate Project Series 2014 01/01/34	5.000%	1,000,000	1,033,650
01/01/44	5.250%	2,000,000	2,074,000
MSU Student Housing Project-Provident Series 2010 06/01/31	5.750%	4,350,000	4,906,713
06/01/42	5.875%	14,500,000	16,180,405
Provident Group-Rowan Properties LLC Series 2015 01/01/48	5.000%	7,200,000	7,707,672
Series 2015WW 06/15/40	5.250%	2,750,000	2,976,215
New Jersey Economic Development Authority(a) Refunding Revenue Bonds Series 2006B AMT 01/01/37	6.875%	6,710,000	6,710,000
Revenue Bonds Continental Airlines, Inc. Project Series 1999 AMT 09/15/23	5.125%	5,000,000	5,546,300
09/15/29	5.250%	2,500,000	2,744,950
New Jersey Environmental Infrastructure Trust Prerefunded 09/01/16 Revenue Bonds Environmental Series 2007 09/01/22	5.000%	35,000	35,957
Series 2007A 09/01/22	5.000%	10,000	10,276
09/01/22	5.000%	5,000	5,136
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008 07/01/38	6.625%	4,000,000	4,418,680
Virtua Health Series 2009 07/01/33	5.750%	750,000	850,290
New Jersey Transportation Trust Fund Authority Revenue Bonds Transportation Program Series 2015AA 06/15/45	5.000%	10,000,000	10,543,000
Transportation System Series 2006A 12/15/23	5.500%	3,000,000	3,469,440
Series 2011B 06/15/31	5.500%	7,250,000	7,966,445
New Jersey Turnpike Authority Refunding Revenue Bonds Series 2005A (AGM) 01/01/30	5.250%	2,000,000	2,604,800
Revenue Bonds Series 2004C-2 (AMBAC) 01/01/25	5.500%	2,500,000	3,162,675

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union County Utilities Authority Refunding Revenue Bonds Covanta Union Series 2011 AMT(a) 12/01/31	5.250%	15,000,000	16,692,750
Total			123,547,229
NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Prerefunded 08/01/18 Revenue Bonds Presbyterian Healthcare Services Series 2008 08/01/32	6.375%	2,730,000	3,101,662
08/01/32	6.375%	5,920,000	6,725,949
Revenue Bonds Presbyterian Healthcare Services Series 2009 08/01/39	5.000%	6,500,000	7,133,880
Total			16,961,491
NEW YORK 3.2%
Brooklyn Arena Local Development Corp. Revenue Bonds Barclays Center Project Series 2009 07/15/30	6.000%	6,500,000	7,455,955
Build NYC Resource Corp. Refunding Revenue Bonds Pratt Paper, Inc. Project Series 2014 AMT(a)(b) 01/01/25	4.500%	500,000	544,140
Long Island Power Authority Prerefunded 05/01/19 Revenue Bonds Series 2008A 05/01/33	6.000%	2,725,000	3,168,903
Refunding Revenue Bonds Series 2014A 09/01/44	5.000%	2,250,000	2,553,795
Metropolitan Transportation Authority Revenue Bonds Transportation Series 2007A (AGM) 11/15/33	5.000%	12,000,000	12,843,840
New York City Industrial Development Agency Revenue Bonds Pilot-Queens Baseball Stadium Series 2006 (AMBAC) 01/01/24	5.000%	3,000,000	3,098,580
Pilot-Yankee Stadium-Payment I Series 2006I (FGIC) 03/01/46	5.000%	2,000,000	2,033,740

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Building Aid Revenue Bonds Fiscal 2009 Series 2009S-4 01/15/25	5.125%	2,000,000	2,249,300
New York State Dormitory Authority Prerefunded 05/01/19 Revenue Bonds North Shore-Long Island Jewish Obligation Group Series 2009A 05/01/37	5.500%	6,250,000	7,183,313
Revenue Bonds Consolidated City University System 2nd Generation Series 1993A 07/01/18	5.750%	3,475,000	3,690,415
07/01/20	6.000%	13,350,000	15,620,301
Independent School District-Educational Housing Services Series 2005 (AMBAC) 07/01/30	5.250%	3,000,000	3,781,440
Orange Regional Medical Center Series 2008 12/01/29	6.125%	2,250,000	2,456,235
New York State Energy Research & Development Authority Revenue Bonds Series 1993(h) 04/01/20	12.001%	13,000,000	13,022,880
New York State Environmental Facilities Corp. Revenue Bonds Revolving Funds-New York City Municipal Water Series 2008A 06/15/28	5.000%	1,000,000	1,096,870
Port Authority of New York & New Jersey Revenue Bonds JFK International Air Terminal Series 2010 12/01/36	6.000%	7,000,000	8,196,860
Port Authority of New York & New Jersey(a) Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT 10/01/19	6.750%	4,000,000	4,000,080
JFK International Air Terminal Special Project Series 1997 (NPFGC) AMT 12/01/22	5.750%	6,500,000	6,644,950
Suffolk County Industrial Development Agency Revenue Bonds Nissequogue Cogen Partners Facility Series 1998 AMT(a) 01/01/23	5.500%	6,085,000	6,086,643
Triborough Bridge & Tunnel Authority Revenue Bonds General Purpose Series 1992Y Escrowed to Maturity 01/01/21	6.125%	11,000,000	12,888,700

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ulster County Capital Resource Corp.(b) Refunding Revenue Bonds Alliance Senior Living Co. Series 2014B 09/15/44	7.000%	2,765,000	2,862,300
Ulster County Capital Resource Corp.(b)(h) Refunding Revenue Bonds Alliance Senior Living Co. Series 2014A 09/15/44	0.000%	545,000	410,494
Ulster County Industrial Development Agency Revenue Bonds Series 2007A 09/15/37	6.000%	2,000,000	2,003,760
09/15/42	6.000%	7,000,000	7,004,340
Total			130,897,834
NORTH CAROLINA 0.8%
City of High Point Combined Water & Sewer System Revenue Bonds Series 2008 (AGM) 11/01/28	5.000%	350,000	388,458
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT(a)(d) 02/01/38	5.650%	3,086,735	3,179,584
North Carolina Department of Transportation Revenue Bonds I-77 Hot Lanes Project Series 2015 AMT(a) 06/30/54	5.000%	10,000,000	10,564,900
North Carolina Eastern Municipal Power Agency Prerefunded 01/01/19 Revenue Bonds Series 2009A 01/01/26	5.500%	300,000	340,551
Prerefunded 01/01/22 Revenue Bonds Series 1988A 01/01/26	6.000%	1,940,000	2,474,606
Unrefunded Revenue Bonds Series 1991A Escrowed to Maturity 01/01/18	6.500%	2,185,000	2,426,530
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007 07/01/33	5.000%	5,000,000	5,200,350
Revenue Bonds 1st Mortgage-Deerfield Episcopal Series 2008A 11/01/33	6.000%	4,060,000	4,448,826

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
1st Mortgage-Presbyterian Homes Series 2006 10/01/31	5.500%	2,500,000	2,539,825
Health Care Housing-Arc Projects Series 2004A 10/01/34	5.800%	1,400,000	1,403,766
Total			32,967,396
NORTH DAKOTA 0.3%
County of McLean Revenue Bonds Great River Energy Series 2010B 07/01/40	5.150%	7,900,000	8,417,529
County of Ward Revenue Bonds Trinity Obligated Group Series 2006 07/01/29	5.125%	4,490,000	4,554,925
Total			12,972,454
OHIO 1.4%
American Municipal Power, Inc. Revenue Bonds AMP Fremont Energy Center Project Series 2012 02/15/37	5.000%	13,220,000	14,991,877
City of Lakewood Water System Revenue Bonds Mortgage Series 1995 (AMBAC) 07/01/20	5.850%	1,050,000	1,157,195
City of Middleburg Heights Revenue Bonds Southwest General Facilities Series 2011 08/01/36	5.250%	2,380,000	2,625,759
08/01/41	5.250%	6,900,000	7,579,581
Cleveland Department of Public Utilities Division of Public Power Revenue Bonds Series 2008B-1 (NPFGC) 11/15/28	5.000%	500,000	540,920
Cleveland Department of Public Utilities Division of Water Refunding Revenue Bonds 1st Mortgage Series 1993G (NPFGC) 01/01/21	5.500%	3,400,000	3,811,740
Ohio Higher Educational Facility Commission Revenue Bonds University of Dayton Project Series 2009 12/01/24	5.500%	3,000,000	3,367,890

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio State Turnpike Commission Refunding Revenue Bonds Series 1998A (NPFGC) 02/15/26	5.500%	3,000,000	3,926,100
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT(a) 06/30/53	5.000%	8,250,000	8,984,992
Toledo-Lucas County Port Authority Refunding Revenue Bonds CSX Transportation, Inc. Project Series 1992 12/15/21	6.450%	3,950,000	4,968,152
Revenue Bonds University of Toledo Project Series 2014 07/01/46	5.000%	5,000,000	5,255,750
Toledo-Lucas County Port Authority(d) Special Assessment Bonds Town Square at Levi Commons Series 2007 11/01/36	5.400%	2,605,000	1,275,538
Total			58,485,494
OREGON 0.4%
Benton County Hospital Facilities Authority Unrefunded Revenue Bonds Samaritan Health Series 1998 10/01/28	5.125%	655,000	657,044
City of Forest Grove Refunding Revenue Bonds Campus Improvement Pacific University Project Series 2014 05/01/40	5.000%	1,500,000	1,629,735
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C(b)(c) 10/01/26	5.625%	3,500,000	3,535,455
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A 10/01/44	5.400%	3,225,000	3,557,884
Oregon Health & Science University Revenue Bonds Series 2009A 07/01/39	5.750%	4,500,000	5,142,150
Total			14,522,268

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PENNSYLVANIA 4.2%
Allegheny County Higher Education Building Authority Revenue Bonds Duquesne University Series 2008 03/01/28	5.000%	490,000	522,732
Butler County Hospital Authority Prerefunded 07/01/19 Revenue Bonds Butler Health Systems Project Series 2009 07/01/39	7.250%	7,000,000	8,481,410
Cumberland County Municipal Authority Refunding Revenue Bonds Diakon Lutheran Ministries Series 2015 01/01/38	5.000%	8,490,000	9,315,228
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT(a) 06/01/24	6.900%	3,400,000	4,370,972
Delaware Valley Regional Finance Authority Revenue Bonds Series 1997C (AMBAC) 07/01/27	7.750%	1,000,000	1,461,970
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015 01/15/45	5.250%	11,150,000	12,279,049
Northampton County General Purpose Authority Revenue Bonds Saint Luke's Hospital Project Series 2008A 08/15/28	5.375%	4,000,000	4,376,040
Pennsylvania Convention Center Authority Revenue Bonds Series 1989A Escrowed to Maturity (FGIC) 09/01/19	6.000%	14,010,000	15,803,000
Pennsylvania Economic Development Financing Authority Revenue Bonds Philadelphia Biosolids Facility Series 2009 01/01/32	6.250%	5,325,000	5,899,354
Pennsylvania Economic Development Financing Authority(a) Revenue Bonds PA Bridges Finco LP Series 2015 AMT 06/30/42	5.000%	23,700,000	26,084,694
Proctor & Gamble Paper Project Series 2001 AMT 03/01/31	5.375%	1,000,000	1,294,290

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Edinboro University Foundation Series 2008 07/01/28	5.750%	3,000,000	3,147,540
Series 2010 07/01/43	6.000%	4,750,000	5,129,383
Pennsylvania Turnpike Commission Refunding Subordinated Revenue Bonds Series 2015A-1 12/01/45	5.250%	25,295,000	29,179,300
Revenue Bonds Series 2014B 12/01/44	5.250%	10,000,000	11,336,400
Subordinated Series 2014A-1 12/01/43	5.000%	16,940,000	18,802,214
Philadelphia Authority for Industrial Development Revenue Bonds First Philadelphia Preparatory Charter School Series 2014 06/15/43	7.250%	5,475,000	6,490,612
Philadelphia Municipal Authority Revenue Bonds Lease Series 2009 04/01/34	6.500%	2,500,000	2,842,825
Redevelopment Authority of the City of Philadelphia Revenue Bonds Subordinated Series 1986B Escrowed to Maturity (GNMA) 06/01/17	9.000%	450,000	500,198
Washington County Industrial Development Authority Revenue Bonds Washington Jefferson College Series 2010 11/01/36	5.000%	4,850,000	5,428,023
Westmoreland County Municipal Authority Revenue Bonds Capital Appreciation Series 1999A (NPFGC)(f) 08/15/22	0.000%	2,000,000	1,750,020
Total			174,495,254
PUERTO RICO 0.6%
Puerto Rico Electric Power Authority(c) Refunding Revenue Bonds Series 2007UU (AGM) 07/01/23	5.000%	1,000,000	1,003,910
Revenue Bonds Series 2003NN (NPFGC) 07/01/21	5.250%	3,500,000	3,547,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Highways & Transportation Authority(c) Refunding Revenue Bonds Series 2003AA (NPFGC) 07/01/20	5.500%	180,000	184,239
Revenue Bonds Series 2005K 07/01/20	5.000%	5,000,000	1,210,950
Puerto Rico Public Buildings Authority(c) Refunding Revenue Bonds Government Facilities Series 2002F 07/01/20	5.250%	2,000,000	1,167,500
Series 2007M 07/01/31	6.250%	19,000,000	11,085,360
Puerto Rico Public Finance Corp.(c) Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity (AMBAC) 08/01/27	5.500%	450,000	588,204
Unrefunded Revenue Bonds Commonwealth Appropriation Series 2002E Escrowed to Maturity 08/01/26	6.000%	2,470,000	3,307,454
Series 2002E Escrowed to Maturity (AMBAC) 08/01/27	5.500%	1,050,000	1,372,476
Total			23,467,693
SOUTH CAROLINA 1.2%
City of Myrtle Beach Tax Allocation Bonds Myrtle Beach Air Force Base Series 2006A 10/01/26	5.250%	1,495,000	1,497,856
Piedmont Municipal Power Agency Refunding Revenue Bonds Electric Series 1991 (NPFGC) 01/01/21	6.250%	1,250,000	1,538,538
Unrefunded Revenue Bonds Series 1993 (NPFGC) 01/01/25	5.375%	11,280,000	13,674,518
South Carolina Jobs-Economic Development Authority Refunding Revenue Bonds The Woodlands at Furman Project Series 2012 11/15/42	6.000%	5,133,239	5,250,277
Revenue Bonds York Preparatory Academy Project Series 2014A 11/01/23	5.750%	1,160,000	1,230,563
11/01/33	7.000%	910,000	1,006,405
11/01/45	7.250%	3,935,000	4,367,535

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority(f) Refunding Revenue Bonds The Woodlands at Furman Project Subordinated Series 2012 11/15/47	0.000%	1,283,310	132,925
South Carolina Ports Authority Revenue Bonds Series 2015 AMT(a) 07/01/50	5.250%	12,675,000	14,220,209
South Carolina State Public Service Authority Prerefunded 01/01/19 Revenue Bonds Series 2008A 01/01/28	5.375%	10,000	11,300
Revenue Bonds Series 2015E 12/01/55	5.250%	5,415,000	6,144,671
Total			49,074,797
SOUTH DAKOTA 0.3%
South Dakota Health & Educational Facilities Authority Refunding Revenue Bonds Sanford Obligated Group Series 2015 11/01/35	5.000%	2,500,000	2,883,475
11/01/45	5.000%	6,920,000	7,856,968
State of South Dakota Revenue Bonds Series 1993A Escrowed to Maturity (AGM) 09/01/17	6.700%	3,165,000	3,357,400
Total			14,097,843
TENNESSEE 0.1%
Chattanooga Health Educational & Housing Facility Board Refunding Revenue Bonds Student Housing - CDFI Phase I Series 2015 10/01/32	5.000%	1,300,000	1,480,518
10/01/35	5.000%	645,000	728,295
Total			2,208,813
TEXAS 9.8%
Bexar County Health Facilities Development Corp. Revenue Bonds Army Retirement Residence Project Series 2010 07/01/30	5.875%	1,370,000	1,534,962
07/01/45	6.200%	7,200,000	8,169,696
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B 04/01/45	6.125%	13,450,000	15,485,119

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority Refunding Revenue Bonds Senior Lien Series 2013A 01/01/33	5.000%	2,700,000	2,983,311
Revenue Bonds Senior Lien Series 2011 01/01/41	6.000%	8,620,000	9,884,123
Series 2015A 01/01/45	5.000%	3,000,000	3,376,410
Central Texas Regional Mobility Authority(f) Revenue Bonds Capital Appreciation Series 2010 01/01/25	0.000%	2,000,000	1,475,260
Central Texas Turnpike System Refunding Revenue Bonds 1st Tier Series 2012A 08/15/41	5.000%	16,075,000	17,711,274
Subordinated Series 2015C 08/15/37	5.000%	10,000,000	11,296,300
Subordinated Refunding Revenue Bonds Series 2015C 08/15/42	5.000%	14,730,000	16,406,863
City of Austin Electric Utility Refunding Revenue Bonds Series 2008A 11/15/35	5.250%	8,000,000	8,834,400
City of Houston Airport System Refunding Revenue Bonds Senior Lien Series 2009A 07/01/34	5.500%	10,500,000	11,592,000
City of Houston Airport System(a) Refunding Revenue Bonds Special Facilities-Continental Airlines Series 2011A AMT 07/15/30	6.500%	5,555,000	6,475,852
Subordinated Lien Series 2012A AMT 07/01/31	5.000%	5,000,000	5,626,700
United Airlines, Inc. Series 2014 AMT 07/01/29	5.000%	4,000,000	4,352,080
Clifton Higher Education Finance Corp. Revenue Bonds Idea Public Schools Series 2011 08/15/41	5.750%	2,000,000	2,243,160
Series 2012 08/15/32	5.000%	2,165,000	2,344,219
08/15/42	5.000%	5,575,000	5,943,006
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013 08/15/33	6.000%	990,000	1,186,961
International Leadership Series 2015 08/15/38	5.750%	5,810,000	6,101,371
International Leadership of Texas Series 2015 08/15/45	5.750%	10,000,000	10,378,900
Series 2015A 12/01/35	5.000%	2,200,000	2,393,182
12/01/45	5.000%	1,100,000	1,170,840
Dallas/Fort Worth International Airport Refunding Revenue Bonds Series 2012B 11/01/35	5.000%	10,000,000	11,395,400
Dallas/Fort Worth International Airport(a) Refunding Revenue Bonds Series 2014A AMT 11/01/32	5.000%	3,400,000	3,895,108
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A 03/01/40	6.500%	4,000,000	4,477,600
Harris County Health Facilities Development Corp. Prerefunded 12/01/18 Revenue Bonds Memorial Hermann Healthcare System Series 2008B 12/01/35	7.250%	8,800,000	10,378,984
Revenue Bonds St. Luke's Episcopal Hospital Project Series 1991 Escrowed to Maturity 02/15/21	6.750%	1,955,000	2,149,738
Houston Higher Education Finance Corp. Prerefunded 05/15/21 Revenue Bonds Harmony Public Schools Series 2011A 05/15/41	6.875%	4,045,000	5,237,264
La Vernia Higher Education Finance Corp. Prerefunded 08/15/19 Revenue Bonds Kipp, Inc. Series 2009A 08/15/44	6.375%	7,500,000	8,897,475
Matagorda County Navigation District No. 1 Refunding Revenue Bonds Central Power & Light Co. Project Series 2001A 11/01/29	6.300%	2,800,000	3,197,936
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT(a) 12/01/24	6.875%	15,000,000	15,612,750

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Corp. Revenue Bonds Collegiate Housing College Station Series 2014 04/01/46	5.000%	7,250,000	7,626,782
Collegiate Housing Tarleton State University Series 2015 04/01/47	5.000%	2,995,000	3,173,322
NCCD-College Station Properties LLC Series 2015A 07/01/47	5.000%	23,360,000	24,726,560
North Texas Tollway Authority Prerefunded 01/01/18 Revenue Bonds Toll 2nd Tier Series 2008F (GNMA/FNMA) 01/01/38	5.750%	11,355,000	12,438,721
Refunding Revenue Bonds 1st Tier Series 2009C 01/01/44	5.250%	5,000,000	5,463,400
Series 2011 01/01/38	5.000%	5,500,000	6,079,315
Series 2012B 01/01/42	5.000%	12,845,000	14,354,673
Series 2015A 01/01/38	5.000%	9,230,000	10,564,381
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A 11/15/34	7.500%	2,000,000	2,344,300
11/15/44	7.750%	2,800,000	3,298,512
San Juan Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2010A 08/15/40	6.700%	2,700,000	3,140,100
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT(a) 07/01/38	8.000%	34,645,000	33,604,957
Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Barton Creek Senior Living Center Series 2015 11/15/25	5.000%	1,675,000	1,836,571
11/15/30	5.000%	2,345,000	2,492,289
11/15/35	5.000%	1,750,000	1,831,288
11/15/40	5.000%	1,195,000	1,231,316
Trinity Terrace Project Series 2014 10/01/44	5.000%	2,500,000	2,708,225
10/01/49	5.000%	1,870,000	2,017,169

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Air Force Villages, Inc. Obligation Group Series 2007 05/15/27	5.125%	2,000,000	2,031,660
05/15/37	5.125%	2,000,000	2,022,440
CC Young Memorial Home Series 2009A 02/15/38	8.000%	4,000,000	4,510,720
Stayton at Museum Way Series 2009A 11/15/44	8.250%	12,000,000	12,122,520
Texas City Industrial Development Corp. Refunding Revenue Bonds Arco Pipe Line Co. Project Series 1990 10/01/20	7.375%	2,000,000	2,497,920
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012 12/15/29	5.000%	8,300,000	9,473,952
12/15/32	5.000%	7,500,000	8,460,450
Uptown Development Authority Tax Allocation Bonds Infrastructure Improvement Facilities Series 2009 09/01/29	5.500%	500,000	553,405
Total			402,813,192
VIRGIN ISLANDS 0.1%
Virgin Islands Public Finance Authority Refunding Revenue Bonds Gross Receipts Taxes Loan Series 2012A(c) 10/01/32	5.000%	2,000,000	2,163,440
VIRGINIA 0.6%
City of Chesapeake Expressway Toll Road Revenue Bonds Transportation System Senior Series 2012A 07/15/47	5.000%	7,505,000	8,033,502
Fairfax County Industrial Development Authority Refunding Revenue Bonds Inova Health System Project Series 1993 08/15/23	5.000%	10,000,000	11,902,700
Fredericksburg Economic Development Authority Refunding Revenue Bonds Mary Washington Healthcare Obligation Series 2014 06/15/30	5.000%	1,000,000	1,150,350
06/15/31	5.000%	800,000	916,448
06/15/33	5.000%	500,000	567,630

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A 03/01/26	6.625%	2,145,000	2,483,052
Total			25,053,682
WASHINGTON 2.2%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A 09/01/27	5.000%	1,540,000	1,648,170
09/01/32	5.250%	1,000,000	1,054,850
King County Public Hospital District No. 4 Revenue Bonds Series 2015A 12/01/35	6.000%	1,300,000	1,310,244
12/01/45	6.250%	2,500,000	2,527,175
Skagit County Public Hospital District No. 1 Revenue Bonds Skagit Valley Hospital Series 2005 12/01/30	5.500%	1,235,000	1,238,791
Series 2007 12/01/28	5.750%	1,500,000	1,610,340
12/01/32	5.750%	2,000,000	2,125,700
Snohomish County Public Utility District No. 1 Refunding Revenue Bonds Generation System Series 1986A Escrowed to Maturity 01/01/20	5.000%	12,000,000	13,876,680
Washington Health Care Facilities Authority Revenue Bonds Overlake Hospital Medical Center Series 2010 07/01/30	5.500%	3,000,000	3,425,820
Washington Higher Education Facilities Authority Refunding Revenue Bonds Whitworth University Project Series 2009 10/01/40	5.625%	4,685,000	5,045,136
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing-Mirabella Series 2012 10/01/32	6.500%	9,800,000	10,717,378
10/01/47	6.750%	1,000,000	1,094,640
Presbyterian Retirement Series 2013 01/01/23	5.000%	1,200,000	1,283,124
01/01/28	5.000%	2,015,000	2,099,832
01/01/33	5.000%	2,570,000	2,645,609
01/01/43	5.250%	7,550,000	7,803,907

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds Heron's Key Series 2015A 07/01/30	6.500%	480,000	501,974
07/01/35	6.750%	550,000	576,906
07/01/45	7.000%	1,800,000	1,880,586
Skyline at First Hill Project Series 2007A 01/01/27	5.625%	2,500,000	2,524,850
01/01/38	5.625%	19,450,000	19,620,576
Washington State Housing Finance Commission(b) Refunding Revenue Bonds Skyline 1st Hill Project Series 2015 01/01/20	4.125%	490,000	494,425
01/01/25	5.000%	770,000	783,891
01/01/35	5.750%	575,000	584,999
01/01/45	6.000%	2,325,000	2,364,990
Total			88,840,593
WEST VIRGINIA 0.1%
West Virginia Economic Development Authority Refunding Revenue Bonds Appalachian Power Co.-Amos Project Series 2010A 12/01/38	5.375%	3,850,000	4,357,007
WISCONSIN 3.8%
City of La Crosse Refunding Revenue Bonds Northern States Power Co. Project Series 1996 AMT(a) 11/01/21	6.000%	6,000,000	7,368,000
Monroe Redevelopment Authority Revenue Bonds Monroe Clinic, Inc. Series 2009 02/15/39	5.875%	5,000,000	5,496,300
Public Finance Authority(a) Refunding Revenue Bonds TRIPS Senior Obligation Group Series 2012 AMT 07/01/28	5.250%	4,000,000	4,358,560
07/01/42	5.000%	2,000,000	2,090,320
State of Wisconsin Revenue Bonds Series 2009A 05/01/33	5.750%	17,700,000	20,282,076
Wisconsin Health & Educational Facilities Authority Prerefunded 02/15/19 Revenue Bonds ProHealth Care, Inc. Obligation Group Series 2009 02/15/39	6.625%	25,150,000	29,483,094

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 04/01/18 Revenue Bonds Riverview Hospital Association Series 2008 04/01/38	5.750%	4,000,000	4,431,000
Prerefunded 09/15/19 Revenue Bonds St. John's Community, Inc. Series 2009A 09/15/29	7.250%	1,000,000	1,203,180
09/15/39	7.625%	1,000,000	1,229,940
Refunding Revenue Bonds Wheaton Healthcare Series 2006B 08/15/24	5.125%	15,910,000	16,269,884
08/15/25	5.125%	15,500,000	15,843,170
Revenue Bonds Aurora Health Care, Inc. Series 2010A 04/15/39	5.625%	6,100,000	6,839,015
Beaver Dam Community Hospitals Series 2013A 08/15/28	5.125%	6,750,000	7,426,418
08/15/34	5.250%	8,000,000	8,743,600
Medical College of Wisconsin Series 2008A 12/01/35	5.250%	14,400,000	15,813,648
ProHealth Care, Inc. Series 2012 08/15/28	5.000%	1,570,000	1,797,383
ThedaCare, Inc. Series 2015 12/15/44	5.000%	6,725,000	7,543,365
Total			156,218,953
WYOMING 0.2%
County of Campbell Revenue Bonds Basin Electric Power Cooperative Series 2009A 07/15/39	5.750%	7,900,000	8,971,951
Total Municipal Bonds (Cost: $3,675,254,144)			4,014,117,674

Municipal Bonds Held in Trust 0.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
MASSACHUSETTS 0.4%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Harvard University Series 2009A(b)(h)(i) 11/15/36	5.500%	16,000,000	18,055,520
Total Municipal Bonds Held in Trust (Cost: $17,430,102)			18,055,520

Floating Rate Notes 0.2%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
NEW YORK 0.2%
New York City Water & Sewer System Revenue Bonds 2nd General Resolution VRDN Series 2013 (JPMorgan Chase Bank)(h)(j) 06/15/50	0.010%	6,600,000	6,600,000
Total Floating Rate Notes (Cost: $6,600,000)			6,600,000

Money Market Funds 1.8%

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.010%(k)	16,070,540	16,070,540
JPMorgan Municipal Money Market Fund, Agency Shares, 0.010%(k)	58,710,519	58,710,519
Total Money Market Funds (Cost: $74,781,059)		74,781,059
Total Investments (Cost: $3,774,065,305)		4,113,554,253
Other Assets & Liabilities, Net		16,950,341
Net Assets		4,130,504,594

Notes to Portfolio of Investments

(a)  Income from this security may be subject to alternative minimum tax.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At January 31, 2016, the value of these securities amounted to $101,516,770 or 2.46% of net assets.

(c)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2016, the value of these securities amounted to $50,339,126 or 1.22% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(d)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at January 31, 2016 was $23,580,940, which represents 0.57% of net assets. Information concerning such security holdings at January 31, 2016 is as follows:

Security Description	Acquisition Dates	Cost ($)
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 06/01/22 5.500%	02/22/2013	2,000,000
Boston Industrial Development Financing Authority Revenue Bonds Crosstown Center Project Senior Series 2002 AMT 09/01/35 6.500%	09/20/2002 - 04/07/2008	4,956,949
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/11 0.000%	05/14/2010	352,656
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 01/01/16 8.375%	10/04/2004 - 05/14/2010	1,691,224
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/19 8.750%	10/04/2004 - 05/14/2010	8,381,812
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2010 10/01/20 8.375%	05/14/2010	1,415,000
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT 12/01/32 7.500%	12/22/2011	1,830,000
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B 07/15/32 0.000%	07/23/2008	1,820,000
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT 02/01/38 5.650%	12/18/2006	3,086,735
Indianapolis Airport Authority Revenue Bonds Special Facilities-United Air Lines Project Series 1995A AMT 11/15/31 0.000%	10/17/1995 - 10/31/2012	780,786

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Acquisition Dates	Cost ($)
Massachusetts Development Finance Agency Revenue Bonds Linden Ponds, Inc. Facility Series 2011B 11/15/56 0.000%	07/07/2008 - 06/04/2011	10,599
Middlesex County Improvement Authority Subordinated Revenue Bonds Heldrich Center Hotel Series 2005B 01/01/37 6.250%	03/18/2005	3,865,993
Middlesex County Improvement Authority Revenue Bonds Heldrich Center Hotel Series 2005C 01/01/37 8.750%	09/25/2007	1,461,135
Rankin County Five Lakes Utility District Series 1994 07/15/37 7.000%	10/02/2007	445,000
Resolution Trust Corp. Pass-Through Certificates Series 1993A 12/01/16 8.500%	08/27/1993	6,627,661
Toledo-Lucas County Port Authority Special Assessment Bonds Town Square at Levi Commons Series 2007 11/01/36 5.400%	08/15/2007	2,605,000

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2016, the value of these securities amounted to $4,834,059, which represents 0.12% of net assets.

(f)  Zero coupon bond.

(g)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(h)  Variable rate security.

(i)  The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Portfolio of Investments.

(j)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(k)  The rate shown is the seven-day current annualized yield at January 31, 2016.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMBAC  Ambac Assurance Corporation

AMT  Alternative Minimum Tax

FGIC  Financial Guaranty Insurance Company

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Abbreviation Legend (continued)

GNMA  Government National Mortgage Association

IBC  Insurance Bond Certificate

MGIC  Mortgage Guaranty Insurance Corporation

NPFGC  National Public Finance Guarantee Corporation

VRDN  Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	4,014,117,674	—	4,014,117,674
Municipal Bonds Held in Trust	—	18,055,520	—	18,055,520
Floating Rate Notes	—	6,600,000	—	6,600,000
Money Market Funds	74,781,059	—	—	74,781,059
Total Investments	74,781,059	4,038,773,194	—	4,113,554,253

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $3,774,065,305)	$4,113,554,253
Receivable for:
Investments sold	501,013
Capital shares sold	14,323,664
Interest	43,997,099
Prepaid expenses	19,652
Trustees' deferred compensation plan	376,696
Other assets	28,804
Total assets	4,172,801,181
Liabilities
Short-term floating rate notes outstanding	12,000,000
Payable for:
Investments purchased on a delayed delivery basis	11,291,918
Capital shares purchased	3,581,655
Dividend distributions to shareholders	14,247,990
Investment management fees	48,396
Distribution and/or service fees	20,445
Transfer agent fees	341,410
Compensation of board members	46,474
Chief compliance officer expenses	161
Other expenses	341,442
Trustees' deferred compensation plan	376,696
Total liabilities	42,296,587
Net assets applicable to outstanding capital stock	$4,130,504,594
Represented by
Paid-in capital	$3,802,769,478
Undistributed net investment income	20,563,825
Accumulated net realized loss	(32,317,657)
Unrealized appreciation (depreciation) on:
Investments	339,488,948
Total — representing net assets applicable to outstanding capital stock	$4,130,504,594

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A
Net assets	$3,289,629,677
Shares outstanding	234,662,065
Net asset value per share	$14.02
Maximum offering price per share(a)	$14.45
Class B
Net assets	$1,486,624
Shares outstanding	106,145
Net asset value per share	$14.01
Class C
Net assets	$108,225,976
Shares outstanding	7,723,161
Net asset value per share	$14.01
Class R4
Net assets	$1,848,399
Shares outstanding	131,897
Net asset value per share	$14.01
Class R5
Net assets	$786,811
Shares outstanding	56,135
Net asset value per share	$14.02
Class Z
Net assets	$728,527,107
Shares outstanding	51,963,166
Net asset value per share	$14.02

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends	$5,274
Interest	100,313,729
Total income	100,319,003
Expenses:
Investment management fees	8,864,429
Distribution and/or service fees
Class A	3,232,766
Class B	7,956
Class C	485,857
Transfer agent fees
Class A	1,770,373
Class B	920
Class C	55,989
Class R4	941
Class R5	158
Class Z	427,423
Compensation of board members	55,265
Custodian fees	13,340
Printing and postage fees	95,751
Registration fees	61,466
Audit fees	19,290
Legal fees	67,943
Interest expense	36,679
Chief compliance officer expenses	984
Other	58,345
Total expenses	15,255,875
Fees waived by Distributor — Class C	(51,039)
Total net expenses	15,204,836
Net investment income	85,114,167
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	21,361,153
Net realized gain	21,361,153
Net change in unrealized appreciation (depreciation) on:
Investments	32,072,301
Net change in unrealized appreciation	32,072,301
Net realized and unrealized gain	53,433,454
Net increase in net assets resulting from operations	$138,547,621

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$85,114,167	$170,845,160
Net realized gain	21,361,153	39,508,642
Net change in unrealized appreciation (depreciation)	32,072,301	(37,400,245)
Net increase in net assets resulting from operations	138,547,621	172,953,557
Distributions to shareholders
Net investment income
Class A	(67,041,471)	(138,541,543)
Class B	(28,313)	(96,524)
Class C	(1,785,419)	(3,512,467)
Class R4	(37,466)	(66,353)
Class R5	(14,000)	(17,129)
Class Z	(16,955,091)	(27,232,176)
Total distributions to shareholders	(85,861,760)	(169,466,192)
Increase (decrease) in net assets from capital stock activity	(17,077,037)	108,986,662
Proceeds from regulatory settlements (Note 6)	—	1,138,577
Total increase in net assets	35,608,824	113,612,604
Net assets at beginning of period	4,094,895,770	3,981,283,166
Net assets at end of period	$4,130,504,594	$4,094,895,770
Undistributed net investment income	$20,563,825	$21,311,418

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	6,742,564	93,958,480	9,167,141	128,420,367
Distributions reinvested	3,961,157	55,151,472	8,086,782	113,294,556
Redemptions	(10,015,176)	(139,274,243)	(23,038,191)	(322,256,213)
Net increase (decrease)	688,545	9,835,709	(5,784,268)	(80,541,290)
Class B shares
Subscriptions	2,874	40,121	8,859	123,601
Distributions reinvested	1,635	22,724	5,815	81,431
Redemptions(a)	(45,972)	(637,080)	(116,342)	(1,627,299)
Net decrease	(41,463)	(574,235)	(101,668)	(1,422,267)
Class C shares
Subscriptions	847,281	11,790,214	1,189,363	16,642,965
Distributions reinvested	107,004	1,489,067	206,104	2,885,662
Redemptions	(405,376)	(5,636,246)	(929,181)	(12,981,541)
Net increase	548,909	7,643,035	466,286	6,547,086
Class R4 shares
Subscriptions	22,520	312,750	39,946	558,043
Distributions reinvested	2,676	37,242	4,707	65,898
Redemptions	(11,384)	(157,154)	(23,563)	(330,615)
Net increase	13,812	192,838	21,090	293,326
Class R5 shares
Subscriptions	12,349	172,836	23,203	322,245
Distributions reinvested	989	13,774	1,191	16,669
Redemptions	(2,168)	(30,237)	(2,002)	(27,880)
Net increase	11,170	156,373	22,392	311,034
Class Z shares
Subscriptions	11,863,028	164,565,695	16,880,119	235,743,464
Distributions reinvested	333,219	4,639,881	683,300	9,573,139
Redemptions	(14,576,740)	(203,536,333)	(4,396,012)	(61,517,830)
Net increase (decrease)	(2,380,493)	(34,330,757)	13,167,407	183,798,773
Total net increase (decrease)	(1,159,520)	(17,077,037)	7,791,239	108,986,662

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended November 30,
Class A	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$13.84		$13.82		$13.38		$14.27		$13.43		$13.13		$13.05
Income from investment operations:
Net investment income	0.28		0.59		0.60		0.57		0.39		0.58		0.59
Net realized and unrealized gain (loss)	0.19		0.02		0.43		(0.89)		0.83		0.31		0.08
Total from investment operations	0.47		0.61		1.03		(0.32)		1.22		0.89		0.67
Less distributions to shareholders:
Net investment income	(0.29)		(0.59)		(0.59)		(0.57)		(0.38)		(0.59)		(0.59)
Total distributions to shareholders	(0.29)		(0.59)		(0.59)		(0.57)		(0.38)		(0.59)		(0.59)
Proceeds from regulatory settlements	—		0.00	(b)	—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$14.02		$13.84		$13.82		$13.38		$14.27		$13.43		$13.13
Total return	3.41%		4.41	%(c)	7.89%		(2.42%)		9.18%		7.00%		5.12%
Ratios to average net assets(d)
Total gross expenses	0.76	%(e)(f)	0.77	%(e)	0.77	%(e)	0.76	%(e)	0.76	%(e)(f)	0.76	%(e)	0.80	%(e)
Total net expenses(g)	0.76	%(e)(f)	0.77	%(e)(h)	0.77	%(e)(h)	0.76	%(e)(h)	0.76	%(e)(f)(h)	0.75	%(e)(h)	0.80	%(e)(h)
Net investment income	4.12	%(f)	4.21%		4.44%		4.02%		4.17	%(f)	4.41%		4.43%
Supplemental data
Net assets, end of period (in thousands)	$3,289,630		$3,238,956		$3,314,256		$3,546,639		$3,848,957		$3,708,744		$1,305,921
Portfolio turnover	7%		13%		10%		8%		5%		11%		11%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended November 30,
Class B	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$13.83		$13.81		$13.37		$14.26		$13.42		$13.13		$13.05
Income from investment operations:
Net investment income	0.23		0.48		0.50		0.46		0.32		0.48		0.49
Net realized and unrealized gain (loss)	0.18		0.02		0.43		(0.89)		0.84		0.30		0.08
Total from investment operations	0.41		0.50		0.93		(0.43)		1.16		0.78		0.57
Less distributions to shareholders:
Net investment income	(0.23)		(0.48)		(0.49)		(0.46)		(0.32)		(0.49)		(0.49)
Total distributions to shareholders	(0.23)		(0.48)		(0.49)		(0.46)		(0.32)		(0.49)		(0.49)
Proceeds from regulatory settlements	—		0.00	(b)	—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$14.01		$13.83		$13.81		$13.37		$14.26		$13.42		$13.13
Total return	3.02%		3.63	%(c)	7.09%		(3.15%)		8.68%		6.12%		4.34%
Ratios to average net assets(d)
Total gross expenses	1.51	%(e)(f)	1.52	%(e)	1.52	%(e)	1.51	%(e)	1.51	%(e)(f)	1.51	%(e)	1.55	%(e)
Total net expenses(g)	1.51	%(e)(f)	1.52	%(e)(h)	1.52	%(e)(h)	1.51	%(e)(h)	1.51	%(e)(f)(h)	1.50	%(e)(h)	1.55	%(e)(h)
Net investment income	3.37	%(f)	3.46%		3.69%		3.26%		3.41	%(f)	3.65%		3.69%
Supplemental data
Net assets, end of period (in thousands)	$1,487		$2,041		$3,442		$5,836		$9,008		$12,630		$6,817
Portfolio turnover	7%		13%		10%		8%		5%		11%		11%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended November 30,
Class C	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$13.84		$13.82		$13.37		$14.26		$13.43		$13.13		$13.05
Income from investment operations:
Net investment income	0.24		0.51		0.54		0.49		0.33		0.50		0.51
Net realized and unrealized gain (loss)	0.17		0.01		0.44		(0.89)		0.83		0.31		0.08
Total from investment operations	0.41		0.52		0.98		(0.40)		1.16		0.81		0.59
Less distributions to shareholders:
Net investment income	(0.24)		(0.50)		(0.53)		(0.49)		(0.33)		(0.51)		(0.51)
Total distributions to shareholders	(0.24)		(0.50)		(0.53)		(0.49)		(0.33)		(0.51)		(0.51)
Proceeds from regulatory settlements	—		0.00	(b)	—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$14.01		$13.84		$13.82		$13.37		$14.26		$13.43		$13.13
Total return	3.00%		3.80	%(c)	7.48%		(2.97%)		8.70%		6.36%		4.49%
Ratios to average net assets(d)
Total gross expenses	1.51	%(e)(f)	1.52	%(e)	1.52	%(e)	1.51	%(e)	1.51	%(e)(f)	1.52	%(e)	1.55	%(e)
Total net expenses(g)	1.41	%(e)(f)	1.36	%(e)(h)	1.22	%(e)(h)	1.31	%(e)(h)	1.36	%(e)(f)(h)	1.36	%(e)(h)	1.40	%(e)(h)
Net investment income	3.47	%(f)	3.63%		3.99%		3.47%		3.57	%(f)	3.82%		3.83%
Supplemental data
Net assets, end of period (in thousands)	$108,226		$99,273		$92,689		$105,414		$93,117		$81,742		$37,377
Portfolio turnover	7%		13%		10%		8%		5%		11%		11%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$13.84		$13.82		$13.37		$14.23
Income from investment operations:
Net investment income	0.30		0.62		0.63		0.22
Net realized and unrealized gain (loss)	0.17		0.01		0.44		(0.86)
Total from investment operations	0.47		0.63		1.07		(0.64)
Less distributions to shareholders:
Net investment income	(0.30)		(0.61)		(0.62)		(0.22)
Total distributions to shareholders	(0.30)		(0.61)		(0.62)		(0.22)
Proceeds from regulatory settlements	—		0.00	(b)	—		—
Net asset value, end of period	$14.01		$13.84		$13.82		$13.37
Total return	3.44%		4.62	%(c)	8.18%		(4.56%)
Ratios to average net assets(d)
Total gross expenses	0.56	%(e)(f)	0.57	%(e)	0.57	%(e)	0.56	%(e)(f)
Total net expenses(g)	0.56	%(e)(f)	0.57	%(e)(h)	0.57	%(e)(h)	0.56	%(e)(f)(h)
Net investment income	4.32	%(f)	4.42%		4.63%		4.39	%(f)
Supplemental data
Net assets, end of period (in thousands)	$1,848		$1,634		$1,340		$104
Portfolio turnover	7%		13%		10%		8%

Notes to Financial Highlights

(a)  Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,
Class R5	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$13.84		$13.82		$13.27
Income from investment operations:
Net investment income	0.30		0.63		0.41
Net realized and unrealized gain	0.19		0.01		0.54
Total from investment operations	0.49		0.64		0.95
Less distributions to shareholders:
Net investment income	(0.31)		(0.62)		(0.40)
Total distributions to shareholders	(0.31)		(0.62)		(0.40)
Proceeds from regulatory settlements	—		0.00	(b)	—
Net asset value, end of period	$14.02		$13.84		$13.82
Total return	3.54%		4.69	%(c)	7.24%
Ratios to average net assets(d)
Total gross expenses	0.50	%(e)(f)	0.50	%(e)	0.51	%(e)(f)
Total net expenses(g)	0.50	%(e)(f)	0.50	%(e)	0.51	%(e)(f)
Net investment income	4.38	%(f)	4.51%		4.69	%(f)
Supplemental data
Net assets, end of period (in thousands)	$787		$622		$312
Portfolio turnover	7%		13%		10%

Notes to Financial Highlights

(a)  Based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended January 31, 2016		Year Ended July 31,								Year Ended November 30,
Class Z	(Unaudited)		2015		2014		2013		2012(a)		2011		2010
Per share data
Net asset value, beginning of period	$13.84		$13.82		$13.38		$14.27		$13.43		$13.13		$13.05
Income from investment operations:
Net investment income	0.30		0.62		0.63		0.60		0.41		0.61		0.62
Net realized and unrealized gain (loss)	0.18		0.01		0.43		(0.90)		0.83		0.30		0.07
Total from investment operations	0.48		0.63		1.06		(0.30)		1.24		0.91		0.69
Less distributions to shareholders:
Net investment income	(0.30)		(0.61)		(0.62)		(0.59)		(0.40)		(0.61)		(0.61)
Total distributions to shareholders	(0.30)		(0.61)		(0.62)		(0.59)		(0.40)		(0.61)		(0.61)
Proceeds from regulatory settlements	—		0.00	(b)	—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$14.02		$13.84		$13.82		$13.38		$14.27		$13.43		$13.13
Total return	3.51%		4.62	%(c)	8.10%		(2.22%)		9.32%		7.16%		5.33%
Ratios to average net assets(d)
Total gross expenses	0.56	%(e)(f)	0.57	%(e)	0.57	%(e)	0.56	%(e)	0.56	%(e)(f)	0.59	%(e)	0.60	%(e)
Total net expenses(g)	0.56	%(e)(f)	0.57	%(e)(h)	0.57	%(e)(h)	0.56	%(e)(h)	0.56	%(e)(f)(h)	0.56	%(e)(h)	0.60	%(e)(h)
Net investment income	4.32	%(f)	4.41%		4.63%		4.21%		4.37	%(f)	4.68%		4.63%
Supplemental data
Net assets, end of period (in thousands)	$728,527		$752,369		$569,243		$652,839		$780,836		$716,844		$793,302
Portfolio turnover	7%		13%		10%		8%		5%		11%		11%

Notes to Financial Highlights

(a)  For the period from December 1, 2011 to July 31, 2012. During the period, the Fund's fiscal year end was changed from November 30 to July 31.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. In addition, Class A shares purchased on or after February 19, 2015 are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase. Redemptions of Class A shares purchased prior to February 19, 2015, without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase, are subject to a CDSC of 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Inverse Floater Program Transactions

The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2016 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2016, the average value of short-term floating rate notes outstanding was $12,000,000 and the annualized average interest rate and fees related to these short-term floating rate notes were 0.03% and 0.52%, respectively.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.43% of the Fund's average daily net assets.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $5,125,319, and the administrative services fee paid to the Investment Manager was $815,484.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transactions with Affiliates

For the six months ended January 31, 2016, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $10,126,300, respectively. The sale transactions resulted in a net realized gain of $896,533.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class B	0.11
Class C	0.11
Class R4	0.11
Class R5	0.05
Class Z	0.11

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At January 31, 2016, the Fund's total potential future obligation over the life of the Guaranty is $352,785. The liability remaining at January 31, 2016 for non-recurring charges associated with the lease amounted to $209,246 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $529,854 for Class A, $8 for Class B and $2,347 for Class C shares for the six months ended January 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap December 1, 2015 through November 30, 2016	Voluntary Expense Cap Prior to December 1, 2015
Class A	0.81%	0.80%
Class B	1.56	1.55
Class C	1.56	1.55
Class R4	0.61	0.60
Class R5	0.58	0.56
Class Z	0.61	0.60

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $3,774,065,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$384,102,000
Unrealized depreciation	(44,613,000)
Net unrealized appreciation	$339,489,000

The following capital loss carryforwards, determined as of July 31, 2015, may be available to reduce taxable

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	24,820,789
2018	6,621,391
2019	14,064,638
Total	45,506,818

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $264,961,268 and $292,969,097, respectively, for the six months ended January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the year ended July 31, 2015, the Fund received $1,138,577 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, one unaffiliated shareholder of record owned 11.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 41.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA TAX-EXEMPT FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Tax-Exempt Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR233_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

CMG ULTRA SHORT TERM BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

CMG ULTRA SHORT TERM BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	19
Important Information About This Report	25

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

CMG ULTRA SHORT TERM BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  CMG Ultra Short Term Bond Fund (the Fund) returned 0.13% for the six-month period that ended January 31, 2016.

■  The Fund underperformed its benchmark, the Barclays U.S. Short-Term Government/Corporate Index, which returned 0.17% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
CMG Ultra Short Term Bond Fund	03/08/04	0.13	0.44	0.65	1.62
Barclays U.S. Short-Term Government/Corporate Index		0.17	0.30	0.29	1.71

The Fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the Fund and a portfolio of Columbia Funds Institutional Trust. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Barclays U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment-grade or better, with maturities of less than one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at January 31, 2016)
Asset-Backed Securities — Non-Agency	26.5
Corporate Bonds & Notes	51.1
Foreign Government Obligations	1.2
Money Market Funds	5.0
Municipal Bonds	0.7
Residential Mortgage-Backed Securities — Agency	0.0	(a)
Residential Mortgage-Backed Securities — Non-Agency	0.5
U.S. Government & Agency Obligations	7.0
U.S. Treasury Obligations	8.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at January 31, 2016)
AAA rating	43.5
AA rating	10.8
A rating	25.3
BBB rating	20.4
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Portfolio Management

Leonard Aplet, CFA

Gregory Liechty*

Ronald Stahl, CFA

*Effective February 19, 2016, James Sims no longer serves as Portfolio Manager of the Fund. Gregory Liechty was added as co-Manager of the Fund.

Semiannual Report 2016
3

CMG ULTRA SHORT TERM BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,001.30	1,023.62	1.24	1.26	0.25

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 51.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.5%
Lockheed Martin Corp. 09/15/16	2.125%	7,000,000	7,044,702
AUTOMOTIVE 1.0%
Daimler Finance North America LLC(a)(b) 08/01/17	0.956%	7,500,000	7,452,465
Ford Motor Credit Co. LLC 02/03/17	4.250%	7,000,000	7,147,210
Total			14,599,675
BANKING 14.2%
American Express Credit Corp.(a) 07/29/16	1.128%	10,000,000	9,996,000
Australia and New Zealand Banking Group Ltd.(a)(b) 01/10/17	0.997%	10,000,000	9,998,180
BB&T Corp. 12/01/16	1.050%	9,000,000	8,999,217
Bank of America Corp.(a) 03/22/18	1.656%	13,000,000	13,007,787
Bank of Montreal(a) 07/15/16	1.142%	10,000,000	10,005,590
Bank of New York Mellon Corp. (The)(a) 05/22/18	0.758%	9,000,000	8,928,567
Canadian Imperial Bank of Commerce 07/18/16	1.350%	7,500,000	7,517,970
Canadian Imperial Bank of Commerce(a) 07/18/16	1.140%	820,000	820,909
Capital One Financial Corp. 07/15/16	3.150%	2,500,000	2,521,120
Capital One NA(a) 02/05/18	1.014%	7,500,000	7,468,905
Citigroup, Inc. 04/01/16	1.300%	10,000,000	10,007,520
DNB Bank ASA(b) 04/03/17	3.200%	3,975,000	4,053,431
Fifth Third Bank 11/18/16	1.150%	6,450,000	6,449,445
Goldman Sachs Group, Inc. (The)(a) 05/22/17	1.048%	10,000,000	9,985,410
HSBC USA, Inc 06/23/17	1.300%	7,000,000	6,988,072
Huntington National Bank (The) 08/02/16	1.350%	9,035,000	9,034,349
JPMorgan Chase & Co. 08/15/17	2.000%	7,500,000	7,545,847

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Bank NA Subordinated(a) 06/13/16	0.832%	7,500,000	7,491,923
KeyBank NA 11/25/16	1.100%	7,950,000	7,969,517
Morgan Stanley 04/29/16	3.800%	10,000,000	10,070,570
PNC Bank NA 10/03/16	1.300%	8,925,000	8,941,208
Royal Bank of Canada(a) 02/03/17	0.594%	10,000,000	9,986,610
Toronto-Dominion Bank (The)(a) 07/13/16	0.792%	5,000,000	4,995,890
09/09/16	0.937%	7,500,000	7,508,948
US Bank NA(a) 01/30/17	0.848%	5,000,000	4,998,200
Wells Fargo & Co.(a) 04/23/18	1.249%	10,000,000	9,979,560
Total			205,270,745
CABLE AND SATELLITE 0.5%
NBCUniversal Enterprise, Inc.(a)(b) 04/15/16	1.159%	7,625,000	7,629,354
CONSTRUCTION MACHINERY 1.0%
Caterpillar Financial Services Corp.(a) 02/26/16	0.647%	4,990,000	4,989,313
03/03/17	0.652%	2,500,000	2,497,365
John Deere Capital Corp. 01/13/17	2.000%	7,000,000	7,068,103
Total			14,554,781
DIVERSIFIED MANUFACTURING 1.0%
General Electric Co.(a) 01/09/17	0.897%	14,000,000	14,010,668
ELECTRIC 4.2%
DTE Energy Co. 06/01/16	6.350%	8,780,000	8,930,946
Dominion Resources, Inc. 03/15/17	1.250%	5,170,000	5,151,993
Duke Energy Indiana LLC(a) 07/11/16	0.967%	3,500,000	3,499,888
Duke Energy Progress LLC(a) 03/06/17	0.652%	6,250,000	6,233,050
Exelon Corp. 06/09/17	1.550%	3,000,000	2,992,923

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NSTAR Electric Co.(a) 05/17/16	0.604%	5,000,000	4,995,670
National Rural Utilities Cooperative Finance Corp.(a) 11/23/16	0.678%	10,000,000	10,009,640
NextEra Energy Capital Holdings, Inc. 06/01/17	1.586%	5,000,000	4,990,840
Southern California Edison Co. 11/01/17	1.250%	2,000,000	1,992,516
Southern Co. (The) 08/15/17	1.300%	6,250,000	6,221,488
WEC Energy Group, Inc. 06/15/18	1.650%	5,835,000	5,834,276
Total			60,853,230
FOOD AND BEVERAGE 3.1%
Anheuser-Busch InBev Finance, Inc.(a) 01/27/17	0.811%	5,000,000	4,981,565
Anheuser-Busch InBev Worldwide, Inc. 07/15/17	1.375%	5,000,000	4,998,470
ConAgra Foods, Inc.(a) 07/21/16	0.994%	5,000,000	4,994,115
Diageo Capital PLC 05/11/17	1.500%	7,000,000	7,013,510
FBG Finance Pty Ltd.(b) 06/01/16	7.875%	6,750,000	6,902,442
Kraft Heinz Co. (The)(b) 06/30/17	1.600%	5,000,000	4,999,025
Molson Coors Brewing Co. 05/01/17	2.000%	3,401,000	3,411,016
PepsiCo, Inc.(a) 07/17/17	0.870%	7,000,000	7,005,215
Total			44,305,358
HEALTH CARE 2.1%
AmerisourceBergen Corp. 05/15/17	1.150%	7,500,000	7,448,685
Becton Dickinson and Co.(a) 06/15/16	0.962%	5,000,000	4,999,260
Cardinal Health, Inc. 06/15/18	1.950%	2,000,000	1,994,278
Express Scripts Holding Co. 05/15/16	3.125%	4,500,000	4,527,513
McKesson Corp. 03/10/17	1.292%	5,000,000	5,000,575
Medtronic, Inc.(a) 02/27/17	0.497%	7,000,000	6,970,180
Total			30,940,491
Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HEALTHCARE INSURANCE 0.8%
Anthem, Inc. 02/15/17	2.375%	5,000,000	5,046,235
UnitedHealth Group, Inc.(a) 01/17/17	1.070%	7,000,000	7,002,975
Total			12,049,210
INDEPENDENT ENERGY 1.1%
Anadarko Petroleum Corp. 09/15/16	5.950%	5,012,000	5,087,336
Canadian Natural Resources Ltd.(a) 03/30/16	0.978%	5,000,000	4,977,820
Occidental Petroleum Corp. 02/01/16	2.500%	5,080,000	5,080,742
Total			15,145,898
INTEGRATED ENERGY 1.0%
BP Capital Markets PLC 03/11/16	3.200%	7,500,000	7,520,036
Total Capital International SA 01/10/17	1.000%	7,500,000	7,474,950
Total			14,994,986
LIFE INSURANCE 2.4%
American International Group, Inc. 05/18/17	5.450%	7,000,000	7,330,022
Metropolitan Life Global Funding I(a)(b) 04/10/17	0.997%	10,000,000	9,992,930
New York Life Global Funding(a)(b) 09/06/16	0.552%	10,000,000	9,996,730
Pricoa Global Funding I(b) 11/25/16	1.150%	7,160,000	7,155,324
Total			34,475,006
MEDIA AND ENTERTAINMENT 0.9%
21st Century Fox America, Inc. 10/17/16	8.000%	1,815,000	1,896,486
Scripps Networks Interactive, Inc. 12/15/16	2.700%	5,000,000	5,046,585
Thomson Reuters Corp. 05/23/16	0.875%	6,405,000	6,401,567
Total			13,344,638
METALS 0.5%
Rio Tinto Finance USA PLC 08/21/17	1.625%	7,474,000	7,324,520

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MIDSTREAM 2.2%
Columbia Pipeline Group, Inc.(b) 06/01/18	2.450%	5,000,000	4,853,055
Enterprise Products Operating LLC 02/01/16	3.200%	5,084,000	5,084,849
Plains All American Pipeline LP 01/15/17	6.125%	4,803,000	4,838,096
Southern Natural Gas Co. LLC(b) 04/01/17	5.900%	4,614,000	4,680,589
TransCanada PipeLines Ltd.(a) 01/12/18	1.411%	7,500,000	7,378,125
Transcontinental Gas Pipe Line Co. LLC 04/15/16	6.400%	5,000,000	5,046,875
Total			31,881,589
NATURAL GAS 0.5%
Sempra Energy 06/01/16	6.500%	7,000,000	7,123,333
OIL FIELD SERVICES 0.4%
Noble Holding International Ltd. 03/01/16	3.050%	5,425,000	5,424,994
PHARMACEUTICALS 3.2%
AbbVie, Inc. 11/06/17	1.750%	7,250,000	7,240,691
Actavis Funding SCS(a) 09/01/16	1.289%	4,750,000	4,753,491
Amgen, Inc. 11/15/16	2.500%	7,500,000	7,579,793
Gilead Sciences, Inc. 12/01/16	3.050%	7,000,000	7,116,109
GlaxoSmithKline Capital, Inc. 03/18/16	0.700%	5,000,000	5,000,614
Merck & Co., Inc.(a) 05/18/18	0.724%	6,935,000	6,938,641
Roche Holdings, Inc.(b) 09/29/17	1.350%	7,500,000	7,529,453
Total			46,158,792
PROPERTY & CASUALTY 2.1%
Berkshire Hathaway Finance Corp.(a) 01/10/17	0.767%	5,000,000	4,996,730
01/12/18	0.921%	10,000,000	9,985,140
Liberty Mutual Group, Inc.(b) 08/15/16	6.700%	5,000,000	5,141,345

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Travelers Companies, Inc. (The) 06/20/16	6.250%	10,000,000	10,214,440
Total			30,337,655
REFINING 0.4%
Marathon Petroleum Corp. 03/01/16	3.500%	5,180,000	5,187,657
RETAIL REIT 1.1%
Kimco Realty Corp. 03/15/16	5.783%	7,500,000	7,538,753
Simon Property Group LP 01/30/17	2.800%	7,500,000	7,586,002
Total			15,124,755
RETAILERS 1.2%
CVS Health Corp. 12/05/16	1.200%	7,000,000	6,998,096
Target Corp. 05/01/17	5.375%	2,075,000	2,188,442
Wal-Mart Stores, Inc. 04/21/17	1.000%	7,500,000	7,521,548
Total			16,708,086
SUPRANATIONAL 0.7%
Inter-American Development Bank(a) 02/11/16	0.464%	10,000,000	9,999,568
TECHNOLOGY 2.1%
Apple, Inc. 05/03/16	0.450%	5,000,000	4,999,025
05/05/17	1.050%	5,000,000	5,016,990
Cisco Systems, Inc.(a) 06/15/18	0.822%	7,500,000	7,488,248
Hewlett Packard Enterprise Co.(a)(b) 10/05/17	2.353%	5,000,000	5,013,690
Oracle Corp.(a) 07/07/17	0.817%	7,500,000	7,493,812
Total			30,011,765
TRANSPORTATION SERVICES 0.4%
ERAC U.S.A. Finance LLC(b) 03/15/17	2.750%	570,000	576,045
10/15/17	6.375%	5,100,000	5,459,780
Total			6,035,825

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WIRELINES 2.4%
AT&T, Inc.(a) 03/30/17	1.023%	9,000,000	8,984,205
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/17	2.400%	5,350,000	5,403,880
Deutsche Telekom International Finance BV(b) 04/11/16	3.125%	5,000,000	5,019,105
Orange SA 09/14/16	2.750%	5,000,000	5,047,715
Verizon Communications, Inc. 06/09/17	1.350%	5,000,000	4,994,110
Verizon Communications, Inc.(a) 06/09/17	0.877%	5,000,000	4,981,350
Total			34,430,365
Total Corporate Bonds & Notes (Cost: $736,405,341)			734,967,646
Residential Mortgage-Backed Securities — Agency —%
Federal Home Loan Mortgage Corp.(a) 02/01/36	2.501%	207,296	220,516
Federal National Mortgage Association CMO Series 2011-18 Class EM 06/25/37	4.000%	96,855	96,833
Federal National Mortgage Association(a) 03/01/34	2.755%	142,104	145,564
Total Residential Mortgage-Backed Securities — Agency (Cost: $448,039)			462,913
Residential Mortgage-Backed Securities — Non-Agency 0.5%
Mill City Mortgage Trust Series 2015-2(b) 09/25/57	3.000%	7,158,328	7,193,537
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $7,193,323)			7,193,537
Asset-Backed Securities — Non-Agency 26.5%
ARI Fleet Lease Trust(b) Series 2013-A Class A3 07/15/21	0.920%	3,207,563	3,202,175

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-A Class A2 11/15/22	0.810%	1,665,082	1,662,793
Academic Loan Funding Trust Series 2012-1A Class A1(a)(b) 12/27/22	1.227%	2,051,224	2,049,557
Access Group, Inc. Series 2004A Class A2(a) 04/25/29	0.879%	4,721,784	4,657,526
Ally Auto Receivables Trust Series 2014-2 Class A2 07/17/17	0.680%	2,716,055	2,715,523
Series 2015-1 Class A2 02/15/18	0.920%	4,425,000	4,422,021
Ally Master Owner Trust(a) Series 2013-3 Class A 09/15/18	0.946%	5,000,000	4,993,555
Series 2014-1 Class A1 01/15/19	0.896%	1,750,000	1,746,306
AmeriCredit Automobile Receivables Trust Series 2014-2 Class A2A 10/10/17	0.540%	626,778	626,633
Series 2015-1 Class A2A 04/09/18	0.770%	3,170,734	3,168,356
Series 2015-3 Class A2A 01/08/19	1.070%	7,350,000	7,348,125
AmeriCredit Automobile Receivables Series 2016-1 Class A2A 06/10/19	1.520%	2,100,000	2,101,357
American Credit Acceptance Receivables Trust(b) Series 2014-3 Class A 08/10/18	0.990%	512,764	512,624
Series 2015-2 Class A 06/12/19	1.570%	3,295,519	3,291,854
Series 2015-3 Class A 09/12/19	1.950%	3,317,845	3,311,971
Series 2016-1A Class A 05/12/20	2.370%	3,050,000	3,049,960
Ascentium Equipment Receivables LLC Series 2015-2A Class A2(b) 12/11/17	1.570%	6,875,000	6,843,835
Bank of the West Auto Trust Series 2015-1 Class A2A(b) 04/16/18	0.870%	4,469,497	4,465,915
Barclays Dryrock Issuance Trust Series 2014-1 Class A(a) 12/16/19	0.786%	7,500,000	7,488,562
CCG Receivables Trust(b) Series 2013-1 Class A2 08/14/20	1.050%	458,956	458,968
Series 2015-1 Class A2 11/14/18	1.460%	8,210,000	8,206,113

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIT Equipment Collateral Series 2014-VT1 Class A2(b) 05/22/17	0.860%	4,403,477	4,402,361
CNH Equipment Trust Series 2015-B Class A2A 08/15/18	0.840%	1,810,169	1,806,775
Series 2015-C Class A2A 12/17/18	1.100%	6,750,000	6,747,054
CNH Wholesale Master Note Trust Series 2013-2A Class A(a)(b) 08/15/19	1.026%	520,000	519,444
California Republic Auto Receivables Trust Series 2013-2 Class A2 03/15/19	1.230%	2,442,322	2,438,677
Series 2014-3 Class A2 06/15/17	0.630%	86,984	86,978
Series 2015-2 Class A2 02/15/18	0.880%	4,034,200	4,031,788
Series 2015-3 Class A2 07/16/18	1.140%	11,100,000	11,087,708
California Republic Auto Receivables Trust(b) Series 2015-4 Class A2 09/17/18	1.600%	2,375,000	2,376,329
Subordinated, Series 2012-1 Class B 01/16/18	1.760%	7,500,000	7,506,652
Capital Auto Receivables Asset Trust Series 2013-4 Class A3 03/20/18	1.090%	3,816,076	3,814,260
Series 2015-2 Class A1A 10/20/17	0.990%	2,890,000	2,886,611
Capital Auto Receivables Asset Trust(a) Series 2014-3 Class A1 02/21/17	0.746%	2,060,340	2,059,698
Series 2015-2 Class A1B 10/20/17	0.825%	2,000,000	1,999,160
CarMax Auto Owner Trust Series 2013-3 Class A3 04/16/18	0.970%	2,372,690	2,371,542
Series 2015-3 Class A2A 11/15/18	1.100%	4,425,000	4,425,676
CarMax Auto Owner Trust(c) Series 2016-1 Class A2A 04/15/19	1.300%	3,720,000	3,719,811
Chesapeake Funding LLC(a)(b) Series 2011-2A Class A 04/07/24	1.672%	2,851,276	2,873,324
Series 2014-1A Class A 03/07/26	0.842%	6,267,029	6,259,585
Chrysler Capital Auto Receivables Trust Series 2014-BA Class A2(b) 09/15/17	0.690%	601,612	601,601

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(b) Series 2014-3A Class A 04/16/18	0.980%	981,483	980,882
Series 2015-1A Class A 09/17/18	1.060%	2,190,274	2,188,855
Series 2015-2A Class A 09/17/18	1.240%	3,530,681	3,532,110
Series 2016-1A Class A 09/16/19	2.000%	7,000,000	6,999,733
Dell Equipment Finance Trust(b) Series 2015-1 Class A2 07/24/17	1.010%	2,200,000	2,199,019
Series 2015-2 Class A2A 12/22/17	1.420%	2,000,000	1,997,408
Drive Auto Receivables Trust(b) Series 2015-BA Class A2A 12/15/17	0.930%	2,172,427	2,171,645
Series 2015-CA Class A2A 02/15/18	1.030%	3,340,848	3,339,232
Series 2015-DA Class A2A 06/15/18	1.230%	6,768,200	6,763,109
Series 2016-AA Class A2A 03/15/18	1.500%	6,000,000	5,999,170
Enterprise Fleet Financing LLC(b) Series 2013-2 Class A2 03/20/19	1.060%	1,445,436	1,445,146
Series 2014-1 Class A2 09/20/19	0.870%	2,819,520	2,815,436
Series 2014-2 Class A2 03/20/20	1.050%	4,325,967	4,313,554
Series 2015-2 Class A2 02/22/21	1.590%	6,500,000	6,517,009
Exeter Automobile Receivables Trust(b) Series 2014-2A Class A 08/15/18	1.060%	1,768,285	1,768,070
Series 2014-3A Class A 01/15/19	1.320%	2,563,943	2,560,368
Series 2015-1A Class A 06/17/19	1.600%	2,748,417	2,744,973
Series 2015-2A Class A 11/15/19	1.540%	5,205,805	5,186,822
Series 2015-3A Class A 03/16/20	2.000%	6,079,827	6,072,388
First Investors Auto Owner Trust(b) Series 2014-3A Class A2 11/15/18	1.060%	1,112,801	1,112,506
Series 2015-2A Class A1 12/16/19	1.590%	7,790,604	7,783,976
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A(a) 07/20/19	0.806%	5,000,000	4,976,827
GE Equipment Midticket LLC Series 2014-1 Class A3 05/22/18	1.140%	2,210,000	2,204,546

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Automobile Leasing Trust Series 2015-1 Class A2 12/20/17	1.100%	7,200,968	7,196,236
Harley-Davidson Motorcycle Trust Series 2015-1 Class A2A 01/15/19	0.800%	2,350,761	2,347,404
Hertz Fleet Lease Funding LP(a)(b) Series 2013-3 Class A 12/10/27	0.974%	1,401,931	1,403,080
Series 2014-1 Class A 04/10/28	0.824%	8,575,863	8,579,768
Series 2015-1 Class A 07/10/29	0.994%	7,500,000	7,514,641
Honda Auto Receivables Owner Trust Series 2014-4 Class A2 01/17/17	0.580%	1,087,927	1,087,733
Hyundai Auto Lease Securitization Trust Series 2014-B Class A2(b) 02/15/17	0.610%	1,513,686	1,513,464
John Deere Owner Trust Series 2015-B Class A2 06/15/18	0.980%	3,320,000	3,317,323
MMAF Equipment Finance LLC(b) Series 2014-AA Class A2 04/10/17	0.520%	261,095	260,945
Series 2015-AA Class A2 09/18/17	0.960%	1,583,000	1,582,412
Macquarie Equipment Funding Trust Series 2014-A Class A2(b) 11/21/16	0.800%	2,377,731	2,377,373
Navitas Equipment Receivables LLC Series 2013-1 Class A(b) 11/15/16	1.950%	389,992	389,822
New York City Tax Lien Trust Series 2015-A Class A(b) 11/10/28	1.340%	2,884,430	2,879,022
Prestige Auto Receivables Trust(b) Series 2014-1A Class A2 03/15/18	0.970%	392,094	391,925
Series 2015-1 Class A2 02/15/19	1.090%	1,043,022	1,042,652
SLM Private Education Loan Trust(a)(b) Series 2011-A Class A1 10/15/24	1.426%	239,590	239,726
Series 2011-B Class A1 12/16/24	1.276%	687,216	687,329
Series 2013-A Class A1 08/15/22	1.026%	7,123,951	7,103,313
Series 2013-B Class A1 07/15/22	1.076%	8,460,577	8,439,245
Series 2013-C Class A1 02/15/22	1.276%	6,057,337	6,057,336

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-A Class A1 07/15/22	1.026%	812,937	809,799
SLM Student Loan Trust(a) Series 2006-1 Class A4 07/25/19	0.709%	5,133,021	5,092,233
Series 2012-6 Class A2 09/25/19	0.707%	1,087,278	1,081,865
SMART Trust Series 2012-4US Class A3B(a) 03/14/17	0.975%	445,773	445,640
SMB Private Education Loan Trust Series 2015-B Class A1(a)(b) 02/15/23	1.126%	3,205,596	3,187,526
Santander Drive Auto Receivables Trust Series 2015-3 Class A2A 09/17/18	1.020%	3,189,661	3,188,006
Series 2015-4 Class A2A 12/17/18	1.200%	10,369,394	10,357,710
SunTrust Auto Receivables Trust Series 2015-1A Class A2(b) 06/15/18	0.990%	7,098,129	7,094,741
TCF Auto Receivables Owner Trust(b) Series 2015-1A Class A2 08/15/18	1.020%	7,215,241	7,211,220
Series 2015-2A Class A2 01/15/19	1.640%	3,150,000	3,148,961
Volkswagen Auto Lease Trust Series 2015-A Class A2A 06/20/17	0.870%	4,817,731	4,813,265
Volvo Financial Equipment LLC Series 2016-1A Class A2(b) 10/15/18	1.440%	2,100,000	2,099,786
Westlake Automobile Receivables Trust(b) Series 2015-2A Class A2A 07/16/18	1.280%	5,284,276	5,280,517
Series 2016-1A Class A2A 01/15/19	1.820%	6,550,000	6,549,995
Wheels SPV 2 LLC(b) Series 2014-1A Class A2 03/20/23	0.840%	3,636,350	3,634,759
Series 2015-1A Class A2 04/22/24	1.270%	4,950,000	4,962,576
World Omni Automobile Lease Securitization Trust Series 2015-A Class A2A 05/15/18	1.060%	5,430,000	5,425,893
World Omni Master Owner Trust Series 2013-1 Class A(a)(b) 02/15/18	0.776%	8,070,000	8,069,358
Total Asset-Backed Securities — Non-Agency (Cost: $381,067,077)			380,876,146

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

U.S. Treasury Obligations 8.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 04/30/16	2.625%	40,600,000	40,812,094
06/15/16	0.500%	25,000,000	25,005,078
10/31/16	0.375%	48,700,000	48,623,906
Total U.S. Treasury Obligations (Cost: $114,459,360)			114,441,078
U.S. Government & Agency Obligations 7.0%
Federal Farm Credit Banks(a) 02/24/16	0.477%	35,000,000	34,998,717
10/22/18	0.490%	16,755,000	16,700,345
Federal Home Loan Mortgage Corp. 03/08/17	1.000%	43,000,000	43,117,777
Federal National Mortgage Association(a) 08/26/16	0.446%	6,000,000	5,998,398
Total U.S. Government & Agency Obligations (Cost: $100,933,326)			100,815,237

Foreign Government Obligations 1.2%

CANADA 1.2%
Province of Nova ScotiA 01/26/17	5.125%	5,000,000	5,200,600
Province of Ontario 12/15/17	3.150%	10,000,000	10,352,640
Province of Quebec 03/01/16	5.000%	2,212,000	2,219,554
Total			17,772,794
Total Foreign Government Obligations (Cost: $17,772,745)			17,772,794

Municipal Bonds 0.7%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.3%
University of California Revenue Bonds Taxable Series 2011Y-1(a) 07/01/41	0.928%	5,000,000	4,999,150
ILLINOIS 0.4%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011 03/01/17	5.365%	5,000,000	5,186,850
Total Municipal Bonds (Cost: $10,153,928)			10,186,000

Money Market Funds 5.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.360%(d)(e)	71,800,794	71,800,794
Total Money Market Funds (Cost: $71,800,794)		71,800,794
Total Investments (Cost: $1,440,233,933)		1,438,516,145
Other Assets & Liabilities, Net		2,078,388
Net Assets		1,440,594,533

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At January 31, 2016, the value of these securities amounted to $356,244,243 or 24.73% of net assets.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  The rate shown is the seven-day current annualized yield at January 31, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	71,337,227	527,220,648	(526,757,081)	71,800,794	101,513	71,800,794

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

CMG ULTRA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	734,967,646	—	734,967,646
Residential Mortgage-Backed Securities — Agency	—	462,913	—	462,913
Residential Mortgage-Backed Securities — Non-Agency	—	7,193,537	—	7,193,537
Asset-Backed Securities — Non-Agency	—	380,876,146	—	380,876,146
U.S. Treasury Obligations	114,441,078	—	—	114,441,078
U.S. Government & Agency Obligations	—	100,815,237	—	100,815,237
Foreign Government Obligations	—	17,772,794	—	17,772,794
Municipal Bonds	—	10,186,000	—	10,186,000
Money Market Funds	—	71,800,794	—	71,800,794
Total Investments	114,441,078	1,324,075,067	—	1,438,516,145

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	71,337,227	71,337,227	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

CMG ULTRA SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,368,433,139)	$1,366,715,351
Affiliated issuers (identified cost $71,800,794)	71,800,794
Total investments (identified cost $1,440,233,933)	1,438,516,145
Cash	5,277
Receivable for:
Investments sold	806
Capital shares sold	2,853,096
Dividends	26,198
Interest	4,222,559
Expense reimbursement due from Investment Manager	212
Trustees' deferred compensation plan	57,163
Total assets	1,445,681,456
Liabilities
Payable for:
Investments purchased	116,426
Investments purchased on a delayed delivery basis	3,719,811
Capital shares purchased	343,649
Dividend distributions to shareholders	822,966
Investment management fees	9,822
Other expenses	17,086
Trustees' deferred compensation plan	57,163
Total liabilities	5,086,923
Net assets applicable to outstanding capital stock	$1,440,594,533
Represented by
Paid-in capital	$1,470,739,582
Excess of distributions over net investment income	(246,362)
Accumulated net realized loss	(28,180,899)
Unrealized appreciation (depreciation) on:
Investments	(1,717,788)
Total — representing net assets applicable to outstanding capital stock	$1,440,594,533
Shares outstanding	160,273,769
Net asset value per share	$8.99

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

CMG ULTRA SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$101,513
Interest	5,149,147
Total income	5,250,660
Expenses:
Investment management fees	1,814,490
Compensation of board members	22,077
Audit fees	13,890
Legal fees	4,445
Total expenses	1,854,902
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(44,587)
Total net expenses	1,810,315
Net investment income	3,440,345
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(3,576,717)
Net realized loss	(3,576,717)
Net change in unrealized appreciation (depreciation) on:
Investments	2,556,855
Net change in unrealized appreciation	2,556,855
Net realized and unrealized loss	(1,019,862)
Net increase in net assets resulting from operations	$2,420,483

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

CMG ULTRA SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015
Operations
Net investment income	$3,440,345	$6,031,272
Net realized gain (loss)	(3,576,717)	347,586
Net change in unrealized appreciation (depreciation)	2,556,855	(848,079)
Net increase in net assets resulting from operations	2,420,483	5,530,779
Distributions to shareholders
Net investment income	(3,496,861)	(6,031,234)
Total distributions to shareholders	(3,496,861)	(6,031,234)
Decrease in net assets from capital stock activity	(77,509,505)	(272,945,627)
Total decrease in net assets	(78,585,883)	(273,446,082)
Net assets at beginning of period	1,519,180,416	1,792,626,498
Net assets at end of period	$1,440,594,533	$1,519,180,416
Excess of distributions over net investment income	$(246,362)	$(189,846)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

CMG ULTRA SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Subscriptions	44,616,217	401,139,970	98,244,384	883,570,711
Distributions reinvested	36,668	329,674	43,948	395,275
Redemptions	(53,263,114)	(478,979,149)	(128,629,269)	(1,156,911,613)
Total decrease	(8,610,229)	(77,509,505)	(30,340,937)	(272,945,627)
Total net decrease	(8,610,229)	(77,509,505)	(30,340,937)	(272,945,627)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

CMG ULTRA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended January 31, 2016		Year Ended July 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$9.00		$9.00	$8.99	$9.01	$9.02	$9.10
Income from investment operations:
Net investment income	0.02		0.03	0.04	0.07	0.08	0.13
Net realized and unrealized gain (loss)	(0.01)		0.00 (a)	0.01	(0.02)	0.00 (a)	0.00	(a)
Total from investment operations	0.01		0.03	0.05	0.05	0.08	0.13
Less distributions to shareholders from:
Net investment income	(0.02)		(0.03)	(0.04)	(0.07)	(0.09)	(0.21)
Total distributions to shareholders	(0.02)		(0.03)	(0.04)	(0.07)	(0.09)	(0.21)
Net asset value, end of period	$8.99		$9.00	$9.00	$8.99	$9.01	$9.02
Total return	0.13%		0.37%	0.52%	0.55%	0.93%	1.45%
Ratios to average net assets(b)
Total gross expenses	0.26	%(c)	0.26%	0.26%	0.26%	0.26%	0.26	%(d)
Total net expenses(e)	0.25	%(c)	0.25%	0.25%	0.25%	0.25%	0.25	%(d)
Net investment income	0.48	%(c)	0.37%	0.40%	0.76%	0.93%	1.39%
Supplemental data
Net assets, end of period (in thousands)	$1,440,595		$1,519,180	$1,792,626	$1,836,456	$1,365,792	$968,267
Portfolio turnover	35%		62%	68%	67%	66%	51%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

CMG ULTRA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

CMG Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares of the Fund are available for purchase by institutional entities, including corporations, partnerships, trusts, foundations, endowments, affiliated funds, government entities or other similar organizations, and to certain qualifying advisory clients of Bank of America. Please see the Fund's prospectus for further details, including applicable investment minimums.

Fund Shares

The Trust may issue an unlimited number of shares (without par value), which are offered continuously at net asset value.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent

Semiannual Report 2016
19

CMG ULTRA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2016
20

CMG ULTRA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund's management fee is a unified fee. The Investment Manager, out of the unified fee it receives from the Fund, pays all operating costs and expenses of the Fund (other than the expenses described below or in the Fund's prospectus), including accounting expenses (other than audit fees), legal fees for the Fund, transfer agent and custodian fees, and other expenses. The Fund pays the following expenses: disinterested trustees fees and expenses, including their legal counsel, auditing expense, interest on borrowings by the Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses of the Fund. The unified fee is paid monthly to the Investment Manager at the annual rate of 0.25% of the Fund's average net assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment

Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2016, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate of 0.25% of the Fund's average daily net assets.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Semiannual Report 2016
21

CMG ULTRA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $1,440,234,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$417,000
Unrealized depreciation	(2,135,000)
Net unrealized depreciation	$(1,718,000)

The following capital loss carryforwards, determined as of July 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	213,699
2017	2,249,159
2018	1,023,617
2019	11,369,928
No expiration — short-term	3,417,204
No expiration — long-term	6,330,575
Total	24,604,182

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $472,887,202 and $519,961,190, respectively, for the six months ended January 31, 2016, of which $95,699,235 and $62,564,731, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015, Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, one unaffiliated shareholder of record owned 90.64% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell

Semiannual Report 2016
22

CMG ULTRA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of

Semiannual Report 2016
23

CMG ULTRA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
24

CMG ULTRA SHORT TERM BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
25

CMG Ultra Short Term Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR103_07_F01_(03/16)

SEMIANNUAL REPORT

January 31, 2016

COLUMBIA U.S. SOCIAL BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $472 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of December 31, 2015. Source: Ameriprise Q4 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of December 31, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of September 2015 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can attempt to help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA U.S. SOCIAL BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	22
Important Information About This Report	29

Semiannual Report 2016

COLUMBIA U.S. SOCIAL BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia U.S. Social Bond Fund (the Fund) Class A shares returned 3.10% excluding sales charges for the six-month period that ended January 31, 2016.

■  The Fund's benchmark, the Barclays Municipal Bond Index, returned 3.66% for the same time period.

Average Annual Total Returns (%) (for period ended January 31, 2016)

	Inception	6 Months Cumulative	Life
Class A	03/26/15
Excluding sales charges		3.10	2.70
Including sales charges		-0.02	-0.39
Class C	03/26/15
Excluding sales charges		2.71	2.15
Including sales charges		1.71	1.15
Class R4	03/26/15	3.33	3.03
Class R5	03/26/15	3.30	2.98
Class Z	03/26/15	3.23	2.92
Barclays Municipal Bond Index		3.66	3.49

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the applicable contingent deferred sales charge (CDSC) of 1.00% in the first year. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

The Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA U.S. SOCIAL BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

James Dearborn

Chad Farrington, CFA

Tom Murphy, CFA

Portfolio Breakdown (%) (at January 31, 2016)
Corporate Bonds & Notes	9.9
Floating Rate Notes	7.0
Money Market Funds	8.1
Municipal Bonds	75.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at January 31, 2016)
AAA rating	11.2
AA rating	33.6
A rating	22.3
BBB rating	23.6
BB rating	1.5
Not rated	7.8
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA U.S. SOCIAL BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

August 1, 2015 – January 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,031.00	1,020.89	4.04	4.02	0.80
Class C	1,000.00	1,000.00	1,027.10	1,017.11	7.86	7.82	1.56
Class R4	1,000.00	1,000.00	1,033.30	1,022.13	2.78	2.77	0.55
Class R5	1,000.00	1,000.00	1,033.00	1,021.88	3.03	3.02	0.60
Class Z	1,000.00	1,000.00	1,032.30	1,022.13	2.78	2.77	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA U.S. SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds 75.6%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ALABAMA 2.9%
Alabama Special Care Facilities Financing Authority Refunding Revenue Bonds Children's Hospital of Alabama Series 2015 06/01/27	5.000%	250,000	301,975
Butler County Board of Education Refunding Revenue Bonds Series 2015 (AGM) 07/01/26	5.000%	250,000	301,035
Total			603,010
ARIZONA 2.6%
Industrial Development Authority of the County of Pima (The) Refunding Revenue Bonds American Leadership Academy Series 2015(a) 06/15/35	5.375%	250,000	251,448
Pinal County Union High School District No. 82 Casa Grande Unlimited General Obligation Refunding Bonds Series 2015 (AGM) 07/01/26	5.000%	250,000	306,887
Total			558,335
CALIFORNIA 13.7%
California Municipal Finance Authority Refunding Revenue Bonds Community Medical Centers Series 2015A 02/01/22	5.000%	215,000	253,749
Harbor Regional Center Project Series 2015 11/01/24	5.000%	250,000	301,552
Revenue Bonds NorthBay Healthcare Group Series 2015 11/01/26	5.000%	250,000	289,105
California School Finance Authority Revenue Bonds Green Dot Public School Project Series 2015A(a) 08/01/25	4.000%	250,000	260,855
California Statewide Communities Development Authority Refunding Revenue Bonds Adventist Health System West Series 2015 03/01/25	5.000%	250,000	309,667
City of Riverside Sewer Refunding Revenue Bonds Series 2015A 08/01/21	5.000%	250,000	299,665

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jurupa Unified School District Unlimited General Obligation Bonds Series 2015A 08/01/23	5.000%	225,000	279,203
Monterey Regional Waste Management Authority Revenue Bonds Series 2015B AMT(b) 04/01/21	4.000%	250,000	279,338
Pajaro Valley Water Management Agency Refunding Revenue Bonds Series 2015 (AGM) 03/01/22	5.000%	250,000	298,818
West Kern Community College District Unlimited General Obligation Refunding Bonds Series 2015A (AGM) 11/01/24	5.000%	250,000	313,142
Total			2,885,094
COLORADO 1.4%
Colorado Health Facilities Authority Refunding Revenue Bonds Parkview Medical Center Series 2015B 09/01/26	5.000%	250,000	295,425
CONNECTICUT 1.3%
State of Connecticut Clean Water Fund-State Revolving Fund Revenue Bonds Green Bonds Series 2015A 03/01/19	5.000%	250,000	281,948
DISTRICT OF COLUMBIA 1.5%
District of Columbia Refunding Revenue Bonds Children's Hospital Series 2015 07/15/23	5.000%	250,000	306,435
FLORIDA 3.7%
City of Tallahassee Revenue Bonds Tallahassee Memorial Healthcare, Inc. Project Series 2016(c) 12/01/55	5.000%	250,000	272,690
Florida Development Finance Corp. Revenue Bonds Renaissance Charter School Inc. Projects Series 2015(a) 06/15/25	5.000%	250,000	255,242

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA U.S. SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT(a)(b) 07/01/36	8.000%	250,000	257,270
Total			785,202
GEORGIA 2.4%
Georgia Housing & Finance Authority Refunding Revenue Bonds Series 2015A-2 AMT(b) 06/01/20	2.000%	500,000	508,910
IDAHO 1.3%
Idaho Housing & Finance Association Revenue Bonds Series 2015A-1 07/01/25	3.200%	250,000	263,705
ILLINOIS 1.4%
Chicago Transit Authority Refunding Revenue Bonds Series 2015 06/01/21	5.000%	250,000	286,655
INDIANA 1.5%
Ivy Tech Community College Refunding Revenue Bonds Student Fee Series 2015T 07/01/24	5.000%	250,000	309,615
LOUISIANA 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Bellemont Apartments Homes Project Series 2015 04/01/34	4.125%	250,000	253,712
Louisiana Public Facilities Authority Revenue Bonds Louisiana Pellets, Inc. Project Series 2015 AMT(a)(b) 07/01/24	7.000%	250,000	202,508
Total			456,220
MARYLAND 4.1%
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds Meritus Medical Center Issue Series 2015 07/01/23	5.000%	250,000	298,545

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
The John Hopkins Health System Series 2015 05/15/19	5.000%	250,000	282,830
University of Maryland Medical System Series 2015 07/01/19	4.000%	250,000	273,400
Total			854,775
MASSACHUSETTS 1.3%
Massachusetts Development Finance Agency Revenue Bonds Green Bonds — Boston Medical Center Series 2015 07/01/44	5.000%	250,000	278,385
MINNESOTA 3.1%
Dakota County Community Development Agency Refunding Revenue Bonds Series 2015B 01/01/21	5.000%	250,000	297,780
Revenue Bonds Sanctuary at West St. Paul Project Series 2015 08/01/30	5.750%	100,000	102,911
Northwest Multi-County Housing & Redevelopment Authority Refunding Revenue Bonds Pooled Housing Program Series 2015 07/01/24	4.000%	250,000	250,152
Total			650,843
MISSISSIPPI 1.4%
City of Gulfport Unlimited General Obligation Refunding Bonds Water & Sewer Series 2015 07/01/21	5.000%	250,000	296,833
MISSOURI 1.2%
Missouri Housing Development Commission Revenue Bonds 1st Place Homeownership Loan Project Series 2015 11/01/27	3.250%	250,000	261,395
NEBRASKA 1.2%
Nebraska Investment Finance Authority Single Family Housing Revenue Bonds Series 2015 (GNMA/FNMA) 09/01/30	3.450%	250,000	260,448

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA U.S. SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NEW MEXICO 1.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds Presbyterian Healthcare Services Series 2015 08/01/21	5.000%	250,000	296,555
NEW YORK 8.0%
Build NYC Resource Corp. Revenue Bonds Series 2015 07/01/28	5.000%	250,000	299,275
Housing Development Corp. Refunding Revenue Bonds Series 2015A-1 11/01/18	1.150%	250,000	250,590
Sustainable Neighborhood Series 2015S 05/01/26	3.400%	500,000	532,350
Metropolitan Transportation Authority Refunding Revenue Bonds Series 2015D-1 11/15/26	5.000%	250,000	312,215
Onondaga Civic Development Corp. Refunding Revenue Bonds Series 2015 10/01/23	5.000%	250,000	294,000
Total			1,688,430
PENNSYLVANIA 4.1%
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein HealthCare Network Series 2015 01/15/22	5.000%	250,000	284,208
Redevelopment Authority of the City of Philadelphia Refunding Revenue Bonds Series 2015A 04/15/28	5.000%	250,000	292,032
State Public School Building Authority Refunding Revenue Bonds The School District of Philadelphia Project Series 2015 06/01/24	5.000%	250,000	289,382
Total			865,622
RHODE ISLAND 1.2%
Rhode Island Housing & Mortgage Finance Corp. Refunding Revenue Bonds Homeownership Opportunity Series 2015 AMT(b) 10/01/25	3.550%	250,000	260,860

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
SOUTH CAROLINA 1.4%
SCAGO Educational Facilities Corp. for Colleton School District Refunding Revenue Bonds Series 2015 12/01/20	5.000%	250,000	289,410
TENNESSEE 1.2%
Tennessee Housing Development Agency Revenue Bonds Series 2015-1C 01/01/22	2.450%	245,000	255,591
TEXAS 5.5%
Austin Community College District Public Facility Corp. Refunding Revenue Bonds Series 2015 08/01/19	5.000%	250,000	282,240
Cotulla Independent School District Unlimited General Obligation Bonds School Building Series 2015 02/15/19	5.000%	250,000	279,513
Harris County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds Texas Children's Hospital Series 2015 10/01/21	5.000%	250,000	298,755
San Antonio Independent School District Unlimited General Obligation Refunding Bonds Series 2015 (Permenant School Fund Guarantee) 02/15/22	5.000%	250,000	305,352
Total			1,165,860
WASHINGTON 2.2%
Energy Northwest Wind Project Refunding Revenue Bonds Series 2015 07/01/29	4.000%	250,000	272,960
King County Public Hospital District No. 4 Revenue Bonds Series 2015A 12/01/35	6.000%	200,000	201,576
Total			474,536
WEST VIRGINIA 1.2%
West Virginia Housing Development Fund Refunding Revenue Bonds Series 2015A AMT(b) 11/01/18	1.500%	250,000	251,933

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA U.S. SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
WISCONSIN 1.2%
Public Finance Authority Revenue Bonds FFAH NC & MO Portfolio Series 2015 12/01/35	4.750%	250,000	252,925
Total Municipal Bonds (Cost: $15,470,105)			15,944,955

Corporate Bonds & Notes 10.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 2.4%
Bank of America Corp. Green Bond 05/12/18	1.950%	250,000	249,802
Morgan Stanley Green Bond 12/07/18	2.200%	250,000	251,846
Total			501,648
ELECTRIC 1.2%
NextEra Energy Capital Holdings, Inc. 06/01/17	1.586%	250,000	249,542
LIFE INSURANCE 0.5%
Five Corners Funding Trust(a) 11/15/23	4.419%	100,000	104,272
MEDIA AND ENTERTAINMENT 3.6%
Scripps Networks Interactive, Inc. 06/15/20	2.800%	500,000	492,246
Time Warner, Inc. 03/15/20	4.875%	250,000	270,950
Total			763,196
PHARMACEUTICALS 1.2%
AbbVie, Inc. 05/14/18	1.800%	250,000	249,272
WIRELINES 1.1%
Verizon Communications, Inc. 11/01/22	2.450%	250,000	239,459
Total Corporate Bonds & Notes (Cost: $2,120,597)			2,107,389

Floating Rate Notes 7.0%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
CALIFORNIA 1.2%
California Statewide Communities Development Authority Revenue Bonds John Muir Health VRDN Series 2008C (Wells Fargo Bank)(d)(e) 08/15/27	0.010%	250,000	250,000
MICHIGAN 2.3%
Michigan State Housing Development Authority Revenue Bonds VRDN Series 2008A (JPMorgan Chase Bank) AMT(b)(d)(e) 10/01/37	0.060%	495,000	495,000
NEW YORK 3.5%
New York City Water & Sewer System Revenue Bonds VRDN Series 2010 (U.S. Bank)(d)(e) 06/15/43	0.010%	250,000	250,000
State of New York Mortgage Agency Revenue Bonds VRDN Series 2006-139 (JPMorgan Chase Bank) AMT(b)(d)(e) 10/01/37	0.020%	500,000	500,000
Total			750,000
Total Floating Rate Notes (Cost: $1,495,000)			1,495,000

Money Market Funds 8.2%

	Shares	Value ($)
JPMorgan Tax-Free Money Market Fund, Agency Shares, 0.010%(f)	1,722,467	1,722,467
Total Money Market Funds (Cost: $1,722,467)		1,722,467
Total Investments (Cost: $20,808,169)		21,269,811
Other Assets & Liabilities, Net		(176,002)
Net Assets		21,093,809

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA U.S. SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At January 31, 2016, the value of these securities amounted to $1,331,595 or 6.31% of net assets.

(b)  Income from this security may be subject to alternative minimum tax.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Variable rate security.

(e)  The Fund is entitled to receive principal and interest from the guarantor after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(f)  The rate shown is the seven-day current annualized yield at January 31, 2016.

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

AMT  Alternative Minimum Tax

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

VRDN  Variable Rate Demand Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA U.S. SOCIAL BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at January 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	15,944,955	—	15,944,955
Corporate Bonds & Notes	—	2,107,389	—	2,107,389
Floating Rate Notes	—	1,495,000	—	1,495,000
Money Market Funds	1,722,467	—	—	1,722,467
Total Investments	1,722,467	19,547,344	—	21,269,811

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA U.S. SOCIAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2016 (Unaudited)

Assets
Investments, at value
(identified cost $20,808,169)	$21,269,811
Receivable for:
Capital shares sold	456
Interest	159,870
Expense reimbursement due from Investment Manager	701
Trustees' deferred compensation plan	2,146
Other assets	13,480
Total assets	21,446,464
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	272,720
Capital shares purchased	284
Dividend distributions to shareholders	32,752
Investment management fees	328
Distribution and/or service fees	4
Transfer agent fees	37
Compensation of board members	461
Chief compliance officer expenses	1
Audit fees	18,584
Other expenses	25,338
Trustees' deferred compensation plan	2,146
Total liabilities	352,655
Net assets applicable to outstanding capital stock	$21,093,809
Represented by
Paid-in capital	$20,669,654
Excess of distributions over net investment income	(1,494)
Accumulated net realized loss	(35,993)
Unrealized appreciation (depreciation) on:
Investments	461,642
Total — representing net assets applicable to outstanding capital stock	$21,093,809

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA U.S. SOCIAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2016 (Unaudited)

Class A
Net assets	$561,607
Shares outstanding	55,200
Net asset value per share	$10.17
Maximum offering price per share(a)	$10.48
Class C
Net assets	$18,696
Shares outstanding	1,837
Net asset value per share(b)	$10.17
Class R4
Net assets	$10,175
Shares outstanding	1,000
Net asset value per share	$10.18
Class R5
Net assets	$70,334
Shares outstanding	6,911
Net asset value per share	$10.18
Class Z
Net assets	$20,432,997
Shares outstanding	2,008,192
Net asset value per share	$10.17

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA U.S. SOCIAL BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2016 (Unaudited)

Net investment income
Income:
Dividends	$170
Interest	233,565
Total income	233,735
Expenses:
Investment management fees	57,395
Distribution and/or service fees
Class A	52
Class C	50
Transfer agent fees
Class R5	4
Class Z	243
Compensation of board members	10,321
Custodian fees	7,022
Printing and postage fees	5,583
Registration fees	41,434
Audit fees	15,964
Legal fees	254
Offering costs	43,196
Chief compliance officer expenses	5
Other	2,289
Total expenses	183,812
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(128,208)
Total net expenses	55,604
Net investment income	178,131
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(26,115)
Net realized loss	(26,115)
Net change in unrealized appreciation (depreciation) on:
Investments	503,714
Net change in unrealized appreciation	503,714
Net realized and unrealized gain	477,599
Net increase in net assets resulting from operations	$655,730

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA U.S. SOCIAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015(a)
Operations
Net investment income	$178,131	$61,570
Net realized loss	(26,115)	(9,878)
Net change in unrealized appreciation (depreciation)	503,714	(42,072)
Net increase in net assets resulting from operations	655,730	9,620
Distributions to shareholders
Net investment income
Class A	(406)	(22)
Class C	(40)	(6)
Class R4	(89)	(31)
Class R5	(146)	(29)
Class Z	(179,120)	(61,306)
Total distributions to shareholders	(179,801)	(61,394)
Increase in net assets from capital stock activity	629,524	17,540,130
Total increase in net assets	1,105,453	17,488,356
Net assets at beginning of period	19,988,356	2,500,000
Net assets at end of period	$21,093,809	$19,988,356
Undistributed (excess of distributions over) net investment income	$(1,494)	$176

(a) Based on operations from March 26, 2015 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA U.S. SOCIAL BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	54,196	550,488	—	—
Distributions reinvested	32	330	—	—
Redemptions	(28)	(285)	—	—
Net increase	54,200	550,533	—	—
Class C shares
Subscriptions	836	8,503	—	—
Distributions reinvested	—	—	1	6
Net increase	836	8,503	1	6
Class R5 shares
Subscriptions	5,905	60,000	—	—
Distributions reinvested	6	59	—	—
Net increase	5,911	60,059	—	—
Class Z shares
Subscriptions	1,002	10,000	1,761,135	17,540,000
Distributions reinvested	43	429	12	124
Net increase	1,045	10,429	1,761,147	17,540,124
Total net increase	61,992	629,524	1,761,148	17,540,130

(a) Based on operations from March 26, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA U.S. SOCIAL BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class A	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.94		$10.00
Income from investment operations:
Net investment income	0.08		0.02
Net realized and unrealized gain (loss)	0.23		(0.06)
Total from investment operations	0.31		(0.04)
Less distributions to shareholders:
Net investment income	(0.08)		(0.02)
Total distributions to shareholders	(0.08)		(0.02)
Net asset value, end of period	$10.17		$9.94
Total return	3.10%		(0.38%)
Ratios to average net assets(b)
Total gross expenses	2.08	%(c)	1.72	%(c)
Total net expenses(d)	0.80	%(c)	0.80	%(c)
Net investment income	1.77	%(c)	0.67	%(c)
Supplemental data
Net assets, end of period (in thousands)	$562		$10
Portfolio turnover	23%		11%

Notes to Financial Highlights

(a)  Based on operations from March 26, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA U.S. SOCIAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class C	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.94		$10.00
Income from investment operations:
Net investment income	0.04		0.01
Net realized and unrealized gain (loss)	0.23		(0.06)
Total from investment operations	0.27		(0.05)
Less distributions to shareholders:
Net investment income	(0.04)		(0.01)
Total distributions to shareholders	(0.04)		(0.01)
Net asset value, end of period	$10.17		$9.94
Total return	2.71%		(0.54%)
Ratios to average net assets(b)
Total gross expenses	2.85	%(c)	2.47	%(c)
Total net expenses(d)	1.56	%(c)	1.45	%(c)
Net investment income	0.78	%(c)	0.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$19		$10
Portfolio turnover	23%		11%

Notes to Financial Highlights

(a)  Based on operations from March 26, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA U.S. SOCIAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.94		$10.00
Income from investment operations:
Net investment income	0.09		0.03
Net realized and unrealized gain (loss)	0.24		(0.06)
Total from investment operations	0.33		(0.03)
Less distributions to shareholders:
Net investment income	(0.09)		(0.03)
Total distributions to shareholders	(0.09)		(0.03)
Net asset value, end of period	$10.18		$9.94
Total return	3.33%		(0.29%)
Ratios to average net assets(b)
Total gross expenses	1.84	%(c)	1.47	%(c)
Total net expenses(d)	0.55	%(c)	0.55	%(c)
Net investment income	1.78	%(c)	0.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	23%		11%

Notes to Financial Highlights

(a)  Based on operations from March 26, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA U.S. SOCIAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.94		$10.00
Income from investment operations:
Net investment income	0.09		0.03
Net realized and unrealized gain (loss)	0.24		(0.06)
Total from investment operations	0.33		(0.03)
Less distributions to shareholders:
Net investment income	(0.09)		(0.03)
Total distributions to shareholders	(0.09)		(0.03)
Net asset value, end of period	$10.18		$9.94
Total return	3.30%		(0.31%)
Ratios to average net assets(b)
Total gross expenses	1.88	%(c)	1.52	%(c)
Total net expenses(d)	0.60	%(c)	0.60	%(c)
Net investment income	1.81	%(c)	0.87	%(c)
Supplemental data
Net assets, end of period (in thousands)	$70		$10
Portfolio turnover	23%		11%

Notes to Financial Highlights

(a)  Based on operations from March 26, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA U.S. SOCIAL BOND FUND

FINANCIAL HIGHLIGHTS (continued)

Class Z	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31, 2015(a)
Per share data
Net asset value, beginning of period	$9.94		$10.00
Income from investment operations:
Net investment income	0.09		0.04
Net realized and unrealized gain (loss)	0.23		(0.07)
Total from investment operations	0.32		(0.03)
Less distributions to shareholders:
Net investment income	(0.09)		(0.03)
Total distributions to shareholders	(0.09)		(0.03)
Net asset value, end of period	$10.17		$9.94
Total return	3.23%		(0.29%)
Ratios to average net assets(b)
Total gross expenses	1.83	%(c)	1.47	%(c)
Total net expenses(d)	0.55	%(c)	0.55	%(c)
Net investment income	1.77	%(c)	1.14	%(c)
Supplemental data
Net assets, end of period (in thousands)	$20,433		$19,949
Portfolio turnover	23%		11%

Notes to Financial Highlights

(a)  Based on operations from March 26, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA U.S. SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS

January 31, 2016 (Unaudited)

Note 1. Organization

Columbia U.S. Social Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

Semiannual Report 2016
22

COLUMBIA U.S. SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-dividend date.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt and taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2016
23

COLUMBIA U.S. SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, FASB issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective December 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.57 to 0.54% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2016 was 0.57% of the Fund's average daily net assets.

Prior to December 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from August 1, 2015 through November 30, 2015, the investment advisory services fee paid to the Investment Manager was $33,567, and the administrative services fee paid to the Investment Manager was $4,699.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle

International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of January 31, 2016, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

Offering Costs

Offering costs were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The

Semiannual Report 2016
24

COLUMBIA U.S. SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended January 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.00	%*
Class C	0.00	*
Class R4	0.00	*
Class R5	0.05
Class Z	0.00	*

*Rounds to zero.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2016, no minimum account balance fees were charged by the Fund

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class C shares of the Fund, respectively.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through November 30, 2016
Class A	0.95%
Class C	1.70
Class R4	0.70
Class R5	0.60
Class Z	0.70

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund's net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the

Semiannual Report 2016
25

COLUMBIA U.S. SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At January 31, 2016, the cost of investments for federal income tax purposes was approximately $20,808,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$527,000
Unrealized depreciation	(65,000)
Net unrealized appreciation	$462,000

The following capital loss carryforwards, determined as of July 31, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	9,878

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,048,714 and $4,341,360, respectively, for the six months ended January 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Line of Credit

The Fund has access to a revolving credit facility whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Effective December 8, 2015,

Citibank, N.A. and HSBC Bank USA, N.A. joined JPMorgan Chase Bank, N.A. (JPMorgan) as lead of a syndicate of banks under the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. Prior to December 8, 2015, JPMorgan was the sole lead bank under the credit facility agreement that permitted borrowings up to $550 million under the same terms and interest rates as described above with the exception of the commitment fee which was charged at a rate of 0.075% per annum.

The Fund had no borrowings during the six months ended January 31, 2016.

Note 7. Significant Risks

Shareholder Concentration Risk

At January 31, 2016, affiliated shareholders of record owned 96.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Semiannual Report 2016
26

COLUMBIA U.S. SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Social Impact Risk

Social impact investing may increase risk due to the limitations and constraints involved in investment selection and, as a result, the Fund may underperform other funds that do not consider the social impact.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a

Semiannual Report 2016
27

COLUMBIA U.S. SOCIAL BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

January 31, 2016 (Unaudited)

material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
28

COLUMBIA U.S. SOCIAL BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
29

Columbia U.S. Social Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR262_07_F01_(03/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2016